UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-05518

                                              The RBB Fund, Inc.

(Exact name of registrant as specified in charter)

Bellevue Park Corporate Center

103 Bellevue Parkway

Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Salvatore Faia

BNY Mellon Investment Servicing (US) Inc.

103 Bellevue Parkway

                             Wilmington, DE 19809

(Name and address of agent for service)

Registrant’s telephone number, including area code: 302-791-1851

Date of fiscal year end: August 31

Date of reporting period: November 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2015

(UNAUDITED)

	COUPON*	MATURITY DATE	PAR (000’s)	VALUE
SHORT-TERM INVESTMENTS — 73.1%
U.S. TREASURY OBLIGATIONS—73.1%
U.S. Treasury Bills	0.028%	12/10/15	$11,516	$11,515,862
U.S. Treasury Bills	0.030%	12/17/15	12,866	12,865,704
U.S. Treasury Bills	0.120%	12/31/15	25,125	25,122,161
U.S. Treasury Bills	0.130%	01/14/16	6,800	6,799,238
U.S. Treasury Bills	0.100%	01/28/16	16,031	16,029,156
U.S. Treasury Bills	0.140%	02/11/16	13,027	13,023,313
U.S. Treasury Bills	0.160%	02/18/16	11,500	11,496,090
U.S. Treasury Bills	0.160%	02/25/16	13,900	13,894,023
U.S. Treasury Bills	0.010%	03/03/16	11,000	10,993,939
U.S. Treasury Bills	0.050%	03/31/16	24,566	24,548,755
U.S. Treasury Bills	0.060%	04/14/16	13,156	13,147,120
U.S. Treasury Bills	0.225%	04/28/16	14,455	14,438,478
U.S. Treasury Bills	0.320%	05/12/16	19,368	19,339,936
U.S. Treasury Bills	0.360%	05/26/16	20,501	20,462,192

				213,675,967

TOTAL SHORT-TERM INVESTMENTS (Cost $ 213,706,608)				213,675,967

TOTAL PURCHASED OPTIONS — 0.7%** (Cost $ 2,308,666)				2,204,707

TOTAL INVESTMENTS — 73.8% (Cost $ 216,015,274)***				215,880,674

OTHER ASSETS IN EXCESS OF LIABILITIES — 26.2%				76,561,936

NET ASSETS — 100.0%				$292,442,610

*	Short-term investments reflect the annualized effective yield on the date of purchase for discounted investments.
**	See page 10 for detail information regarding the Purchased Options.
***	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$216,015,274

Gross unrealized appreciation	$416,142
Gross unrealized depreciation	(550,742)

Net unrealized depreciation	$(134,600)

The accompanying notes are an integral part of the schedule of investments.

1

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2015

(UNAUDITED)

FUTURES CONTRACTS

LONG CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL COST	UNREALIZED APPRECIATION (DEPRECIATION)
10-Year Mini Japanese Government Bond Futures	12/09/15	367	$44,111,016	$155,565
3-Month Euro Euribor	06/13/16	3	793,308	1,083
3-Month Euro Euribor	09/19/16	337	89,082,984	162,484
3-Month Euro Euribor	12/19/16	12	3,174,909	2,971
3-Month Euro Euribor	06/19/17	31	8,187,772	18,476
3-Month Euro Euribor	09/18/17	36	9,508,046	18,463
3-Month Euro Euribor	12/18/17	10	2,642,911	2,153
3-Month Euro Euribor	03/19/18	4	1,055,714	1,730
3-Month Euro Euribor	06/18/18	3	791,261	1,307
3-Month Euro Euribor	09/17/18	2	527,494	462
90-DAY Bank Bill	03/10/16	400	287,764,701	(23,610)
90-DAY Bank Bill	06/09/16	1	721,543	(2,084)
90-DAY Bank Bill	09/08/16	24	17,280,199	(12,769)
90-DAY Eurodollar Futures	06/13/16	413	102,429,150	5,175
90-DAY Eurodollar Futures	12/19/16	1	247,212	—
90-DAY Eurodollar Futures	03/13/17	281	69,391,050	(22,688)
90-DAY Eurodollar Futures	09/18/17	27	6,659,962	(12,562)
90-DAY Eurodollar Futures	12/18/17	6	1,476,525	(1,125)
90-DAY Eurodollar Futures	03/19/18	6	1,473,900	150
90-DAY Eurodollar Futures	06/18/18	5	1,227,825	(575)
90-DAY Eurodollar Futures	09/17/18	6	1,472,262	(688)
90-DAY Eurodollar Futures	12/17/18	5	1,226,888	(1,575)
90-DAY Eurodollar Futures	03/18/19	4	979,600	50
90-DAY Eurodollar Futures	06/17/19	3	734,450	(200)
90-DAY Sterling Futures	03/16/16	27	5,042,905	9,150
90-DAY Sterling Futures	06/15/16	293	54,716,158	74,890
90-DAY Sterling Futures	09/21/16	464	86,638,176	51,282
90-DAY Sterling Futures	03/15/17	255	47,451,843	93,980
90-DAY Sterling Futures	06/21/17	45	8,363,537	17,584
90-DAY Sterling Futures	09/20/17	46	8,544,400	14,308
90-DAY Sterling Futures	12/20/17	11	2,043,466	1,318
90-DAY Sterling Futures	03/21/18	4	742,635	395
90-DAY Sterling Futures	06/20/18	3	556,633	188
Amsterdam Index Futures	12/18/15	21	2,068,490	15,802
AUD/CAD Futures	12/14/15	7	1,009,323	2,741
AUD/JPY Futures	12/14/15	4	573,306	4,890
AUD/NZD Futures	12/14/15	3	436,314	(2,462)
CAC40 10 Euro Futures	12/18/15	222	11,467,971	156,490
Canadian 10-Year Bond Futures	03/21/16	6	633,786	(10,086)
Canola Futures (Winnipeg Commodity Exchange)	03/14/16	1	7,274	(175)
Canola Futures (Winnipeg Commodity Exchange)	05/13/16	5	36,407	(479)
Cocoa Futures	03/15/16	41	1,344,310	24,680
Cocoa Futures	05/13/16	27	886,050	14,670
Cocoa Futures	07/14/16	18	592,830	5,850
Cocoa Futures (Intercontinental Exchange)	12/14/15	13	433,363	9,323
Cocoa Futures (Intercontinental Exchange)	03/14/16	65	2,170,038	62,970
Cocoa Futures (Intercontinental Exchange)	05/13/16	28	928,536	30,423
Cocoa Futures (Intercontinental Exchange)	07/14/16	4	136,572	120
Cotton No.2 Futures	07/07/16	4	129,225	(1,265)
Dax Index Futures	12/18/15	47	13,508,645	617,102
DJIA Mini e-CBOT	12/18/15	57	5,018,850	29,640
Dollar Index	12/14/15	3	348,200	(47,570)
EUR/CHF 3-Month Futures (Intercontinental Exchange)	03/14/16	1	245,371	292
EUR/CHF 3-Month Futures (Intercontinental Exchange)	06/13/16	3	736,186	1,020

The accompanying notes are an integral part of the schedule of investments.

2

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2015

(UNAUDITED)

LONG CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL COST	UNREALIZED APPRECIATION (DEPRECIATION)
EUR/CHF 3-Month Futures (Intercontinental Exchange)	09/19/16	2	$490,621	$850
EUR/CHF 3-Month Futures (Intercontinental Exchange)	12/19/16	1	245,322	364
EUR/CHF Futures	12/14/15	18	2,381,360	(5,285)
Euro BUXL 30-Year Bond Futures	12/08/15	1	165,941	(972)
Euro STOXX 50	12/18/15	111	3,971,537	139,010
Euro-Bobl Futures	12/08/15	655	89,627,599	358,085
Euro-Bund Futures	12/08/15	621	102,956,481	913,131
Euro-Schatz Futures	12/08/15	100	11,776,525	20,872
FTSE/JSE TOP 40	12/17/15	6	200,664	(7,727)
FTSE/MIB Index Futures	12/18/15	4	474,944	4,686
GBP/CAD Futures	12/14/15	3	569,424	(4,629)
GBP/CHF Futures	12/14/15	15	2,756,038	63,432
GBP/JPY Futures	12/14/15	9	1,704,041	(10,144)
GBP/NZD Futures	12/14/15	2	387,018	(10,400)
H-Shares Index Futures	12/30/15	8	525,315	(19,733)
IBEX 35 Index Futures	12/18/15	10	1,086,943	9,181
JPN 10-Year Bond (Osaka Securities Exchange)	12/14/15	65	78,314,622	113,079
Long Gilt Futures	03/29/16	198	35,055,183	52,638
Nasdaq 100 E-Mini	12/18/15	128	11,789,070	162,930
Nikkei 225 (Chicago Mercantile Exchange)	12/10/15	10	971,250	18,500
Nikkei 225 (Osaka Securities Exchange)	12/10/15	15	2,418,846	(12,266)
Nikkei 225 (Singapore Exchange)	12/10/15	55	4,372,482	44,050
Nikkei 225 Mini	12/10/15	114	1,768,404	60,597
Rapeseed Euro	01/29/16	37	736,651	13,920
Rapeseed Euro	04/29/16	43	850,401	17,908
Rapeseed Euro	07/29/16	19	362,765	5,098
Russell 2000 Mini	12/18/15	8	951,120	5,600
S&P Mid 400 E-Mini	12/18/15	8	1,163,240	4,840
S&P/TSX 60 IX Futures	12/17/15	36	4,289,520	(23,273)
Sugar No. 11 (World)	02/29/16	62	1,016,042	20,698
Sugar No. 11 (World)	04/29/16	17	279,910	(4,592)
Sugar No. 11 (World)	06/30/16	19	304,438	(3,114)
Swiss Fed BND Futures	12/08/15	1	162,648	(29)
Topix Indx Futures	12/10/15	41	5,194,809	74,240
USD/NOK Futures	12/14/15	5	473,339	25,479
USD/SEK Futures	12/14/15	15	1,448,781	49,586
White Sugar (Intercontinental Exchange)	02/12/16	19	378,500	4,350
White Sugar (Intercontinental Exchange)	04/15/16	19	381,460	2,435
White Sugar (Intercontinental Exchange)	07/15/16	1	20,470	(320)

			$1,281,795,206	$3,552,339

SHORT CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL COST	UNREALIZED APPRECIATION (DEPRECIATION)
3-Month Euro Euribor	03/13/17	3	$(801,932)	$7,581
90-DAY Eurodollar Futures	09/19/16	31	(7,676,375)	388
90-DAY Eurodollar Futures	06/19/17	395	(97,359,400)	(13,038)
90-DAY Sterling Futures	12/21/16	415	(77,293,119)	(163,505)
AUD/USD Currency Futures	12/14/15	14	(987,077)	(24,843)
Australian 10-Year Bond Futures	12/15/15	547	(50,031,685)	(146,128)
Australian 3-Year Bond Futures	12/15/15	2	(160,825)	(134)
Brent Crude Futures	12/16/15	39	(1,779,960)	40,170
Brent Crude Futures	01/14/16	3	(152,660)	16,940
Brent Crude Futures	01/29/16	4	(205,050)	21,970
Brent Crude Futures	02/29/16	4	(207,620)	21,420
Brent Crude Futures	03/31/16	5	(251,210)	14,660

The accompanying notes are an integral part of the schedule of investments.

3

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2015

(UNAUDITED)

SHORT CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL COST	UNREALIZED APPRECIATION (DEPRECIATION)
Brent Crude Futures	04/29/16	5	$(248,950)	$8,800
Brent Crude Futures	05/31/16	2	(98,500)	1,140
CAD Currency Futures	12/15/15	143	(10,768,125)	61,715
CAD/JPY Futures	12/14/15	3	(447,864)	(1,284)
Canola Futures (Winnipeg Commodity Exchange)	01/14/16	7	(49,332)	458
Cattle Feeder Futures	01/28/16	4	(327,862)	2,362
Cattle Feeder Futures	03/24/16	4	(321,550)	700
CBOE VIX Futures	01/20/16	1	(17,950)	175
CHF Currency Futures	12/14/15	118	(14,807,462)	449,812
CHF/JPY Futures	12/14/15	8	(1,996,426)	49,878
Coff Robusta Futures	01/29/16	27	(428,460)	29,400
Coff Robusta Futures	03/31/16	36	(570,580)	28,060
Coff Robusta Futures	05/31/16	22	(353,230)	16,190
Coffee ’C’ Futures	03/18/16	37	(1,666,538)	6,394
Coffee ’C’ Futures	05/18/16	13	(604,388)	10,612
Coffee ’C’ Futures	07/19/16	8	(379,106)	7,406
Copper Futures	03/29/16	187	(9,674,275)	97,538
Copper Futures	05/26/16	8	(462,700)	51,700
Corn Futures	03/14/16	177	(3,336,100)	41,687
Corn Futures	05/13/16	30	(587,800)	20,800
Corn Futures	07/14/16	32	(628,300)	14,300
Corn Futures	09/14/16	7	(134,375)	(1,162)
Cotton No.2 Futures	03/08/16	17	(525,050)	(7,390)
Cotton No.2 Futures	05/06/16	6	(188,190)	(2,100)
E-Mini Crude Oil	12/18/15	4	(92,438)	9,138
E-Mini Crude Oil	01/19/16	5	(115,675)	8,275
E-Mini Crude Oil	02/19/16	5	(116,000)	6,175
E-Mini Natural Gas	12/28/15	38	(284,200)	71,875
E-Mini Natural Gas	01/26/16	41	(291,350)	56,625
E-Mini Natural Gas	02/24/16	27	(168,175)	11,642
EUR/AUD Futures	12/14/15	8	(1,092,884)	34,696
EUR/CAD Futures	12/14/15	9	(1,203,185)	13,193
EUR/GBP Futures	12/14/15	14	(1,879,076)	28,051
EUR/JPY Futures	12/14/15	19	(2,559,733)	48,330
Euro E-Mini Futures	12/14/15	20	(1,375,456)	53,456
Euro Foreign Exchange Curency Futures	12/14/15	425	(58,653,976)	2,468,976
FTSE 100 Index Futures	12/18/15	40	(3,795,721)	(31,259)
Gas Oil Futures (Intercontinental Exchange)	12/10/15	3	(134,800)	8,950
Gasoline RBOB Futures	12/31/15	44	(2,395,953)	(19,198)
Gasoline RBOB Futures	01/29/16	4	(218,333)	(1,949)
Gasoline RBOB Futures	02/29/16	5	(278,351)	(2,650)
Gasoline RBOB Futures	03/31/16	4	(256,612)	(4,712)
GBP Currency Futures	12/14/15	59	(5,587,056)	34,050
GBP/AUD Futures	12/14/15	1	(188,837)	493
Gold 100 Oz Futures	02/25/16	153	(16,379,200)	80,110
Gold 100 Oz Futures	04/27/16	10	(1,099,200)	33,200
Gold 100 Oz Futures	06/28/16	8	(866,340)	12,820
Hang Seng Index Futures	12/30/15	33	(4,745,958)	83,537
JPY Currency Futures	12/14/15	258	(26,555,023)	353,511
JPY E-Mini Futures	12/14/15	55	(2,812,550)	19,753
KC HRW Wheat Futures	03/14/16	76	(1,893,712)	97,262
KC HRW Wheat Futures	05/13/16	24	(605,062)	24,562
KC HRW Wheat Futures	07/14/16	21	(522,825)	2,812
Lean Hogs Futures	02/12/16	30	(711,130)	29,530
Lean Hogs Futures	04/14/16	24	(644,210)	54,050
Lean Hogs Futures	06/14/16	12	(351,170)	(310)
Live Cattle Futures	02/29/16	22	(1,175,580)	10,900
Live Cattle Futures	04/29/16	12	(641,090)	5,330
Live Cattle Futures	06/30/16	9	(448,610)	3,020

The accompanying notes are an integral part of the schedule of investments.

4

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2015

(UNAUDITED)

SHORT CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL COST	UNREALIZED APPRECIATION (DEPRECIATION)
London Mercantile Exchange Aluminum Forward	12/16/15	19	$(938,402)	$252,383
London Mercantile Exchange Aluminum Forward	01/20/16	23	(938,442)	104,836
London Mercantile Exchange Aluminum Forward	02/17/16	27	(1,017,791)	41,066
London Mercantile Exchange Aluminum Forward	03/16/16	119	(4,459,732)	154,907
London Mercantile Exchange Copper Forward	12/16/15	4	(470,780)	10,556
London Mercantile Exchange Copper Forward	01/20/16	15	(1,863,573)	140,542
London Mercantile Exchange Copper Forward	02/17/16	5	(649,124)	75,436
London Mercantile Exchange Copper Forward	03/16/16	38	(4,583,738)	227,750
London Mercantile Exchange Lead Forward	12/16/15	13	(483,286)	(53,614)
London Mercantile Exchange Lead Forward	01/20/16	18	(696,551)	(45,499)
London Mercantile Exchange Lead Forward	02/17/16	15	(626,848)	8,472
London Mercantile Exchange Lead Forward	03/16/16	8	(320,194)	(9,706)
London Mercantile Exchange Nickel Forward	12/16/15	7	(418,964)	46,403
London Mercantile Exchange Nickel Forward	01/20/16	14	(819,397)	73,225
London Mercantile Exchange Nickel Forward	02/17/16	9	(548,747)	68,417
London Mercantile Exchange Nickel Forward	03/16/16	5	(260,106)	(7,104)
London Mercantile Exchange Tin Forward Spot	12/16/15	4	(240,635)	(61,465)
London Mercantile Exchange Tin Forward Spot	01/20/16	5	(332,810)	(44,190)
London Mercantile Exchange Tin Forward Spot	02/17/16	6	(440,100)	(11,700)
London Mercantile Exchange Tin Forward Spot	03/16/16	3	(215,300)	(10,375)
London Mercantile Exchange Zinc Forward ($)	12/16/15	13	(651,424)	147,024
London Mercantile Exchange Zinc Forward ($)	01/20/16	21	(864,139)	46,845
London Mercantile Exchange Zinc Forward ($)	02/17/16	13	(555,931)	48,688
London Mercantile Exchange Zinc Forward ($)	03/16/16	37	(1,457,112)	9,950
Low Su Gasoil G Futures	01/12/16	47	(2,137,025)	134,825
Low Su Gasoil G Futures	02/11/16	11	(515,150)	39,950
Low Su Gasoil G Futures	03/10/16	11	(513,175)	32,200
Low Su Gasoil G Futures	04/12/16	9	(398,075)	50
Mill Wheat Euro	03/10/16	9	(83,573)	(2,839)
Mill Wheat Euro	05/10/16	3	(29,253)	(225)
Mini HSI Index Futures	12/30/15	9	(260,147)	5,834
MSCI Singapore Exchane ETS	12/30/15	26	(599,458)	11,829
MSCI Taiwan Index	12/30/15	15	(463,515)	4,515
MXN Futures	12/14/15	2	(59,560)	(680)
Natural Gas Futures	12/29/15	194	(4,812,300)	476,400
Natural Gas Futures	01/27/16	16	(462,620)	96,220
Natural Gas Futures	02/25/16	17	(484,850)	90,620
Natural Gas Futures	03/29/16	19	(523,220)	77,480
Natural Gas Futures	04/27/16	21	(586,080)	83,970
Natural Gas Futures	05/26/16	22	(621,940)	85,800
Natural Gas Futures	06/28/16	24	(676,290)	80,130
Natural Gas Futures	07/27/16	17	(457,610)	32,950
Natural Gas Futures	08/29/16	12	(310,570)	10,810
New York Harbor Ultra-Low Sulfur Diesel Futures	12/31/15	71	(4,335,261)	297,037
New York Harbor Ultra-Low Sulfur Diesel Futures	01/29/16	5	(328,847)	39,530
New York Harbor Ultra-Low Sulfur Diesel Futures	02/29/16	5	(327,911)	34,772
New York Harbor Ultra-Low Sulfur Diesel Futures	03/31/16	4	(247,435)	11,361
Nikkei 225 (Osaka Securities Exchange)	12/10/15	15	(2,341,348)	(65,232)
NZD Futures	12/14/15	20	(1,302,510)	(13,490)
NZD/JPY Futures	12/14/15	1	(129,927)	(1,657)
Palladium Futures	03/29/16	7	(377,895)	(2,345)
Platinum Futures	01/27/16	18	(820,995)	71,385
Red Wheat Futures (Minneapolis Grain Exchange)	03/14/16	29	(765,838)	29,600
Red Wheat Futures (Minneapolis Grain Exchange)	05/13/16	5	(130,225)	1,475
S&P 500 E-Mini Futures	12/18/15	55	(5,662,825)	(56,625)
SGX CNX Nifty	12/31/15	64	(1,009,587)	(11,789)
Silver Futures	03/29/16	109	(7,679,870)	3,000
Silver Futures	05/26/16	5	(356,325)	3,400
Soybean Futures	01/14/16	58	(2,530,200)	(24,700)

The accompanying notes are an integral part of the schedule of investments.

5

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2015

(UNAUDITED)

SHORT CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL COST	UNREALIZED APPRECIATION (DEPRECIATION)
Soybean Futures	03/14/16	57	$(2,525,850)	$8,588
Soybean Futures	05/13/16	18	(798,988)	(1,562)
Soybean Futures	07/14/16	19	(850,325)	(162)
Soybean Meal Futures	01/14/16	26	(777,140)	35,360
Soybean Meal Futures	03/14/16	35	(1,044,480)	38,230
Soybean Meal Futures	05/13/16	27	(784,630)	2,170
Soybean Oil Futures	01/14/16	20	(331,854)	(21,186)
Soybean Oil Futures	03/14/16	47	(798,078)	(38,616)
Soybean Oil Futures	05/13/16	18	(302,292)	(20,088)
SPI 200 Futures	12/17/15	26	(2,436,756)	(1,085)
U.S. Long Bond (Chicago Board of Trade)	03/21/16	17	(2,617,844)	(156)
U.S. Treasury 10-Year Notes (Chicago Board of Trade)	03/21/16	393	(49,703,625)	13,688
U.S. Treasury 2-Year Notes (Chicago Board of Trade)	03/31/16	1	(217,734)	188
U.S. Treasury 5-Year Notes (Chicago Board of Trade)	03/31/16	197	(23,383,891)	3,992
Wheat Futures (Chicago Board of Trade)	03/14/16	126	(3,122,888)	127,238
Wheat Futures (Chicago Board of Trade)	05/13/16	22	(544,250)	11,850
Wheat Futures (Chicago Board of Trade)	07/14/16	17	(422,150)	3,312
WTI Crude Futures	12/21/15	69	(2,970,590)	96,740
WTI Crude Futures	01/20/16	3	(138,310)	9,430
WTI Crude Futures	02/22/16	4	(184,790)	9,070
WTI Crude Futures	03/21/16	4	(188,460)	9,380
WTI Crude Futures	04/20/16	4	(191,300)	9,340
WTI Crude Futures	05/20/16	4	(192,760)	8,560
WTI Crude Futures	06/21/16	4	(193,100)	7,060
WTI Crude Futures	07/20/16	3	(146,120)	5,360

			$(586,732,238)	$7,372,025

Total Futures Contracts			$695,062,968	$10,924,364

Forward foreign currency contracts outstanding as of November 30, 2015 were as follows:

CURRENCY PURCHASED		CURRENCY SOLD		EXPIRATION	COUNTERPARTY	UNREALIZED APPRECIATION (DEPRECIATION)
AUD	734,938	USD	529,968	12/01/15	BOA	$1,540
AUD	90,700	USD	65,352	12/02/15	BOA	242
AUD	26,370,000	USD	18,807,216	12/04/15	BOA	261,429
AUD	6,940,495	USD	4,960,517	12/16/15	BOA	54,836
AUD	9,061,000	USD	6,503,270	12/18/15	BOA	43,656
AUD	1,190,000	USD	853,626	12/22/15	BOA	5,998
BRL	3,608,974	USD	917,993	12/16/15	BOA	10,671
CAD	823,802	USD	618,162	12/01/15	BOA	(1,290)
CAD	8,671,653	USD	6,535,000	12/04/15	BOA	(41,575)
CAD	3,912,134	USD	2,976,783	12/16/15	BOA	(47,353)
CAD	9,221,000	USD	6,976,525	12/18/15	BOA	(71,791)
CHF	500,180	USD	490,000	12/04/15	BOA	(3,757)
CHF	5,611,000	USD	5,829,110	12/18/15	BOA	(367,482)
CLP	52,820,164	USD	76,672	12/16/15	BOA	(2,456)
CZK	20,457,946	USD	848,922	12/16/15	BOA	(48,736)
EUR	730,200	JPY	89,508,095	12/04/15	BOA	3,020
EUR	324,093	USD	343,204	12/01/15	BOA	(785)
EUR	266,028	USD	281,031	12/02/15	BOA	40
EUR	25,845,000	USD	27,706,433	12/04/15	BOA	(397,990)

The accompanying notes are an integral part of the schedule of investments.

6

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2015

(UNAUDITED)

CURRENCY PURCHASED		CURRENCY SOLD		EXPIRATION	COUNTERPARTY	UNREALIZED APPRECIATION (DEPRECIATION)
EUR	2,372,296	USD	2,668,186	12/16/15	BOA	$(160,458)
EUR	7,966,000	USD	8,936,128	12/18/15	BOA	(514,742)
GBP	11,485,000	JPY	995,390,920	12/04/15	BOA	(161,908)
GBP	213,421	USD	321,168	12/01/15	BOA	264
GBP	181,176	USD	272,751	12/02/15	BOA	117
GBP	2,704,931	USD	4,168,325	12/16/15	BOA	(94,106)
GBP	7,437,000	USD	11,452,493	12/18/15	BOA	(250,606)
HUF	165,534,869	USD	599,770	12/16/15	BOA	(37,199)
INR	140,606,975	USD	2,130,299	12/16/15	BOA	(26,332)
JPY	1,883,631	EUR	1,770,000	12/04/15	BOA	13,406
JPY	199,998,242	EUR	1,532,000	12/22/15	BOA	6,271
JPY	7,940,559	GBP	5,225,000	12/04/15	BOA	71,132
JPY	11,012,204	USD	89,731	12/01/15	BOA	(273)
JPY	33,920,670	USD	275,230	12/02/15	BOA	324
JPY	2,646,099,219	USD	21,619,189	12/04/15	BOA	(121,803)
JPY	419,588,190	USD	3,497,012	12/16/15	BOA	(86,432)
JPY	988,283,000	USD	8,092,519	12/18/15	BOA	(58,668)
KRW	1,570,694,099	USD	1,360,979	12/16/15	BOA	(5,280)
KRW	4,117,882,881	USD	3,583,806	12/18/15	BOA	(29,809)
MXN	24,770,485	USD	1,488,226	12/16/15	BOA	4,398
MXN	16,839,000	USD	1,014,037	12/18/15	BOA	501
MYR	1,445,123	USD	341,076	12/16/15	BOA	(2,517)
NOK	195,294	USD	22,492	12/01/15	BOA	(20)
NOK	447,243	USD	51,519	12/02/15	BOA	(56)
NOK	83,955,461	USD	9,945,000	12/04/15	BOA	(284,731)
NOK	18,360,334	USD	2,212,256	12/16/15	BOA	(100,003)
NZD	274,146	USD	179,633	12/01/15	BOA	823
NZD	2,640,338	USD	1,739,357	12/02/15	BOA	(1,354)
NZD	37,965,000	USD	25,440,785	12/04/15	BOA	(454,072)
NZD	9,354,259	USD	6,065,711	12/16/15	BOA	85,275
NZD	4,019,000	USD	2,670,297	12/18/15	BOA	(27,960)
PLN	5,611,867	USD	1,490,402	12/16/15	BOA	(102,145)
SEK	1,873,933	USD	214,510	12/01/15	BOA	346
SEK	377,903	USD	43,351	12/02/15	BOA	(22)
SEK	30,389,456	USD	3,550,000	12/04/15	BOA	(65,375)
SEK	23,215,559	USD	2,782,688	12/16/15	BOA	(119,217)
SGD	14,684,717	USD	10,452,786	12/02/15	BOA	(42,155)
SGD	875,378	USD	622,975	12/16/15	BOA	(2,692)
TRY	6,675,268	USD	2,235,316	12/16/15	BOA	45,679
TWD	16,004,763	USD	493,308	12/16/15	BOA	(2,968)
USD	528,494	AUD	734,938	12/01/15	BOA	(3,015)
USD	65,681	AUD	90,700	12/02/15	BOA	86
USD	12,420,500	AUD	17,475,000	12/04/15	BOA	(216,003)
USD	2,377,426	AUD	3,354,373	12/16/15	BOA	(46,516)
USD	7,019,174	AUD	9,952,000	12/18/15	BOA	(171,535)
USD	853,469	AUD	1,190,000	12/22/15	BOA	(6,155)
USD	1,583,144	BRL	6,262,012	12/16/15	BOA	(28,201)
USD	615,503	CAD	823,802	12/01/15	BOA	(1,369)
USD	16,285,000	CAD	21,591,614	12/04/15	BOA	116,972

The accompanying notes are an integral part of the schedule of investments.

7

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2015

(UNAUDITED)

CURRENCY PURCHASED		CURRENCY SOLD		EXPIRATION	COUNTERPARTY	UNREALIZED APPRECIATION (DEPRECIATION)
USD	8,246,692	CAD	10,921,898	12/16/15	BOA	$68,310
USD	6,557,350	CAD	8,665,000	12/18/15	BOA	68,952
USD	3,891,754	CAD	5,206,000	12/22/15	BOA	(6,519)
USD	825,000	CHF	836,228	12/04/15	BOA	12,072
USD	6,371,056	CHF	6,213,000	12/18/15	BOA	323,455
USD	772,527	CHF	788,000	12/22/15	BOA	5,225
USD	212,817	CLP	149,218,166	12/16/15	BOA	3,154
USD	1,617,175	CZK	39,635,540	12/16/15	BOA	66,883
USD	315,000	DKK	2,204,855	12/04/15	BOA	2,712
USD	344,184	EUR	324,093	12/01/15	BOA	1,765
USD	281,692	EUR	266,028	12/02/15	BOA	621
USD	42,256,644	EUR	39,370,000	12/04/15	BOA	657,364
USD	5,758,710	EUR	5,240,608	12/16/15	BOA	218,922
USD	5,931,978	EUR	5,366,000	12/18/15	BOA	259,224
USD	666,018	EUR	628,000	12/22/15	BOA	2,020
USD	321,924	GBP	213,421	12/01/15	BOA	492
USD	272,213	GBP	181,176	12/02/15	BOA	(655)
USD	23,125,594	GBP	15,190,000	12/04/15	BOA	247,779
USD	8,007,813	GBP	5,262,666	12/16/15	BOA	81,084
USD	14,830,970	GBP	9,717,000	12/18/15	BOA	194,862
USD	3,316,294	GBP	2,190,000	12/22/15	BOA	17,555
USD	1,420,096	HUF	404,561,644	12/16/15	BOA	45,192
USD	4,178,149	INR	280,248,266	12/16/15	BOA	(15,334)
USD	89,998	JPY	11,012,203	12/01/15	BOA	541
USD	276,151	JPY	33,920,671	12/02/15	BOA	597
USD	7,865,000	JPY	959,149,582	12/04/15	BOA	72,696
USD	6,496,646	JPY	788,324,210	12/16/15	BOA	88,834
USD	10,226,605	JPY	1,230,442,000	12/18/15	BOA	224,220
USD	1,119,871	JPY	137,738,000	12/22/15	BOA	(8)
USD	2,041,754	KRW	2,420,978,048	12/16/15	BOA	(47,843)
USD	3,570,036	KRW	4,117,882,881	12/18/15	BOA	16,039
USD	2,074,245	MXN	35,133,661	12/16/15	BOA	(42,844)
USD	3,484,642	MXN	58,816,000	12/18/15	BOA	(58,983)
USD	412,521	MYR	1,799,862	12/16/15	BOA	(9,146)
USD	22,504	NOK	195,294	12/01/15	BOA	32
USD	51,330	NOK	447,243	12/02/15	BOA	(133)
USD	11,100,000	NOK	94,766,195	12/04/15	BOA	195,803
USD	2,602,255	NOK	22,106,213	12/16/15	BOA	59,060
USD	178,984	NZD	274,146	12/01/15	BOA	(1,472)
USD	1,719,905	NZD	2,640,338	12/02/15	BOA	(18,097)
USD	6,925,751	NZD	10,600,000	12/04/15	BOA	(50,652)
USD	1,709,319	NZD	2,597,000	12/15/15	BOA	1,508
USD	3,037,697	NZD	4,675,431	12/16/15	BOA	(36,679)
USD	4,028,628	NZD	6,337,000	12/18/15	BOA	(137,704)
USD	3,079,405	PLN	11,869,656	12/16/15	BOA	143,104
USD	214,596	SEK	1,873,933	12/01/15	BOA	(260)
USD	43,287	SEK	377,903	12/02/15	BOA	(42)
USD	23,760,000	SEK	203,168,529	12/04/15	BOA	463,558
USD	6,932,363	SEK	58,773,428	12/16/15	BOA	189,414

The accompanying notes are an integral part of the schedule of investments.

8

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2015

(UNAUDITED)

CURRENCY PURCHASED		CURRENCY SOLD		EXPIRATION	COUNTERPARTY	UNREALIZED APPRECIATION (DEPRECIATION)
USD	10,332,000	SGD	14,684,717	12/02/15	BOA	$(78,632)
USD	5,172,000	SGD	7,318,167	12/15/15	BOA	(13,762)
USD	1,109,235	SGD	1,577,407	12/16/15	BOA	(8,499)
USD	3,284,513	TRY	9,909,474	12/16/15	BOA	(101,638)
USD	534,212	TWD	17,502,520	12/16/15	BOA	(2,015)
USD	3,469,256	ZAR	48,180,475	12/17/15	BOA	146,514
USD	178,386	ZAR	2,528,000	12/22/15	BOA	4,221
ZAR	22,066,019	USD	1,600,440	12/17/15	BOA	(78,668)

Total Forward Foreign Currency Contracts						$(307,687)

The accompanying notes are an integral part of the schedule of investments.

9

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2015

(UNAUDITED)

	NUMBER OF CONTRACTS	VALUE
PURCHASED OPTIONS — 0.8%
CALL OPTIONS PURCHASED—0.4%
USD CHF Currency Futures Expires 01/08/16 Strike Price 1.03	23,272,000	$330,172
USD CNH Currency Futures Expires 08/22/16 Strike Price 6.77	22,639,000	339,359
USD CNH Currency Futures Expires 08/22/16 Strike Price 6.77	17,062,000	255,759
USD CNH Currency Futures Expires 08/22/16 Strike Price 7.09	10,343,000	85,221

TOTAL CALL OPTIONS PURCHASED (Cost $ 983,647)		1,010,511

PUT OPTIONS PURCHASED—0.4%
AUD USD Currency Futures Expires 12/04/15 Strike Price 69.50	165	3,300
Crude Oil Futures Expires 12/16/15 Strike Price 39	134	88,440
Euro Foreign Exchange Curency Futures Expires 12/04/15 Strike Price 1.06	155	207,312
Gold 100-Oz Futures Expires 05/25/16 Strike Price 0	166	373,500
IMM Eurodollar Futures Expires 12/14/15 Strike Price 99.50	1,137	14,212
IMM Eurodollar Futures Expires 12/14/15 Strike Price 99.25	951	5,944
IMM Eurodollar Futures Expires 06/13/16 Strike Price 99.38	933	501,488

TOTAL PUT OPTIONS PURCHASED (Cost $ 1,325,019)		1,194,196

TOTAL PURCHASED OPTIONS — 0.8% (Cost $ 2,308,666)		2,204,707

	NUMBER OF CONTRACTS	VALUE
WRITTEN OPTIONS — (0.4)%
CALL OPTIONS WRITTEN—(0.2)%
USD CHF Currency Futures Expires 01/08/16 Strike Price 1.06	23,272,000	$(120,479)
USD CNH Currency Futures Expires 08/22/16 Strike Price 7.09	22,639,000	(186,534)
USD CNH Currency Futures Expires 08/22/16 Strike Price 7.09	17,062,000	(140,582)
USD CNH Currency Futures Expires 08/22/16 Strike Price 6.77	10,343,000	(155,042)

TOTAL CALL OPTIONS WRITTEN (Premiums Received $ 621,174)		(602,637)

PUT OPTIONS WRITTEN—(0.2)%
AUD USD Currency Futures Expires 12/04/15 Strike Price 67.50	165	(825)
Crude Oil Futures Expires 12/16/15 Strike Price 36	134	(25,460)
Euro Foreign Exchange Curency Futures Expires 12/04/15 Strike Price 1.04	78	(28,275)
Euro Foreign Exchange Curency Futures Expires 12/04/15 Strike Price 1.03	77	(11,550)
Gold 100-Oz Futures Expires 05/25/16 Strike Price 60	83	(358,560)
IMM Eurodollar Futures Expires 12/14/15 Strike Price 99.38	1,137	(7,106)
IMM Eurodollar Futures Expires 06/13/16 Strike Price 98.88	632	(31,600)

TOTAL PUT OPTIONS WRITTEN (Premiums Received $ 614,579)		(463,376)

TOTAL WRITTEN OPTIONS — (0.4)% (Premiums Received $ 1,235,753)		(1,066,013)

The accompanying notes are an integral part of the schedule of investments.

10

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONCLUDED)

NOVEMBER 30, 2015

(UNAUDITED)

AUD	Australian Dollar	INR	Indian Rupee
BOA	Bank of America	JPY	Japanese Yen
BRL	Brazilian Real	KRW	Korean Won
CAD	Canadian Dollar	MXN	Mexican Peso
CHF	Swiss Franc	MYR	Malaysian Ringgit
CLP	Chilean Peso	NOK	Norwegian Krone
CNH	Chinese Renminbi	NZD	New Zealand Dollar
CZK	Czech Koruna	PLN	Polish Zloty
DAX	Deutscher Aktienindex	RBOB	Reformulated Blendstock for Oxygenate Blending
DKK	Danish Krone	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
FTSE	Financial Times Stock Exchange	TRY	Turkish Lira
GBP	British Pound	TSX	Toronto Stock Exchange
HUF	Hungarian Forint	TWD	Taiwan Dollar
IBEX	Index of the Bolsa de Madrid	USD	United States Dollar
IMM	International Monetary Market	ZAR	South African Rand

The accompanying notes are an integral part of the schedule of investments.

11

ABBEY CAPITAL FUTURES STRATEGY FUND

NOTES TO PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2015

(UNAUDITED)

CONSOLIDATION OF SUBSIDIARY — The Abbey Capital Futures Strategy Fund (the “Fund”) seeks to achieve its investment objective by allocating its assets between a “Managed Futures” strategy and a “Fixed Income” strategy. The Managed Futures strategy will be achieved by the Fund investing up to 25% of its total assets in Abbey Capital Offshore Fund Limited, a wholly-owned and controlled subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The consolidated financial statements of the Fund include the Subsidiary. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling economic interest (greater than 50%). All inter-company accounts and transactions have been eliminated. As of November 30, 2015, the net assets of the Subsidiary were $63,475,292, which represented 21.7% of the Fund’s net assets.

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, provided such amount appoximates fair value. Forward exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 –	quoted prices in active markets for identical securities;

• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

12

ABBEY CAPITAL FUTURES STRATEGY FUND

NOTES TO PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2015

(UNAUDITED) (CONTINUED)

The following is a summary of inputs used, as of November 30, 2015, in valuing the Fund’s investments carried at fair value.

	TOTAL FAIR VALUE AT NOVEMBER 30, 2015	LEVEL 1 QUOTED PRICE	LEVEL 2 SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS
Short-Term Investments	$213,675,967	$213,675,967	$—	$—
Commodity Contracts
Futures	4,762,584	4,762,584	—	—
Purchased Options	461,940	461,940	—	—
Equity Contracts
Futures	1,448,382	1,448,382	—	—
Foreign Exchange Contracts
Forward Foreign Currency Contracts	4,623,068	—	4,623,068	—
Futures	3,762,041	3,762,041	—	—
Purchased Options	1,221,123	965,364	255,759	—
Interest Rate Contracts
Futures	2,119,506	2,119,506	—	—
Purchased Options	521,644	521,644	—	—
Total Assets	$232,596,255	$227,717,428	$4,878,827	$—

	TOTAL FAIR VALUE AT NOVEMBER 30, 2015	LEVEL 1 QUOTED PRICE	LEVEL 2 SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS
Commodity Contracts
Futures	$(404,794)	$(404,794)	$—	$—
Written Options	(384,020)	(384,020)	—	—
Equity Contracts
Futures	(228,988)	(228,988)	—	—
Foreign Exchange Contracts
Forward Foreign Currency Contracts	(4,930,755)	—	(4,930,755)	—
Futures	(122,443)	(122,443)	—	—
Written Options	(643,287)	(502,705)	(140,582)	—
Interest Rate Contracts
Futures	(411,924)	(411,924)	—	—
Written Options	(38,706)	(38,706)	—	—
Total Liabilities	$(7,164,917)	$(2,093,580)	$(5,071,337)	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of

13

ABBEY CAPITAL FUTURES STRATEGY FUND

NOTES TO PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2015

(UNAUDITED) (CONTINUED)

Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2015, the Fund had no transfers between Levels 1, 2 and 3.

DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The following table lists the fair values of the Fund’s derivative holdings as of November 30, 2015 grouped by contract type and risk exposure category.

DERIVATIVE TYPE		EQUITY CONTRACTS		INTEREST RATE CONTRACTS		FOREIGN CURRENCY CONTRACTS		COMMODITY CONTRACTS	TOTAL

		Asset Derivatives
Purchased Options	$	—	$	521,644	$	1,221,123	$	461,940	$2,204,707
Forward Contracts		—		—		4,623,068		—	4,623,068
Futures Contracts		1,448,382		2,119,506		3,762,041		4,762,584	12,092,513
Total Value - Assets	$	1,448,382	$	2,641,150	$	9,606,232	$	5,224,524	$18,920,288

		Liability Derivatives
Written Options	$	—	$	(38,706)	$	(643,287)	$	(384,020)	$(1,066,013)
Forward Contracts		—		—		(4,930,755)		—	(4,930,755)
Futures Contracts		(228,988)		(411,924)		(122,443)		(404,794)	(1,168,149)
Total Value - Liabilities	$	(228,988)	$	(450,630)	$	(5,696,485)	$	(788,814)	$(7,164,917)

For the period ended November 30, 2015, the Fund’s average volume of derivatives is as follows:

PURCHASED OPTIONS (COST)	WRITTEN OPTIONS (PROCEEDS)	LONG FUTURES NOTIONAL COST	SHORT FUTURES NOTIONAL COST	FORWARD FOREIGN CURRENCY CONTRACTS — PAYABLE (VALUE AT TRADE DATE)	FORWARD FOREIGN CURRENCY CONTRACTS — RECEIVABLE (VALUE AT TRADE DATE)
$2,302,322	$(1,183,418)	$1,082,653,085	$(462,590,412)	$(416,997,934)	$416,943,462

PURCHASED OPTIONS — The Fund is subject to equity and other risk exposure in the normal course of pursuing its investment objectives. The Fund purchases option contracts. This transaction is used to hedge against changes in interest rates, foreign exchange rates and values of equities. An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

14

ABBEY CAPITAL FUTURES STRATEGY FUND

NOTES TO PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2015

(UNAUDITED) (CONTINUED)

OPTIONS WRITTEN — The Fund is subject to equity and other risk exposure in the normal course of pursuing its investment objectives and may enter into options written to hedge against changes in interest rates, foreign exchange rates and values of equities. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. On the other hand, the writer of an option contract is obligated, upon the exercise of the option, to buy or sell an underlying asset at a specific price on or before a specified future date. The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes. Written options are initially recorded as liabilities to the extent of premiums received and subsequently marked to market to reflect the current value of the option written. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. A Fund’s maximum risk of loss from counterparty credit risk related to OTC option contracts is limited to the premium paid.

The Fund had transactions in options written during the period ended November 30, 2015 as follows:

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED

Options outstanding at August 31, 2015	95,153,327	$1,131,083
Options written	56,257,659	1,295,453
Options closed	(2,386)	(737,870)
Options expired	(78,090,294)	(452,913)

Options outstanding at November 30, 2015	73,318,306	$1,235,753

FUTURES CONTRACTS — The Fund is subject to equity and other risk exposure in the normal course of pursuing its investment objectives. The Fund may use futures contracts for hedging or speculative purposes consistent with its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as a “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss.

15

ABBEY CAPITAL FUTURES STRATEGY FUND

NOTES TO PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2015

(UNAUDITED) (CONCLUDED)

FORWARD FOREIGN CURRENCY CONTRACTS — In the normal course of pursuing their investment objectives, the Fund is subject to foreign investment and currency risk. The Fund may enter into forward foreign currency contracts (“forward contracts”) for purposes of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging or risk management, or to otherwise help achieve the Fund’s investment goal. These contracts are marked-to-market daily at the applicable translation rates. The Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. A Fund’s maximum risk of loss from counterparty credit risk related to Forward Foreign Currency Contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

For more information with regard to accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

16

ALTAIR SMALLER COMPANIES FUND

Portfolio of Investments

November 30, 2015

(Unaudited)

	Number of Shares	Value

COMMON STOCKS—94.8%

Advertising — 0.0%
Journal Media Group, Inc.	1	$12

Aerospace/Defense — 1.3%
AAR Corp.	2,468	60,614
Aerojet Rocketdyne Holdings, Inc.*	15,755	276,343
Aerovironment, Inc.*	2,630	67,275
Cubic Corp	19,739	958,526
Curtiss-Wright Corp.	1,568	110,403
Kaman Corp.	2,787	111,870
KLX, Inc.*	24,304	780,158
Mantech International Corp., Class A	1,268	42,465
Moog, Inc., Class A*	1,151	76,047
National Presto Industries, Inc.	728	63,292
Orbital ATK, Inc.	1,778	152,748

		2,699,741

Agriculture — 0.1%
Andersons, Inc., (The)	722	24,887
Universal Corp.	1,451	82,040

		106,927

Airlines — 0.9%
Allegiant Travel Co.	2,618	458,490
Controladora Vuela Cia de Aviacion SAB de CV, ADR (Mexico)*	23,542	416,458
SkyWest, Inc.	22,919	472,361
Virgin America, Inc.*	12,766	464,555

		1,811,864

Apparel — 1.2%
Cherokee, Inc.*	16,575	316,748
G-III Apparel Group Ltd.*	2,392	109,721
Lakeland Industries, Inc.*	29,937	417,022
Oxford Industries, Inc.	1,003	68,144
Rocky Brands, Inc.	33,040	375,334
Sequential Brands Group, Inc.*	21,921	196,193
Skechers U.S.A. Inc., Class A*	6,336	191,347
Steven Madden Ltd.*	3,386	108,013
Superior Uniform Group, Inc.	24,084	445,313
Wolverine World Wide, Inc.	13,682	248,876

		2,476,711

Auto Parts & Equipment — 1.2%
Dorman Products, Inc.*	1,240	59,173
Gentherm, Inc.*	2,317	117,796
Motorcar Parts Of America, Inc.*	39,210	1,570,753
Spartan Motors, Inc.	88,530	321,364
Standard Motor Products, Inc.	5,400	225,504

	Number of Shares	Value

Auto Parts & Equipment — (Continued)
Unique Fabricating, Inc.	30,293	$357,154

		2,651,744

Banks — 6.3%
1st Source Corp.	8,450	285,664
American River Bankshares*	49,540	511,253
Atlantic Capital Bancshares, Inc.*	16,952	244,624
Bank Of Commerce Holdings	67,900	497,707
Bank Of The Ozarks, Inc.	9,510	516,203
BankUnited, Inc.	11,623	439,349
Banner Corp.	1,722	90,405
BBCN Bancorp, Inc.	8,040	152,036
BNC Bancorp	7,479	190,715
Boston Private Financial Holdings, Inc.	4,236	51,256
Central Pacific Financial Corp.	3,268	75,948
City Holding Co.	4,208	210,063
Columbia Banking System, Inc.	2,725	96,847
Community Bank System, Inc.	917	39,550
CU Bancorp*	11,486	309,203
CVB Financial Corp.	4,745	87,783
FCB Financial Holdings, Inc., Class A*	12,619	491,510
First BanCorp (Puerto Rico)*	16,536	62,010
First Citizens BancShares, Inc., Class A	779	206,373
First Financial Bancorp	7,350	148,103
First Financial Bankshares, Inc.	4,122	148,021
First Midwest Bancorp, Inc.	5,819	113,703
First NBC Bank Holding Co.*	1,181	50,004
FNB Corp.	13,275	192,753
Glacier Bancorp, Inc.	4,882	143,433
Hanmi Financial Corp.	12,922	337,264
Hilltop Holdings, Inc.*	20,090	448,208
Home BancShares, Inc.	5,717	257,951
Horizon Bancorp In	11,810	325,129
International Bancshares Corp.	9,569	291,950
Live Oak Bancshares, Inc.	17,504	276,563
MB Financial, Inc.	2,529	90,386
MidSouth Bancorp, Inc.	34,590	378,760
National Penn Bancshares, Inc.	10,089	126,012
NBT Bancorp, Inc.	2,119	63,845
Northrim Bancorp, Inc.	9,250	272,228
Orrstown Financial Services, Inc.	22,810	405,334
Pacific Continental Corp.	33,800	537,758
Pacific Mercantile Bancorp*	77,550	522,687
Park Sterling Corp.	89,350	676,380
People’s Utah Bancorp	22,290	379,153

The accompanying notes are an integral part of the portfolio of investments.

1

ALTAIR SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

November 30, 2015

(Unaudited)

	Number of Shares	Value

Banks — (Continued)
Pinnacle Financial Partners, Inc.	654	$35,532
Premier Financial Bancorp, Inc.	34,910	533,076
PrivateBancorp, Inc.	2,852	125,802
S&T Bancorp, Inc.	3,937	133,543
Simmons First National Corp., Class A	897	51,721
Southside Bancshares, Inc.	6	169
Suffolk Bancorp	7,240	214,594
Texas Capital Bancshares, Inc.*	2,307	136,759
Tompkins Financial Corp.	1,660	103,850
TrustCo Bank Corp.	4,026	26,411
UMB Financial Corp.	1,394	73,464
United Bankshares, Inc. Wv	2,652	111,702
Walker & Dunlop, Inc.*	1,341	39,613
Westamerica Bancorporation	3,276	160,524
Western Alliance Bancorp*	13,238	513,502
Wilshire Bancorp, Inc.	9,430	116,366
Wintrust Financial Corp.	5,459	287,307

		13,408,059

Beverages — 0.6%
DavidsTea, Inc.*	15,556	182,939
Farmer Brothers Co.*	20,385	595,854
Primo Water Corp.*	36,238	322,156
Reed’s, Inc.*	50,029	249,144

		1,350,093

Biotechnology — 3.4%
Acorda Therapeutics, Inc.*	3,042	116,174
Blueprint Medicines Corp.*	18,351	425,009
Cambrex Corp.*	1,943	104,203
Dermira, Inc.*	5,733	176,634
Dimension Therapeutics, Inc.*	9,595	144,309
Dynavax Technologies Corp.*	33,763	941,650
Emergent BioSolutions, Inc.*	2,245	84,569
Exelixis, Inc.*	49,511	283,203
Five Prime Therapeutics, Inc.*	12,661	486,815
KemPharm, Inc.*	15,099	261,515
Ligand Pharmaceuticals, Inc.*	1,187	127,104
Loxo Oncology, Inc.*	18,418	606,505
MacroGenics, Inc.*	12,892	445,805
Medicines Co. (The)*	4,827	202,782
Momenta Pharmaceuticals, Inc.* .	5,303	94,712
Myriad Genetics, Inc.*	6,307	274,354
NeoGenomics, Inc.*	216,957	1,729,147
Pfenex, Inc.*	20,444	315,246
Repligen Corp.*	1,274	36,220
Second Sight Medical Products, Inc.*	20,245	102,440
Spectrum Pharmaceuticals, Inc.*	7,203	43,218
Sunesis Pharmaceuticals, Inc.*	75,296	77,555

	Number of Shares	Value

Biotechnology — (Continued)
Veracyte, Inc.*	32,578	$234,236

		7,313,405

Building Materials — 2.3%
AAON, Inc.	2,382	58,859
Apogee Enterprises, Inc.	9,600	482,112
Aspen Aerogels, Inc.*	40,577	263,751
BMC Stock Holdings, Inc.	14,173	243,634
Builders FirstSource, Inc.*	14,370	193,420
Drew Industries, Inc.	1,629	98,440
Gibraltar Industries, Inc.*	21,628	577,251
Griffon Corp.	21,323	386,799
Headwaters, Inc.*	4,288	82,201
Patrick Industries, Inc.*	19,879	823,587
PGT, Inc.*	18,600	206,832
Quanex Building Products Corp.	2,595	48,293
Simpson Manufacturing Co., Inc.	4,180	155,203
Universal Forest Products, Inc.	2,701	208,679
US Concrete, Inc.*	16,596	974,683

		4,803,744

Chemicals — 1.5%
Aceto Corp.	10,364	292,368
American Vanguard Corp.	15,556	245,163
Balchem Corp.	1,608	110,132
Calgon Carbon Corp.	2,354	39,806
Codexis, Inc.*	65,260	249,293
Hawkins, Inc.	6,889	282,449
Innophos Holdings, Inc.	2,313	68,742
Innospec, Inc.	1,325	77,380
KMG Chemicals, Inc.	17,910	353,364
Kraton Performance Polymers, Inc.*	3,213	71,489
Landec Corp.*	84,009	1,076,155
Quaker Chemical Corp.	697	59,405
Rayonier Advanced Materials, Inc.	6,688	74,972
Stepan Co.	2,701	140,614

		3,141,332

Commercial Services — 7.9%
ABM Industries, Inc.	2,589	76,816
AMN Healthcare Services, Inc.*	10,634	313,703
ARC Document Solutions, Inc.*	78,920	399,335
Barrett Business Services, Inc.	19,930	889,875
Booz Allen Hamilton Holding Corp.	13,471	410,192
Brink’s Co. (The)	20,939	673,817
Cardtronics, Inc.*	2,382	89,587
CorVel Corp.*	1,091	42,276
CPI Card Group, Inc.*	15,409	149,621
CRA International, Inc.*	14,720	335,910

The accompanying notes are an integral part of the portfolio of investments.

2

ALTAIR SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

November 30, 2015

(Unaudited)

	Number of Shares	Value

Commercial Services — (Continued)
Cross Country Healthcare, Inc.*	25,740	$469,755
Electro Rent Corp.	36,080	373,428
Green Dot Corp., Class A*	3,371	56,700
Hackett Group, Inc. (The)	36,387	689,170
Healthcare Services Group, Inc.	16,266	600,866
Heartland Payment Systems, Inc.	1,233	97,826
HMS Holdings Corp.*	9,256	112,275
INC Research Holdings, Inc., Class A*	9,061	428,585
Insperity, Inc.	20,913	902,605
Kelly Services, Inc., Class A	24,323	409,356
Kforce, Inc.	11,636	313,474
Korn/Ferry International	9,118	335,542
Landauer, Inc.	1,752	71,394
LendingTree, Inc.*	7,602	774,492
Liberty Tax, Inc.	12,880	285,163
Matthews International Corp., Class A	1,608	96,174
Medifast, Inc.*	15,908	482,331
Monro Muffler Brake, Inc.	1,672	123,795
Monster Worldwide, Inc.*	8,469	54,540
Navigant Consulting, Inc.*	3,071	53,743
Nord Anglia Education, Inc.*	17,625	374,179
Nutrisystem, Inc.	12,745	292,370
NV5 Holdings, Inc.*	16,430	381,669
On Assignment, Inc.*	13,657	637,509
PAREXEL International Corp.*	2,105	142,824
Patriot National, Inc.*	29,155	425,080
Paylocity Holding Corp.*	9,351	410,883
PFSweb, Inc.*	57,324	755,530
Rent-A-Center, Inc.	23,840	409,094
Resources Connection, Inc.	7,567	138,098
ServiceSource International, Inc.*	76,573	413,494
Sotheby’s	8,865	250,968
SP Plus Corp.*	38,864	978,207
Strayer Education, Inc.*	1,605	95,000
TrueBlue, Inc.*	16,189	474,176
Viad Corp.	13,168	406,496
Weight Watchers International, Inc.*	5,909	155,879

		16,853,802

Computers — 4.6%
CACI International, Inc., Class A*	1,145	114,798
Computer Services, Inc.	16,069	615,443
Computer Task Group, Inc.	36,917	248,451
Datalink Corp.*	90,590	665,836

	Number of Shares	Value

Computers — (Continued)
Digimarc Corp.*	16,105	$573,016
Electronics For Imaging, Inc.*	1,897	93,105
ExlService Holdings, Inc.*	19,350	905,000
Globant S.A. (Luxembourg)*	33,106	1,164,007
Icad, Inc.*	56,536	230,667
Immersion Corp.*	19,345	259,416
Insight Enterprises, Inc.*	2,584	69,200
Kornit Digital Ltd. (Israel)*	21,402	253,614
LivePerson, Inc.*	7,679	59,896
Luxoft Holding, Inc.*	5,342	413,845
Manhattan Associates, Inc.*	9,158	701,503
Mattersight Corp.*	26,707	189,353
MAXIMUS, Inc.	3,243	184,040
Maxwell Technologies, Inc.*	29,273	206,667
Mercury Systems, Inc.*	41,805	818,542
Mitek Systems, Inc.*	12,041	63,215
MTS Systems Corp.	686	43,643
Quantum Corp.*	265,960	234,284
Radisys Corp.*	183,870	487,256
Sykes Enterprises, Inc.*	1,995	63,481
Synaptics, Inc.*	2,264	203,239
TeleTech Holdings, Inc.	3,501	101,599
Virtusa Corp.*	1,029	50,678
Vocera Communications, Inc.*	33,884	444,897
Xplore Technologies Corp.*	61,112	320,227

		9,778,918

Distribution/Wholesale — 0.2%
H&E Equipment Services, Inc.	5,385	107,754
Pool Corp.	2,106	172,776
ScanSource, Inc.*	1,508	57,937
Veritiv Corp.*	836	32,997

		371,464

Diversified Financial Services — 2.1%
Blackhawk Network Holdings, Inc., Class B*	22,647	1,072,335
Evercore Partners, Inc., Class A	2,877	159,760
Financial Engines, Inc.	2,934	105,712
FNFV Group*	63,941	715,500
Hennessy Advisors, Inc.	14,130	413,444
Interactive Brokers Group, Inc., Class A	3,063	132,812
Investment Technology Group, Inc.	2,378	47,726
JMP Group, LLC	54,490	336,748
MarketAxess Holdings, Inc.	2,439	260,436
Piper Jaffray Cos*	1,350	54,716
Silvercrest Asset Management Group, Inc., Class A	19,466	250,527
Virtus Investment Partners, Inc.	348	47,412

The accompanying notes are an integral part of the portfolio of investments.

3

ALTAIR SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

November 30, 2015

(Unaudited)

	Number of Shares	Value

Diversified Financial Services — (Continued)
WageWorks, Inc.*	10,048	$427,442
Westwood Holdings Group, Inc.	4,923	287,257
World Acceptance Corp.*	1,334	57,549

		4,369,376

Electric — 0.2%
ALLETE, Inc.	4,232	215,620
Avista Corp.	1,395	48,281
El Paso Electric Co.	1,366	52,796
UIL Holdings Corp.	3,856	196,078

		512,775

Electrical Components & Equipment — 0.8%
Advanced Energy Industries, Inc.*	2,466	71,933
Encore Wire Corp.	1,278	55,810
EnerSys	2,466	145,247
General Cable Corp.	6,009	91,577
Insteel Industries, Inc.	24,020	586,088
Littelfuse, Inc.	1,079	117,136
Powell Industries, Inc.	1,712	60,108
PowerSecure International, Inc.*	24,380	340,832
Research Frontiers, Inc.*	27,564	138,371
SL Industries, Inc.*	4,310	149,342

		1,756,444

Electronics — 2.1%
Badger Meter, Inc.	1,318	80,174
Benchmark Electronics, Inc.*	4,783	102,643
Brady Corp., Class A	5,090	134,325
Coherent, Inc.*	1,106	75,120
CTS Corp.	2,929	55,592
ESCO Technologies, Inc.	1,906	74,772
FARO Technologies, Inc.*	2,429	73,089
II-VI, Inc.*	3,812	70,979
IMAX Corp. (Canada)*	12,823	485,735
Itron, Inc.*	4,655	167,347
Ituran Location And Control Ltd. (Israel)	17,989	363,378
Methode Electronics, Inc.	3,109	112,173
Napco Security Technologies, Inc.*	44,741	261,735
OSI Systems, Inc.*	5,396	505,227
Park Electrochemical Corp.	1,616	28,296
Plexus Corp.*	1,593	59,260
Rofin-Sinar Technologies, Inc.*	2,850	81,909
Rogers Corp.*	1,325	73,445
Sanmina Corp.*	4,741	107,478
TASER International, Inc.*	15,816	295,759
Tech Data Corp.*	4,500	304,425
TTM Technologies, Inc.*	5,863	45,966

	Number of Shares	Value

Electronics — (Continued)
Watts Water Technologies, Inc., Class A	2,071	$114,961
ZAGG, Inc.*	77,440	799,181

		4,472,969

Energy-Alternate Sources — 0.1%
Green Plains, Inc.	3,821	90,520
REX American Resources Corp.*.	881	55,371

		145,891

Engineering & Construction — 0.9%
Aegion Corp.*	5,582	123,027
Argan, Inc.	7,042	276,821
Comfort Systems Usa, Inc.	21,046	668,000
Dycom Industries, Inc.*	2,682	234,353
EMCOR Group, Inc.	4,741	238,946
Exponent, Inc.	1,390	71,766
Sterling Construction Co., Inc.*	61,530	335,338

		1,948,251

Entertainment — 1.2%
AMC Entertainment Holdings, Inc., Class A	7,317	185,925
Carmike Cinemas, Inc.*	19,040	416,024
International Speedway Corp., Class A	28,078	999,296
Pinnacle Entertainment, Inc.*	3,069	100,633
SeaWorld Entertainment, Inc.	49,442	865,729

		2,567,607

Environmental Control — 0.7%
Clean Harbors, Inc.*	9,117	394,675
Progressive Waste Solutions Ltd.	15,290	361,150
Tetra Tech, Inc.	4,089	113,633
US Ecology, Inc.	18,495	699,851

		1,569,309

Food — 1.9%
B&G Foods, Inc.	4,803	181,457
Blue Buffalo Pet Products, Inc.*	21,000	377,370
Calavo Growers, Inc.	6,922	391,647
Cal-Maine Foods, Inc.	1,158	63,123
Darling Ingredients, Inc.*	12,576	137,707
Diamond Foods, Inc.*	1,830	74,078
Fresh Market, Inc. (The)*	39,440	945,771
Ingles Markets, Inc., Class A	4,742	258,297
J&J Snack Foods Corp.	681	79,459
John B Sanfilippo & Son, Inc.	5,766	331,833
Lifeway Foods, Inc.*	21,918	241,098
Sanderson Farms, Inc.	5,751	430,232
Snyder’s-Lance, Inc.	3,587	132,970

The accompanying notes are an integral part of the portfolio of investments.

4

ALTAIR SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

November 30, 2015

(Unaudited)

	Number of Shares	Value

Food — (Continued)
Village Super Market, Inc., Class A	12,044	$311,940

		3,956,982

Forest Products & Paper — 0.1%
Deltic Timber Corp.	589	38,615
Neenah Paper, Inc.	743	49,387
PH Glatfelter Co.	3,609	64,204
Schweitzer-Mauduit International, Inc.	3,328	139,177

		291,383

Gas — 0.4%
Laclede Group, Inc. (The)	5,337	311,467
New Jersey Resources Corp.	2,340	70,317
Northwest Natural Gas Co.	2,390	116,632
Piedmont Natural Gas Co., Inc.	5,397	313,836
South Jersey Industries, Inc.	3,263	74,918
Southwest Gas Corp.	1,157	64,885

		952,055

Hand / Machine Tools — 0.2%
Hardinge, Inc.	47,940	466,456

Healthcare-Products — 3.7%
Abaxis, Inc.	1,207	64,176
ABIOMED, Inc.*	1,897	154,738
Alpha Pro Tech Ltd.*	110,399	189,886
Analogic Corp.	569	47,540
AtriCure, Inc.*	32,572	699,647
Avinger, Inc.*	20,851	375,110
Cantel Medical Corp.	1,814	117,602
ConforMIS, Inc.*	14,185	302,566
CONMED Corp.	1,287	54,698
Cynosure, Inc., Class A*	1,507	63,384
Digirad Corp.	69,985	408,712
GenMark Diagnostics, Inc.*	6,439	51,319
Glaukos Corp.*	11,887	307,873
Greatbatch, Inc.*	908	52,700
Haemonetics Corp.*	3,454	111,357
Hanger, Inc.*	4,825	75,125
ICU Medical, Inc.*	771	87,462
Inogen, Inc.*	4,250	162,562
Integra LifeSciences Holdings Corp.*	1,544	96,824
K2M Group Holdings, Inc.*	36,208	731,764
LeMaitre Vascular, Inc.	33,231	512,754
Livanova, PLC*	1,406	84,149
Luminex Corp.*	1,882	40,501
Masimo Corp.*	3,409	141,405
Meridian Bioscience, Inc.	4,835	94,621
Merit Medical Systems, Inc.*	2,635	51,040

	Number of Shares	Value

Healthcare-Products — (Continued)
MiMedx Group, Inc.*	5,172	$46,341
NanoString Technologies, Inc.*	13,634	207,782
Natus Medical, Inc.*	1,325	64,634
NuVasive, Inc.*	2,238	116,689
Oxford Immunotec Global PLC*	20,334	269,426
PhotoMedex, Inc.*	47,740	19,335
TransEnterix, Inc.*	46,822	123,142
Trinity Biotech PLC, SP ADR	31,477	377,094
Vascular Solutions, Inc.*	11,341	403,059
West Pharmaceutical Services, Inc.	10,258	646,767
Zeltiq Aesthetics, Inc.*	15,751	478,515

		7,832,299

Healthcare-Services — 2.2%
Acadia Healthcare Co., Inc.*	5,971	412,059
Addus HomeCare Corp.*	14,439	329,065
Air Methods Corp.*	18,299	799,666
Almost Family, Inc.*	9,070	384,296
Amedisys, Inc.*	2,217	89,988
Amsurg Corp.*	7,928	666,428
Cancer Genetics, Inc.*	30,845	107,341
Chemed Corp.	621	95,938
Ensign Group, Inc. (The)	930	44,240
Kindred Healthcare, Inc.	3,812	50,890
LHC Group, Inc.*	11,835	550,919
Magellan Health, Inc.*	1,789	94,191
Molina Healthcare, Inc.*	2,020	121,725
Providence Service Corp. (The)* .	927	44,885
Psychemedics Corp.	24,410	283,156
Select Medical Holdings Corp.	8,751	105,625
Surgical Care Affiliates, Inc.*	12,269	456,039

		4,636,451

Home Builders — 0.9%
CalAtlantic Group, Inc.	3,150	132,615
Cavco Industries, Inc.*	5,995	555,737
Installed Building Products, Inc.*	22,488	563,549
LGI Homes, Inc.*	12,187	405,340
Meritage Homes Corp.*	2,475	92,342
UCP, Inc., Class A*	32,040	249,912

		1,999,495

Home Furnishings — 1.0%
American Woodmark Corp.*	7,047	577,924
Bassett Furniture Industries, Inc.	14,593	457,636
Daktronics, Inc.	37,001	320,799
Hooker Furniture Corp.	14,796	405,410
La-Z-Boy, Inc.	3,067	82,226
Skullcandy, Inc.*	33,210	135,165

The accompanying notes are an integral part of the portfolio of investments.

5

ALTAIR SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

November 30, 2015

(Unaudited)

	Number of Shares	Value

Home Furnishings — (Continued)
Universal Electronics, Inc.*	2,793	$148,001

		2,127,161

Household Products / Wares — 0.4%
Acme United Corp.	15,608	265,336
SodaStream International Ltd. (Israel)*	28,460	412,955
WD-40 Co.	995	98,276

		776,567

Housewares — 0.4%
Lifetime Brands, Inc.	39,170	544,855
Toro Co. (The)	2,674	206,085

		750,940

Insurance — 2.0%
American Equity Investment Life Holding Co.	3,902	104,613
American National Insurance Co.	5,420	581,891
Atlas Financial Holdings, Inc. (Cayman Islands)*	19,289	404,490
Conifer Holdings, Inc.*	33,780	330,706
eHealth, Inc.*	29,845	386,493
Employers Holdings, Inc.	3,729	102,212
Hallmark Financial Services, Inc.*	13,800	175,950
Horace Mann Educators Corp.	3,432	119,880
Infinity Property & Casualty Corp.	1,164	99,522
ProAssurance Corp.	2,565	135,714
RLI Corp.	1,478	89,715
Safety Insurance Group, Inc.	1,077	60,323
Selective Insurance Group, Inc.	3,866	133,416
Stewart Information Services Corp.	982	42,560
Universal Insurance Holdings, Inc.	2,126	41,989
White Mountains Insurance Group Ltd. (Bermuda)	1,838	1,485,104

		4,294,578

Internet — 4.5%
8X8, Inc.*	25,620	302,316
Autobytel, Inc.*	19,973	490,737
Blue Nile, Inc.*	3,051	111,239
Boingo Wireless, Inc.*	30,566	202,347
Chegg, Inc.*	32,344	234,817
comScore, Inc.*	1,275	53,678
DHI Group, Inc.*	4,199	39,135
ePlus, Inc.*	5,842	515,206
FTD Cos, Inc.*	3,249	86,163
j2 Global, Inc.	2,243	180,494

	Number of Shares	Value

Internet — (Continued)
magicJack VocalTec Ltd.*	60,630	$560,828
Marketo, Inc.*	14,405	436,039
NIC, Inc.	3,334	68,047
Q2 Holdings, Inc.*	42,189	1,159,354
Quinstreet, Inc.*	39,325	192,299
Reis, Inc.	16,435	411,368
RingCentral, Inc., Class A*	47,784	1,094,731
Shopify, Inc., Class A (Canada)* .	18,238	480,389
SMTP, Inc.*	25,173	106,985
Stamps.Com, Inc.*	8,365	847,876
TeleCommunication Systems, Inc., Class A*	201,670	992,216
TheStreet, Inc.	98,045	167,657
Tucows, Inc., Class A*	2,084	49,683
VASCO Data Security International, Inc.*	1,622	30,299
Zendesk, Inc.*	20,321	520,421
Zix Corp.*	43,903	246,296

		9,580,620

Investment Companies — 0.4%
Acacia Research Corp.	53,050	313,526
Capital Southwest Corp.	14,114	220,884
PennantPark Floating Rate Capital Ltd.	23,967	288,323

		822,733

Leisure Time — 0.5%
Arctic Cat, Inc.	10,980	244,415
Callaway Golf Co.	4,678	47,154
MCBC Holdings, Inc.*	12,856	184,484
Nautilus, Inc.*	5,659	108,709
Planet Fitness, Inc., Class A*	31,039	490,727
Town Sports International Holdings, Inc.*	40,450	68,765

		1,144,254

Lodging — 0.5%
Boyd Gaming Corp.*	4,776	93,562
Marcus Corp. (The)	10,023	199,458
Monarch Casino & Resort, Inc.*	25,193	564,827
Red Lion Hotels Corp.*	39,211	292,514

		1,150,361

Machinery-Diversified — 0.9%
Albany International Corp., Class A	657	25,597
Applied Industrial Technologies, Inc.	2,755	117,501
Briggs & Stratton Corp.	2,329	44,344
Chart Industries, Inc.*	2,956	63,051
Columbus Mckinnon Corp.	15,210	313,934

The accompanying notes are an integral part of the portfolio of investments.

6

ALTAIR SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

November 30, 2015

(Unaudited)

	Number of Shares	Value

Machinery-Diversified — (Continued)
DXP Enterprises, Inc.*	1,777	$58,197
Hurco Cos, Inc.	15,250	406,412
Manitex International, Inc.*	48,980	304,656
Tennant Co.	1,492	92,907
Twin Disc, Inc.	35,410	408,986

		1,835,585

Media — 0.1%
Gannett Co., Inc.	9,737	166,308
Scholastic Corp.	1,251	53,443

		219,751

Metal Fabricate/Hardware — 0.7%
CIRCOR International, Inc.	2,915	132,487
Dynamic Materials Corp.	71,875	554,875
Lawson Products, Inc.*	5,049	141,271
NN, Inc.	24,460	417,043
Northwest Pipe Co.*	14,990	177,781
TimkenSteel Corp.	9,168	93,605

		1,517,062

Mining — 0.6%
A-Mark Precious Metals, Inc.	22,409	347,340
Kaiser Aluminum Corp.	1,268	108,693
Materion Corp.	888	25,770
Stillwater Mining Co.*	12,813	119,930
United States Lime & Minerals, Inc.	5,185	268,635
US Silica Holdings, Inc.	16,653	354,209

		1,224,577

Miscellaneous Manufacturing — 1.5%
Actuant Corp., Class A	7,774	192,484
AZZ, Inc.	1,154	68,709
Barnes Group, Inc.	3,127	120,452
Fabrinet*	20,648	494,107
Hexcel Corp.	8,532	401,772
Hillenbrand, Inc.	2,305	69,818
John Bean Technologies Corp.	2,493	121,908
Lydall, Inc.*	19,638	715,216
Proto Labs, Inc.*	5,609	379,673
Smith & Wesson Holding Corp.*	31,218	572,538
Sturm Ruger & Co., Inc.	1,620	84,402

		3,221,079

Office Furnishings — 0.6%
Interface, Inc.	23,754	472,230
Kimball International, Inc., Class B	23,006	284,584
Knoll, Inc.	18,527	412,782

		1,169,596

Oil & Gas — 1.8%
Bonanza Creek Energy, Inc.*	4,096	34,775

	Number of Shares	Value

Oil & Gas — (Continued)
Callon Petroleum Co.*	27,368	$259,722
Carrizo Oil & Gas, Inc.*	3,385	136,686
Diamondback Energy, Inc.*	6,187	482,710
Evolution Petroleum Corp.	76,221	468,759
Gran Tierra Energy, Inc.*	118,010	295,025
Murphy USA, Inc.*	8,619	513,348
Northern Oil And Gas, Inc.*	11,338	58,164
PDC Energy, Inc.*	10,346	584,446
QEP Resources, Inc.	16,140	255,012
RSP Permian, Inc.*	14,344	407,083
Stone Energy Corp.*	13,896	101,302
Synergy Resources Corp.*	6,624	75,447
Unit Corp.*	3,783	68,359

		3,740,838

Oil & Gas Services — 1.0%
Bristow Group, Inc.	3,717	113,554
C&J Energy Services Ltd.*	38,803	231,266
CARBO Ceramics, Inc.	2,031	37,858
Dawson Geophysical Co.*	55,961	247,907
Flotek Industries, Inc.*	12,043	137,531
Matrix Service Co.*	3,158	72,602
Mitcham Industries, Inc.*	27,894	106,276
Natural Gas Services Group, Inc.*	27,680	642,730
Newpark Resources, Inc.*	6,335	41,178
PHI, Inc., Non Voting Shares*	8,644	184,722
Profire Energy, Inc.*	174,330	235,346
TETRA Technologies, Inc.*	18,525	172,653

		2,223,623

Packaging & Containers — 0.4%
AEP Industries, Inc.*	6,380	581,728
KapStone Paper And Packaging Corp.	7,564	183,578

		765,306

Pharmaceuticals — 3.4%
ACADIA Pharmaceuticals, Inc.*	10,540	399,993
Anika Therapeutics, Inc.*	1,077	45,191
BioDelivery Sciences International, Inc.*	39,698	243,349
Chiasma, Inc.*	18,020	399,864
Depomed, Inc.*	3,432	66,718
DexCom, Inc.*	4,289	364,651
Diplomat Pharmacy, Inc.*	6,873	241,448
Flexion Therapeutics, Inc.*	23,412	455,129
Foamix Pharmaceuticals Ltd. (Israel)*	38,324	306,209
Global Blood Therapeutics, Inc.*	8,642	405,828
Heron Therapeutics, Inc.*	9,467	283,537
Impax Laboratories, Inc.*	12,851	566,215

The accompanying notes are an integral part of the portfolio of investments.

7

ALTAIR SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

November 30, 2015

(Unaudited)

	Number of Shares	Value

Pharmaceuticals — (Continued)
Imprimis Pharmaceuticals, Inc.*	28,859	$194,221
Intra-Cellular Therapies, Inc.*	5,795	309,047
Mirati Therapeutics, Inc.*	10,595	402,928
MyoKardia, Inc.*	16,829	208,175
Nektar Therapeutics*	9,092	142,381
Neogen Corp.*	1,733	102,351
Nevro Corp.*	4,485	270,804
PharMerica Corp.*	2,116	71,986
PRA Health Sciences, Inc.*	5,487	248,451
Prestige Brands Holdings, Inc.*	4,121	209,718
Revance Therapeutics, Inc.*	4,376	169,833
Sorrento Therapeutics, Inc.*	21,439	171,726
Supernus Pharmaceuticals, Inc.*	15,190	245,470
Synergy Pharmaceuticals, Inc.*	28,879	181,360
uniQure NV (Netherlands)*	17,165	322,359
Xencor, Inc.*	14,367	231,021

		7,259,963

Real Estate — 0.3%
Farmland Partners, Inc.	26,965	307,131
Forestar Group, Inc.*	8,338	113,313
HFF, Inc., Class A	2,010	69,084
Marcus & Millichap, Inc.*	5,160	169,300

		658,828

REITS — 1.7%
Acadia Realty Trust	3,764	126,245
Agree Realty Corp.	1,641	55,039
American Assets Trust, Inc.	1,089	43,353
Capstead Mortgage Corp.	5,696	54,055
CareTrust REIT, Inc.	4,280	47,765
Cedar Realty Trust, Inc.	15,667	114,682
CoreSite Realty Corp.	1,355	79,362
Cousins Properties, Inc.	12,861	126,424
EastGroup Properties, Inc.	2,590	150,764
Franklin Street Properties Corp.	2,657	27,819
GEO Group, Inc. (The)	24,910	730,361
Getty Realty Corp.	5,145	89,780
Government Properties Income Trust	8,734	147,867
Healthcare Realty Trust, Inc.	7,137	194,055
Inland Real Estate Corp.	6,533	62,782
Lexington Realty Trust	25,135	215,910
LTC Properties, Inc.	3,774	160,886
Medical Properties Trust, Inc.	19,691	236,489
Parkway Properties, Inc.	5,318	90,831
Post Properties, Inc.	2,005	118,215
PS Business Parks, Inc.	1,242	109,818
Retail Opportunity Investments Corp.	3,666	67,051
Sabra Health Care REIT, Inc.	3,762	77,798

	Number of Shares	Value

REITS — (Continued)
Sovran Self Storage, Inc.	1,313	$131,943
Summit Hotel Properties, Inc.	3,007	40,083
Universal Health Realty Income Trust	3,063	161,389
Urstadt Biddle Properties, Inc., Class A	4,968	99,459

		3,560,225

Retail — 5.7%
Ascena Retail Group, Inc.*	16,652	188,667
Big 5 Sporting Goods Corp.	60,300	582,498
Biglari Holdings, Inc.*	1,896	699,681
BJ’s Restaurants, Inc.*	637	29,175
Buckle, Inc. (The)	1,810	57,468
Buffalo Wild Wings, Inc.*	633	101,432
Build-A-Bear Workshop, Inc.*	31,750	408,305
Caleres, Inc.	2,536	71,262
Carrols Restaurant Group, Inc.*	30,676	369,339
Casey’s General Stores, Inc.	6,103	709,596
Cato Corp., (The) Class A	1,185	46,547
Children’s Place, Inc. (The)	8,604	415,745
Chuy’s Holdings, Inc.*	41,936	1,394,372
Cracker Barrel Old Country Store, Inc.	990	124,661
DineEquity, Inc.	481	40,808
Duluth Holdings, Inc.*	11,328	162,557
Ezcorp, Inc., Class A*	9,723	56,296
Finish Line, Inc. (The), Class A	4,118	68,318
Francesca’s Holdings Corp.*	17,014	254,019
Fred’s, Inc., Class A	3,725	61,388
Good Times Restaurants, Inc.*	32,812	148,310
Gordmans Stores, Inc.*	142,670	435,144
Group 1 Automotive, Inc.	894	72,611
J Alexander’s Holdings, Inc.*	7,833	83,345
Jack In The Box, Inc	1,334	98,903
Kona Grill, Inc.*	24,703	343,619
Lithia Motors, Inc., Class A	1,495	185,739
Lumber Liquidators Holdings, Inc.*	6,391	99,827
MarineMax, Inc.*	33,164	601,927
Outerwall, Inc	11,025	682,448
Papa John’s International, Inc.	1,415	81,334
PC Connection, Inc.*	22,700	506,664
PCM, Inc.*	43,480	400,016
Pep Boys-Manny Moe & Jack (The)*	8,204	127,408
Red Robin Gourmet Burgers, Inc.*	711	47,978
Regis Corp.*	5,388	89,764
Ruth’s Hospitality Group, Inc.	3,265	56,321

The accompanying notes are an integral part of the portfolio of investments.

8

ALTAIR SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

November 30, 2015

(Unaudited)

	Number of Shares	Value

Retail — (Continued)
Sonic Automotive, Inc., Class A	2,467	$59,849
Sonic Corp.	2,263	65,763
Stage Stores, Inc.	39,360	304,646
Texas Roadhouse, Inc.	13,919	487,165
Tile Shop Holdings, Inc.*	14,643	248,052
TravelCenters of America, LLC*	17,349	172,449
Vitamin Shoppe, Inc.*	2,249	68,595
Wendy’s Co., (The)	37,460	393,705
Xcel Brands, Inc.*	21,301	157,840
Zoe’s Kitchen, Inc.*	7,172	243,991
Zumiez, Inc.*	4,155	62,699

		12,168,246

Savings & Loans — 1.0%
Astoria Financial Corp.	5,686	91,658
Banc Of California, Inc.	46,950	705,189
Brookline Bancorp, Inc.	9,875	115,933
Dime Community Bancshares, Inc.	8,292	153,485
Meta Financial Group, Inc.	6,860	308,700
Northwest Bancshares, Inc.	4,708	65,630
Provident Financial Services, Inc.	1,738	36,289
Sterling Bancorp	31,988	561,070

		2,037,954

Semiconductors — 3.7%
Amtech Systems, Inc.*	52,030	229,973
AXT, Inc.*	121,670	292,008
Brooks Automation, Inc.	3,084	34,387
Cabot Microelectronics Corp.*	2,162	90,718
Cavium, Inc.*	6,130	411,384
CEVA, Inc.*	29,194	741,236
Cirrus Logic, Inc.*	3,525	116,537
Cohu, Inc.	43,170	565,959
Diodes, Inc.*	3,265	76,042
GigOptix, Inc.*	198,330	475,992
Inphi Corp.*	29,323	942,734
Kulicke & Soffa Industries, Inc.*	6,419	75,808
M/A-COM Technology Solutions Holdings, Inc.*	13,270	490,326
MaxLinear, Inc., Class A*	14,046	245,805
Microsemi Corp.*	4,990	179,690
Monolithic Power Systems, Inc.	10,130	692,183
Power Integrations, Inc.	3,164	163,579
QLogic Corp.*	5,793	74,730
Rovi Corp.*	7,248	85,599
Rubicon Tech., Inc.*	64,110	64,110
Rudolph Technologies, Inc.*	61,931	881,278
Semtech Corp.*	4,055	81,506

	Number of Shares	Value

Semiconductors — (Continued)
Silicon Motion Technology Corp., ADR (Cayman Islands)	7,198	$239,477
Tessera Technologies, Inc.	1,643	52,330
Ultra Clean Holdings, Inc.*	97,360	493,615
Ultratech, Inc.*	2,172	36,077
Veeco Instruments, Inc.*	4,558	93,211

		7,926,294

Software — 6.8%
American Software, Inc., Class A	27,472	284,335
Appfolio, Inc., Class A*	11,829	193,877
Benefitfocus, Inc.*	11,749	476,069
Blackbaud, Inc.	2,160	133,445
Bottomline Technologies, Inc.*	2,391	73,906
BroadSoft, Inc.*	11,799	472,314
Callidus Software, Inc.*	120,593	2,502,305
Constant Contact, Inc.*	1,996	62,455
CSG Systems International, Inc.	39,410	1,408,119
Cvent, Inc.*	15,302	552,861
Ebix, Inc.	2,006	75,245
Evolent Health, Inc., Class A*	23,048	375,221
inContact, Inc.*	20,134	198,723
InnerWorkings, Inc.*	71,360	610,842
Instructure, Inc.*	15,546	291,332
MAM Software Group, Inc.*	30,696	225,309
MedAssets, Inc.*	4,258	128,294
Medidata Solutions, Inc.*	2,089	95,739
MicroStrategy, Inc., Class A*	2,043	354,195
Model N, Inc.*	23,490	273,424
Monotype Imaging Holdings, Inc.	1,214	32,086
Paycom Software, Inc.*	24,579	1,071,644
Press Ganey Holdings, Inc.*	11,559	373,240
Proofpoint, Inc.*	11,939	875,248
QAD, Inc., Class A	22,678	526,356
Qlik Technologies, Inc.*	13,318	423,646
Quality Systems, Inc.	2,906	47,223
Simulations Plus, Inc.	52,779	471,316
SPS Commerce, Inc.*	3,328	247,337
Synchronoss Technologies, Inc.*	2,265	89,173
SYNNEX Corp.	1,652	155,734
Take-Two Interactive Software, Inc.*	9,540	337,430
Tyler Technologies, Inc.*	3,231	576,540
Xactly Corp.*	33,847	331,024

		14,346,007

Storage / Warehousing — 0.0%
Mobile Mini, Inc.	2,341	82,988

Telecommunications — 3.0%
ADTRAN, Inc.	5,633	91,874
Anixter International, Inc.*	2,639	179,874

The accompanying notes are an integral part of the portfolio of investments.

9

ALTAIR SMALLER COMPANIES FUND

Portfolio of Investments (Concluded)

November 30, 2015

(Unaudited)

	Number of Shares	Value

Telecommunications — (Continued)
Atlantic Tele-Network, Inc.	5,229	$411,365
CalAmp Corp.*	1,804	33,338
Ciena Corp.*	17,832	446,513
Consolidated Communications Holdings, Inc.	2,873	62,603
General Communication, Inc., Class A*	4,528	94,047
Gigamon, Inc.*	19,884	538,658
GTT Communications, Inc.*	31,103	659,073
Inteliquent, Inc.	31,022	595,933
Iridium Communications, Inc.*	9,628	78,661
Ixia*	6,177	80,672
LogMeIn, Inc.*	1,382	98,702
NeoPhotonics Corp.*	19,145	198,725
NETGEAR, Inc.*	2,616	115,392
NeuStar, Inc., Class A*	22,210	559,692
ORBCOMM, Inc.*	46,298	296,770
ShoreTel, Inc.*	41,537	426,170
Sonus Networks, Inc.*	36,379	256,108
Telephone & Data Systems, Inc.	27,843	787,678
ViaSat, Inc.*	2,757	170,879
Viavi Solutions, Inc.*	16,984	108,018

		6,290,745

Textiles — 0.7%
G&K Services, Inc., Class A	1,071	71,404
UniFirst Corp.	12,607	1,368,868

		1,440,272

Transportation — 1.9%
Air Transport Services Group, Inc.*	43,713	415,711
ArcBest Corp.	2,346	56,492
Atlas Air Worldwide Holdings, Inc.*	880	36,362
CAI International, Inc.*	39,550	442,169
Celadon Group, Inc.	4,733	65,789
Echo Global Logistics, Inc.*	5,886	138,910
Forward Air Corp.	13,987	672,635
Hub Group, Inc., Class A*	3,609	139,055
Marten Transport Ltd.	26,599	480,910
Matson, Inc.	2,740	141,685
Old Dominion Freight Line, Inc.*	3,155	201,005

	Number of Shares	Value

Transportation — (Continued)
PAM Transportation Services, Inc.*	14,850	$458,716
Radiant Logistics, Inc.*	16,898	72,323
Roadrunner Transportation Systems, Inc.*	3,468	38,217
Swift Transportation Co.*	18,381	293,545
Tidewater, Inc.	4,607	43,813
Uti Worldwide, Inc. (British Virgin Islands)*	12,489	87,423
Werner Enterprises, Inc.	7,307	196,997

		3,981,757

Water — 0.3%
American States Water Co.	2,811	117,584
PICO Holdings, Inc.*	46,138	499,675

		617,259

TOTAL COMMON STOCKS (Cost $183,553,943)		201,180,728

TOTAL INVESTMENTS - 94.8% (Cost $183,553,943)**		201,180,728

OTHER ASSETS IN EXCESS OF LIABILITIES - 5.2%		10,961,184

NET ASSETS - 100.0%		$212,141,912

*	Non-income producing security.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$183,553,943

Gross unrealized appreciation	$27,938,418
Gross unrealized depreciation	(10,311,633)

Net unrealized appreciation	$17,626,785

ADR	American Depository Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depository Receipt

The accompanying notes are an integral part of the portfolio of investments.

10

ALTAIR SMALLER COMPANIES FUND

Notes to Portfolio of Investments

November 30, 2015

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Altair Smaller Companies Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as disclosed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value at November 30, 2015	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Investments in Securities*	$201,180,728	$201,180,728	$—	$—

* Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of

11

ALTAIR SMALLER COMPANIES FUND

Notes to Portfolio of Investments (Concluded)

November 30, 2015

(Unaudited)

investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2015, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

12

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2015 (UNAUDITED)

	Number Of Shares	Value
Common Stocks—96.6%
Commercial Services—1.5%
Civeo Corp	119,926	$232,656
Cross Country Healthcare, Inc. *	22,541	411,373
Groupon, Inc. *	350,903	1,014,110
Hackett Group, Inc., (The)	4,113	77,900
Insperity, Inc.	234	10,099
RetailMeNot, Inc. *	79,742	778,282

		2,524,420

Communications—0.1%
ShoreTel, Inc. *	27,397	281,093

Consumer Durables—4.7%
Bassett Furniture Industries, Inc.	6,869	215,412
Cooper Tire & Rubber Co.	46,867	1,967,945
Fossil Group, Inc. *	48,308	1,858,409
MCBC Holdings, Inc. *	11,692	167,780
Nautilus, Inc. *	54,588	1,048,635
Take-Two Interactive Software, Inc. *	54,055	1,911,925
TiVo, Inc. *	97,868	879,833

		8,049,939

Consumer Non-Durables—1.7%
Alliance One International, Inc. *	1,470	18,787
Central Garden and Pet Co., Class A *	1,043	16,469
Keurig Green Mountain, Inc.	24,230	1,269,652
Natural Health Trends Corp.	3,982	192,689
Skechers U.S.A., Inc., Class A *	43,300	1,307,660
Vince Holding Corp. *	34,781	180,166

		2,985,423

Consumer Services—5.0%
Ascent Capital Group, Inc., Class A *	7,931	158,541
Bloomin’ Brands Inc.	89,101	1,542,338
Boyd Gaming Corp. *	91,804	1,798,440
Carrols Restaurant Group, Inc. *	4,343	52,290
CTC Media, Inc.	49,482	89,562
Eros International PLC *	211,057	2,051,474
K12, Inc. *	49,080	497,671
MoneyGram International, Inc. *	30,734	269,845
MSG Networks, Inc., Class A *	1,378	27,257
Penn National Gaming, Inc. *	80,534	1,284,517
Phoenix New Media Ltd., ADR *	6,959	34,099
ServiceMaster Global Holdings, Inc. *	21,661	811,854

		8,617,888

Distribution Services—1.8%
Ingram Micro, Inc., Class A	39,948	1,235,592

	Number Of Shares	Value
Distribution Services—(continued)
MRC Global, Inc. *	124,127	$1,835,838
SpartanNash Co.	1,557	33,662

		3,105,092

Electronic Technology—7.3%
ADTRAN, Inc.	917	14,956
Advanced Energy Industries, Inc. *	18,370	535,853
Benchmark Electronics, Inc. *	13,711	294,238
BWX Technologies, Inc.	46,800	1,425,060
Checkpoint Systems, Inc.	13,633	85,752
ChipMOS TECHNOLOGIES Bermuda Ltd.	58,710	1,133,690
Ciena Corp. *	8,400	210,336
Comtech Telecommunications Corp.	1,187	26,150
EchoStar Corp., Class A *	4,841	189,332
Extreme Networks, Inc. *	18,920	83,626
Flextronics International Ltd. *	16,400	184,500
FormFactor, Inc. *	134,793	1,174,047
Inphi Corp. *	16,375	526,456
Integrated Device Technology, Inc. *	49,675	1,392,887
Ixia *	40,580	529,975
MaxLinear, Inc., Class A *	48,358	846,265
NeoPhotonics Corp. *	47,434	492,365
NETGEAR, Inc. *	33,605	1,482,317
Orbotech Ltd. *	6,586	134,552
Rudolph Technologies, Inc. *	14,519	206,605
Sigma Designs, Inc. *	74,308	645,365
Sonus Networks Inc. *	25,434	179,055
SunEdison Semiconductor Ltd. *	88,546	845,614

		12,638,996

Energy Minerals—2.0%
Baytex Energy Corp.	233,831	977,414
Contango Oil & Gas Co. *	69,469	535,606
Enerplus Corp.	292,836	1,449,538
SunCoke Energy, Inc.	140,713	531,895

		3,494,453

Finance—23.4%
Ambac Financial Group, Inc. *	50,114	845,924
Argo Group International Holdings Ltd.	2,088	132,651
Assurant, Inc.	9,800	838,096
Assured Guaranty Ltd.	54,560	1,442,566
Cash America International, Inc.	67,686	2,284,403
Central Pacific Financial Corp.	29,180	678,143
Employers Holdings, Inc.	57,000	1,562,370

The accompanying notes are an integral part of the portfolio of investments.

1

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2015 (UNAUDITED)

	Number Of Shares	Value
Finance—(continued)
Enova International, Inc. *	12,436	$93,519
Enterprise Financial Services Corp.	6,521	191,065
ePlus, Inc. *	16,916	1,491,822
Fidelity Southern Corp.	23,980	542,428
First BanCorp Puerto Rico *	256,991	963,716
First Defiance Financial Corp.	7,829	325,138
Flagstar Bancorp, Inc. *	16,509	405,461
Genworth Financial, Inc., Class A *	320,611	1,619,086
Greenlight Capital Re Ltd., Class A *	62,722	1,292,700
Hilltop Holdings, Inc. *	63,602	1,418,961
Interactive Brokers Group, Inc., Class A	45,036	1,952,761
INTL. FCStone, Inc. *	52,429	1,865,424
Investment Technology Group, Inc.	51,021	1,023,991
LendingTree, Inc. *	20,540	2,092,615
MBIA, Inc. *	244,229	1,604,585
Navigators Group, Inc., (The) *	21,603	1,863,475
Nelnet, Inc., Class A	31,760	1,048,080
NorthStar Asset Management Group, Inc.	49,887	678,463
PHH Corp. *	5,939	100,785
Piper Jaffray Cos. *	43,225	1,751,909
Popular, Inc.	47,231	1,403,233
Reinsurance Group of America, Inc.	23,981	2,203,374
Selective Insurance Group, Inc.	62,748	2,165,433
Stewart Information Services Corp.	36,407	1,577,879
TAL International Group, Inc.	105,159	2,122,109
Universal Insurance Holdings, Inc.	36,884	728,459

		40,310,624

Health Services—2.5%
Alliance HealthCare Services, Inc. *	34,536	311,169
Amedisys, Inc. *	20,387	827,508
Community Health Systems, Inc. *	51,888	1,501,639
INC Research Holdings, Inc., Class A *	27,472	1,299,426
LHC Group, Inc. *	7,789	362,578

		4,302,320

Health Technology—9.6%
Aegerion Pharmaceuticals, Inc. *	10,773	110,316
Affymetrix, Inc. *	163,586	1,549,159
Applied Genetic Technologies Corp. *	1,372	23,379
Array BioPharma, Inc. *	20,749	82,166
Avalanche Biotechnologies, Inc. *	32,155	336,984
Bio-Rad Laboratories, Inc., Class A *	4,764	665,626
BioSpecifics Technologies Corp. *	151	7,316
Clovis Oncology, Inc. *	58,804	1,849,386

	Number Of Shares	Value
Health Technology—(continued)
Concert Pharmaceuticals, Inc. *	18,742	$429,754
Cytokinetics, Inc. *	43,337	512,243
DBV Technologies SA SP ADR *	22,000	767,140
Dermira, Inc. *	2,742	84,481
Enzon Pharmaceuticals, Inc.	58,661	42,582
Fluidigm Corp. *	38,210	434,448
Haemonetics Corp. *	16,866	543,760
ICU Medical, Inc. *	4,790	543,378
ImmunoGen, Inc. *	142,834	1,938,257
Infinity Pharmaceuticals, Inc. *	143,523	1,265,873
Masimo Corp. *	13,094	543,139
Merit Medical Systems, Inc. *	11,202	216,983
NeuroDerm Ltd	1,118	22,494
NewLink Genetics Corp. *	44,186	1,617,208
OraSure Technologies, Inc. *	74,229	463,931
Orthofix International N.V. *	17,692	699,896
Pacific Biosciences of California, Inc. *	2,709	27,713
Progenics Pharmaceuticals, Inc. *	14,969	100,592
Recro Pharma, Inc. *	11,298	100,665
Rigel Pharmaceuticals, Inc. *	47,687	156,413
RTI Surgical, Inc. *	18,702	73,312
Spectrum Pharmaceuticals, Inc. *	39,785	238,710
Sucampo Pharmaceuticals, Inc., Class A *	63,593	1,090,620
Syneron Medical Ltd *	8,866	65,963

		16,603,887

Industrial Services—2.5%
Comfort Systems USA, Inc.	7,679	243,731
Helix Energy Solutions Group, Inc. *	261,775	1,696,302
Newpark Resources, Inc. *	281,586	1,830,309
Pacific Drilling SA *	59,900	78,469
Pioneer Energy Services Corp. *	179,828	454,965

		4,303,776

Non-Energy Minerals—2.0%
Century Aluminum Co. *	274,425	1,023,605
Constellium N.V., Class A *	138,575	1,218,074
Dominion Diamond Corp.	110,790	914,018
Gerdau SA, SP ADR	230,931	364,871
Schnitzer Steel Industries, Inc., Class A	200	3,302
TimkenSteel Corp.	531	5,422

		3,529,292

Process Industries—5.3%
AEP Industries, Inc. *	621	56,623
Braskem SA, SP ADR	19,764	265,628

The accompanying notes are an integral part of the portfolio of investments.

2

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2015 (UNAUDITED)

	Number Of Shares	Value
Process Industries—(continued)
Cabot Corp.	45,341	$1,974,147
Cambrex Corp. *	40,536	2,173,946
Chemours Co.	225,026	1,406,413
Clearwater Paper Corp. *	5,782	282,219
Cosan Ltd. Class A	397,190	1,509,322
Darling Ingredients, Inc. *	56,502	618,697
Kraton Performance Polymers, Inc. *	25,666	571,069
Pacific Ethanol, Inc. *	49,512	247,065
Resolute Forest Products *	4,765	36,691

		9,141,820

Producer Manufacturing—7.7%
Allison Transmission Holdings, Inc.	46,281	1,294,017
American Woodmark Corp. *	18,984	1,556,878
Blount International, Inc. *	23,048	133,678
Chart Industries, Inc. *	75,047	1,600,753
FreightCar America, Inc.	16,596	402,453
Global Brass & Copper Holdings, Inc.	20,311	472,434
Greenbrier Cos., Inc., (The)	14,792	501,153
Herman Miller, Inc.	35,221	1,116,858
Interface, Inc.	57,511	1,143,319
LSB Industries, Inc. *	54,362	386,514
SPX Corp.	118,019	1,302,930
Tower International, Inc.	49,708	1,524,047
Wabash National Corp. *	139,526	1,809,652

		13,244,686

Retail Trade—6.1%
Barnes & Noble, Inc.	111,807	1,431,130
Chico’s FAS, Inc.	113,058	1,356,696
Cia Brasileira de Distribuicao, SP PRF ADR	63,512	797,711
Citi Trends, Inc.	27,913	553,515
Express, Inc. *	85,000	1,422,900
Finish Line, Inc., (The), Class A	91,848	1,523,758
Murphy USA, Inc. *	24,615	1,466,069
Sears Hometown and Outlet Stores, Inc. *	221	1,759
Tuesday Morning Corp. *	78,719	525,843
Urban Outfitters, Inc. *	62,486	1,399,686

		10,479,067

Technology Services—9.0%
A10 Networks, Inc. *	10,923	84,216
Barracuda Networks, Inc. *	315	5,994
BSQUARE Corp. *	3,549	26,334
CDW Corp.	24,252	1,046,959

	Number Of Shares	Value
Technology Services—(continued)
Earthlink Holdings Corp.	61,269	$563,062
Gigamon, Inc. *	22,590	611,963
Imperva, Inc. *	20,481	1,528,497
Jive Software, Inc. *	59,911	300,753
LogMein, Inc. *	30,159	2,153,956
Manhattan Associates, Inc. *	31,545	2,416,347
Net 1 UEPS Technologies, Inc. *	37,792	571,793
NICE-Systems Ltd., SP ADR	23,878	1,467,781
Rackspace Hosting, Inc. *	52,497	1,502,464
Rovi Corp. *	89,040	1,051,562
Silver Spring Networks, Inc. *	13,612	181,448
Sohu.com, Inc. *	26,117	1,312,379
Sykes Enterprises, Inc. *	10,039	319,441
Tucows, Inc., Class A *	189	4,506
Unisys Corp. *	14,501	186,483
Web.com Group, Inc. *	5,661	137,053
Xura Inc. *	1,456	37,667

		15,510,658

Transportation—2.2%
Hawaiian Holdings, Inc. *	1,581	57,232
Jetblue Airways Corp. *	82,802	2,048,521
Matson, Inc.	14,183	733,403
PAM Transportation Services, Inc. *	4,083	126,124
YRC Worldwide, Inc. *	46,589	788,752

		3,754,032

Utilities—2.2%
Calpine Corp. *	74,348	1,098,863
CPFL Energia SA, ADR *	49,443	402,466
NRG Energy, Inc.	105,827	1,308,022
Pampa Energia SA, SP ADR *	15,334	341,642
Talen Energy Corp. *	78,275	609,762

		3,760,755

TOTAL COMMON STOCKS (Cost $170,737,715)		166,638,221

Short-Term Investments—0.4%
BofA Cash Reserves Fund	694,804	694,804

TOTAL SHORT-TERM INVESTMENTS (Cost $694,804)		694,804

The accompanying notes are an integral part of the portfolio of investments.

3

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (CONCLUDED)

NOVEMBER 30, 2015 (UNAUDITED)

Value

Total Investments—97.0% (Cost $171,432,519) **	$167,333,025

OTHER ASSETS IN EXCESS OF LIABILITIES—3.0%	5,097,716

NET ASSETS—100.0%	$172,430,741

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a Federal income tax basis, are as follows:

Aggregate cost	$171,432,519

Gross unrealized appreciation	$17,037,770
Gross unrealized depreciation	(21,137,264)

Net unrealized depreciation	$(4,099,494)

ADR	— American Depositary Receipt.
PLC	— Public Limited Company
PRF	— Preferred
SP ADR	— Sponsored American Depositary Receipt.

The accompanying notes are an integral part of the portfolio of investments.

4

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2015 (UNAUDITED)

PORTFOLIO VALUATION — The Bogle Investment Management Small Cap Growth Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements—The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 –	quoted prices in active markets for identical securities;
• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of inputs used, as of November 30, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value at November 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Total Investments*	$167,333,025	$167,333,025	$—	$—

* See Portfolio of Investments for details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delisting on national exchanges.

5

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

NOTES TO PORTFOLIO OF INVESTMENTS (CONCLUDED)

November 30, 2015 (UNAUDITED)

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2015, there were no transfers between Levels 1, 2 and 3 for the Fund that require disclosure.

For more information with regard to accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

6

BOSTON PARTNERS INVESTMENT FUNDS	NOVEMBER 30, 2015 (unaudited)

BOSTON PARTNERS SMALL CAP VALUE FUND II	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value

COMMON STOCK—97.3%

Basic Industries—3.9%
Cloud Peak Energy, Inc. * (a)	264,486	$690,309
Graphic Packaging Holding Co.	310,479	4,244,248
Multi Packaging Solutions International Ltd. *	82,375	1,392,961
Orchids Paper Products Co.	75,823	2,249,668
PolyOne Corp.	24,071	866,075
Schweitzer-Mauduit International, Inc.	62,657	2,620,316
Sensient Technologies Corp.	15,045	1,005,608

		13,069,185

Capital Goods—13.6%
Actuant Corp., Class A	76,257	1,888,123
Aegion Corp. *	89,502	1,972,624
Ampco-Pittsburgh Corp.	26,375	306,214
BMC Stock Holdings, Inc. *	124,332	2,137,267
Brady Corp., Class A	73,845	1,948,770
Cabot Corp.	41,941	1,826,111
Cubic Corp.	77,354	3,756,310
Curtiss-Wright Corp.	29,302	2,063,154
Drew Industries, Inc.	75,585	4,567,602
Globe Specialty Metals, Inc.	129,078	1,312,723
Granite Construction, Inc.	50,755	2,069,281
Hillenbrand, Inc.	51,204	1,550,969
Minerals Technologies, Inc.	32,173	1,979,926
MRC Global, Inc. *	95,733	1,415,891
Mueller Industries, Inc.	32,352	1,018,764
Orion Marine Group, Inc. *	194,453	851,704
Rofin-Sinar Technologies, Inc. *	40,687	1,169,344
Terex Corp.	142,264	2,913,567
Tutor Perini Corp. *	74,546	1,404,447
WESCO International, Inc. *	60,070	2,886,364
World Fuel Services Corp.	151,755	6,615,000

		45,654,155

Consumer Durables—2.8%
Strattec Security Corp.	13,595	847,784
Thor Industries, Inc.	64,950	3,761,904
Tower International, Inc.	97,591	2,992,140
Winnebago Industries, Inc. (a)	83,576	1,880,460

		9,482,288

	Number of Shares	Value

Consumer Non-Durables—2.0%
Fresh Del Monte Produce, Inc.	5,737	$250,764
Matthews International Corp., Class A	17,750	1,061,628
Nu Skin Enterprises, Inc., Class A (a)	46,435	1,619,188
Steven Madden Ltd. *	61,578	1,964,338
Universal Corp.	32,547	1,840,207

		6,736,125

Consumer Services—19.2%
Abercrombie & Fitch Co., Class A (a)	131,021	3,350,207
ABM Industries, Inc.	86,274	2,559,750
American Eagle Outfitters, Inc. (a)	231,762	3,608,534
Ascena Retail Group, Inc. *	97,477	1,104,414
Booz Allen Hamilton Holding Corp.	77,697	2,365,874
Brink’s Co., (The)	54,030	1,738,685
CBIZ, Inc. *	89,359	957,035
Civeo Corp.	319,126	619,104
Ennis, Inc.	35,625	712,144
Finish Line, Inc., (The), Class A	184,527	3,061,303
FTD Cos., Inc. *	70,011	1,856,692
FTI Consulting, Inc. *	55,956	2,091,635
G&K Services, Inc., Class A	30,081	2,005,500
Group 1 Automotive, Inc.	29,906	2,428,965
Heidrick & Struggles International, Inc.	64,792	1,869,897
ICF International, Inc. *	46,423	1,654,051
International Speedway Corp., Class A	66,798	2,377,341
KAR Auction Services, Inc.	74,614	2,830,109
Knoll, Inc.	78,304	1,744,613
Korn/Ferry International	30,723	1,130,606
Live Nation Entertainment, Inc. *	39,956	1,014,483
MAXIMUS, Inc.	39,128	2,220,514
Men’s Wearhouse, Inc., (The)	185,888	3,715,901
Navigant Consulting, Inc. *	202,092	3,536,610
Papa Murphy’s Holdings, Inc. * (a)	200,256	2,443,123
Rent-A-Center, Inc.	51,802	888,922
RPX Corp. *	173,983	2,413,144
Starz, Class A *	87,108	3,073,170

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS	NOVEMBER 30, 2015 (unaudited)

BOSTON PARTNERS SMALL CAP VALUE FUND II (continued)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value

Consumer Services—(continued)
Steiner Leisure Ltd. *	13,181	$828,821
Tetra Tech, Inc.	85,221	2,368,292
Viad Corp.	24,412	753,598
XO Group, Inc. *	71,173	1,198,553

		64,521,590

Energy—4.0%
Bristow Group, Inc.	81,037	2,475,680
Contango Oil & Gas Co. *	18,043	139,112
Forum Energy Technologies, Inc. *	72,801	1,140,064
Helix Energy Solutions Group, Inc. *	221,709	1,436,674
Parsley Energy, Inc., Class A *	162,965	3,202,262
RSP Permian, Inc. *	123,149	3,494,969
Western Refining, Inc.	39,617	1,793,065

		13,681,826

Finance—23.2%
Air Lease Corp.	51,554	1,733,761
Ameris Bancorp	39,356	1,345,582
AMERISAFE, Inc.	30,809	1,658,757
Apollo Investment Corp.	110,433	701,250
Assured Guaranty Ltd.	72,705	1,922,320
BBCN Bancorp, Inc.	222,706	4,211,371
CenterState Banks, Inc.	91,194	1,453,632
Columbia Banking System, Inc.	47,149	1,675,676
Essent Group Ltd. *	98,224	2,428,097
Federal Agricultural Mortgage Corp., Class C	95,986	2,876,700
Fifth Street Finance Corp.	154,116	997,131
First American Financial Corp.	136,538	5,385,059
First Cash Financial Services, Inc. *	52,433	2,039,119
First Citizens BancShares, Inc., Class A	5,594	1,481,963
First NBC Bank Holding Co. *	55,622	2,355,036
FirstMerit Corp.	105,687	2,138,048
Flushing Financial Corp.	44,732	1,018,548
Gladstone Capital Corp. (a)	25,601	224,009
Global Indemnity PLC *	23,771	697,441
Heritage Financial Corp.	57,543	1,126,692

	Number of Shares	Value

Finance—(continued)
Infinity Property & Casualty Corp.	18,640	$1,593,720
James Rivers Group Holdings, Ltd.	69,296	2,224,402
Maiden Holdings Ltd.	267,760	4,126,182
Nationstar Mortgage Holdings, Inc. * (a)	129,573	1,764,784
Navigators Group, Inc., (The) *	14,851	1,281,047
Nelnet, Inc., Class A	65,577	2,164,041
OneBeacon Insurance Group Ltd., Class A	103,079	1,428,675
Park Sterling Corp.	72,979	552,451
PHH Corp. *	122,646	2,081,303
Radian Group, Inc.	184,676	2,631,633
Safety Insurance Group, Inc.	16,835	942,928
Silvercrest Asset Management Group, Inc., Class A	19,247	247,709
SLM Corp. *	486,269	3,284,747
StanCorp Financial Group, Inc.	23,290	2,646,676
Stewart Information Services Corp.	109,540	4,747,464
Symetra Financial Corp.	96,158	3,027,054
Walker & Dunlop, Inc. *	155,502	4,593,529
Washington Federal, Inc.	47,776	1,234,532

		78,043,069

Health Care—9.6%
Amsurg Corp. *	35,244	2,962,611
Chemed Corp.	27,633	4,269,022
Hanger, Inc. *	74,400	1,158,408
ICON PLC *	37,983	2,823,276
Integra LifeSciences Holdings Corp. *	49,398	3,097,749
Kindred Healthcare, Inc.	138,291	1,846,185
LHC Group, Inc. *	28,802	1,340,733
LifePoint Health, Inc. *	25,131	1,799,631
Owens & Minor, Inc.	44,383	1,709,189
PAREXEL International Corp. *	37,213	2,524,902
SeaSpine Holdings Corp. *	16,467	271,376
Select Medical Holdings Corp.	149,019	1,798,659
Symmetry Surgical, Inc. *	215,278	1,959,030
U.S. Physical Therapy, Inc.	89,497	4,729,021

		32,289,792

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS	NOVEMBER 30, 2015 (unaudited)

BOSTON PARTNERS SMALL CAP VALUE FUND II (concluded)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value

Real Estate Investment Trusts—7.3%
Altisource Residential Corp.	43,167	$571,531
American Capital Mortgage Investment Corp.	48,914	733,221
American Residential Properties, Inc.	120,391	2,105,639
Anworth Mortgage Asset Corp.	205,208	987,051
Ares Commercial Real Estate Corp.	180,176	2,318,865
Chatham Lodging Trust	97,821	2,229,341
Colony Capital, Inc., Class A	37,224	761,603
CYS Investments, Inc.	364,846	2,765,533
Gladstone Commercial Corp.	30,124	439,509
Hatteras Financial Corp.	154,456	2,174,741
MFA Financial, Inc.	480,370	3,352,983
Monmouth Real Estate Investment Corp.	117,745	1,226,903
Silver Bay Realty Trust Corp.	69,674	1,095,972
Two Harbors Investment Corp.	439,097	3,732,325

		24,495,217

Technology—10.0%
Bel Fuse, Inc., Class B	95,147	1,971,446
Belden, Inc.	67,329	4,226,241
Brooks Automation, Inc.	155,793	1,737,092
Coherent, Inc. *	25,183	1,710,429
Convergys Corp.	45,175	1,163,708
EnerSys	79,526	4,684,081
Insight Enterprises, Inc. *	32,622	873,617
Magnachip Semiconductor Corp. * (a)	70,989	396,829
NETGEAR, Inc. *	48,229	2,127,381
PC Connection, Inc. *	21,697	484,277
Sykes Enterprises, Inc. *	137,115	4,362,999
SYNNEX Corp.	58,537	5,518,283
TeleTech Holdings, Inc.	117,323	3,404,713
Teradyne, Inc.	46,163	959,267

		33,620,363

Transportation—1.2%
Landstar System, Inc.	14,343	895,290
Virgin America, Inc. * (a)	90,762	3,302,829

		4,198,119

	Number of Shares	Value

Utilities—0.5%
PNM Resources, Inc.	57,831	$1,677,099

TOTAL COMMON STOCK (Cost $278,817,898)		327,468,828

SECURITIES LENDING COLLATERAL—4.7%
BlackRock Liquidity TempFund, Institutional Shares	15,815,817	15,815,817

TOTAL SECURITIES LENDING COLLATERAL (Cost $15,815,817)		15,815,817

TOTAL INVESTMENTS—102.0% (Cost $294,633,715) **		343,284,645

LIABILITIES IN EXCESS OF OTHER ASSETS—(2.0)%		(6,815,228)

NET ASSETS—100.0%		$336,469,417

PLC	— Public Limited Company
*	— Non-income producing.
(a)	— All or a portion of the security is on loan. At November 30, 2015, the market value of securities on loan was $15,187,296.
**	— The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$294,633,715

Gross unrealized appreciation	$71,348,255
Gross unrealized depreciation	(22,697,325)

Net unrealized appreciation	$48,650,930

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS	NOVEMBER 30, 2015 (unaudited)

BOSTON PARTNERS SMALL CAP VALUE FUND II (concluded)	PORTFOLIO OF INVESTMENTS

A summary of the inputs used to value the Fund’s investments as of November 30, 2015 is as follows (see Notes to Portfolio of Investments):

	Total Value as of November 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stock *	$327,468,828	$327,468,828	$—	$—
Securities Lending Collateral	15,815,817	15,815,817	—	—

Total Assets	$343,284,645	$343,284,645	$—	$—

* See Portfolio of Investments detail for industry and security type breakout.

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS	NOVEMBER 30, 2015 (unaudited)

BOSTON PARTNERS LONG/SHORT EQUITY FUND	Portfolio of Investments

	Number of Shares	Value

LONG POSITIONS—95.7%
COMMON STOCK—92.7%
Basic Industries—7.0%
AEP Industries, Inc. *	14,778	$1,347,458
AgroFresh Solutions, Inc. * (a)	322,787	2,081,976
Alcoa, Inc.	199,606	1,868,312
American Vanguard Corp.	140,650	2,216,644
Crown Holdings, Inc. *	48,219	2,503,048
Dominion Diamond Corp.	153,313	1,264,832
Eastman Chemical Co. †	36,298	2,637,050
Freeport-McMoRan Copper & Gold, Inc. †	200,424	1,639,468
Greif, Inc., Class B †	39,678	1,616,879
International Paper Co.	71,770	3,002,139
KapStone Paper and Packaging Corp.	76,706	1,861,655
Monsanto Co. †	24,669	2,347,502
Mosaic Co. (The)	57,015	1,803,955
Pan American Silver Corp.	144,531	1,005,936
POSCO - ADR	43,285	1,576,007
Potash Corp. of Saskatchewan, Inc.	100,431	2,030,715
Praxair, Inc.	23,052	2,600,266
Reliance Steel & Aluminum Co. †	53,774	3,162,449
Rio Tinto PLC - ADR	72,085	2,384,572
UFP Technologies, Inc. * †	151,884	3,707,488
Universal Stainless & Alloy Products, Inc. *	71,555	772,794

		43,431,145

Capital Goods—8.7%
Actuant Corp., Class A †	77,234	1,912,314
AECOM Technology Corp. * (a) †	119,905	3,816,576
Aerojet Rocketdyne Holdings, Inc. *	110,149	1,932,013
Alamo Group, Inc.	65,629	3,752,666
Ampco-Pittsburgh Corp.	79,244	920,023
Caterpillar, Inc.	43,306	3,146,181
Chicago Bridge & Iron Co. NV (a) †	61,368	2,623,482
Crane Co. †	33,627	1,749,277
Esterline Technologies Corp. * †	60,564	5,758,425
Fluor Corp. †	71,640	3,481,704
Global Brass & Copper Holdings, Inc.	82,307	1,914,461

	Number of Shares	Value

Capital Goods—(continued)
Graham Corp.	71,812	$1,289,744
Jacobs Engineering Group, Inc. *	49,185	2,171,026
Joy Global, Inc. (a) †	68,497	1,051,429
NOW, Inc. * (a)	35,223	647,399
Preformed Line Products Co. †	47,219	1,977,060
Raven Industries, Inc.	87,681	1,461,642
Raytheon Co. †	34,825	4,319,345
Rofin-Sinar Technologies, Inc. *	53,823	1,546,873
Safran SA - ADR (a)	156,067	2,841,980
United Technologies Corp.	33,228	3,191,549
World Fuel Services Corp. †	57,319	2,498,535

		54,003,704

Communications—2.6%
Alaska Communications Systems
Group, Inc. *	711,135	1,365,379
GoldMoney, Inc. *	715,564	2,641,604
Hawaiian Telcom Holdco, Inc. *	78,922	1,872,819
Iridium Communications, Inc. * †	190,948	1,560,045
Liberty Global PLC, Series C *	76,452	3,134,532
Marchex, Inc., Class B	140,902	600,243
Verisign, Inc * (a)	37,462	3,350,601
Yelp, Inc. * (a)	56,371	1,698,458

		16,223,681

Consumer Durables—0.3%
Helen of Troy Ltd. *	19,845	2,052,171

		2,052,171

Consumer Non-Durables—5.7%
Caleres, Inc.	105,686	2,969,777
Coca-Cola Co., (The)	73,612	3,137,343
Johnson Outdoors, Inc., Class A	73,183	1,756,392
Kraft Heinz Co., (The)	43,180	3,181,934
Leucadia National Corp. †	225,208	3,981,677
Michael Kors Holdings, Ltd. *	39,559	1,701,828
Performance Sports Group, Ltd. *	138,951	1,647,959
Procter & Gamble Co.	83,822	6,273,238
Ralph Lauren Corp.	28,217	3,504,834
Tumi Holdings, Inc. *	135,358	2,390,422
Unilever NV †	103,663	4,534,220

		35,079,624

Consumer Services—13.3%
Amaya, Inc *	123,418	1,949,994
Ascena Retail Group, Inc. *	214,352	2,428,608
Atento SA * (a)	171,663	1,886,576

The accompanying notes are an integral part of the Portfolio of Investments.

BOSTON PARTNERS INVESTMENT FUNDS	NOVEMBER 30, 2015 (unaudited)

BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)	Portfolio of Investments

	Number of Shares	Value

Consumer Services—(continued)
Buckle, Inc. (The)	42,078	$1,335,976
CDI Corp.	228,155	1,560,580
Cenveo, Inc. *	775,098	1,216,904
Christopher & Banks Corp. *	432,080	604,912
Civeo Corp.	518,140	1,005,192
CVS Health Corp.	57,158	5,377,996
Deluxe Corp.	51,933	3,045,870
Destination Maternity Corp. †	316,997	1,759,333
Discovery Communications, Inc. * †	145,691	4,309,540
DSW, Inc., Class A	57,325	1,316,182
Fogo De Chao, Inc. * (a)	30,000	491,400
Genesco, Inc. * †	37,637	2,038,420
H&R Block, Inc. †	80,823	2,965,396
Higher One Holdings, Inc. *	217,639	689,916
ICF International, Inc. *	51,201	1,824,292
International Game Technology PLC	104,356	1,620,649
International Speedway Corp., Class A	115,430	4,108,154
Landauer, Inc.	78,852	3,213,219
Liberty Interactive Corp., Class A * †	112,899	2,989,566
Liberty Ventures, Series A * †	17,109	735,858
Markit Ltd. *	40,686	1,200,237
McDonald’s Corp.	19,777	2,257,742
New Oriental Education & Technology Group, Inc. - Sponsored ADR †	100,451	2,915,088
PRGX Global, Inc. *	158,368	622,386
Realogy Holdings Corp. * †	88,734	3,665,602
Scripps Networks Interactive, Inc., Class A (a)	53,495	3,038,516
Speedway Motorsports, Inc. †	152,545	2,973,102
Tiffany & Co.	23,865	1,901,563
Time Warner, Inc. †	80,988	5,667,540
Tropicana Entertainment, Inc. *	88,833	1,532,369
Tuesday Morning Corp. *	175,232	1,170,550
Walgreens Boots Alliance, Inc.	44,552	3,743,705
Wyndham Worldwide Corp. †	29,399	2,231,972
Zumiez, Inc. *	72,677	1,096,696

		82,491,601

	Number of Shares	Value

Energy—8.6%
Anadarko Petroleum Corp.	51,074	$3,059,333
Bristow Group, Inc.	53,839	1,644,781
Canadian Natural Resources, Ltd. †	84,274	2,039,431
Core Laboratories NV (a)	15,314	1,809,349
Dawson Geophysical Co. *	536,061	2,374,750
EOG Resources, Inc.	22,144	1,847,474
Exxon Mobil Corp.	127,162	10,384,049
Furmanite Corp. *	94,256	771,957
Gazprom OAO - Sponsored ADR	275,891	1,136,809
Gulf Island Fabrication, Inc.	60,281	596,782
Halliburton Co. †	46,118	1,837,802
Lukoil PJSC - Sponsored ADR	24,080	921,782
Mitcham Industries, Inc. *	146,018	556,329
Occidental Petroleum Corp.	58,957	4,456,560
Parsley Energy, Inc., Class A * †	111,649	2,193,903
Phillips 66	34,714	3,177,372
Rice Energy, Inc. *	65,688	885,474
Royal Dutch Shell PLC, Class A - ADR	57,630	2,867,669
Schlumberger Ltd.	40,906	3,155,898
Suncor Energy, Inc. †	141,547	3,906,697
TransGlobe Energy Corp. (a)	304,291	614,668
Valero Energy Corp.	37,066	2,663,563

		52,902,432

Finance—21.0%
ACE Ltd. †	46,410	5,330,189
AerCap Holdings NV * †	88,681	4,029,665
Ally Financial, Inc. *	126,328	2,521,507
American International Group, Inc. †	68,970	4,385,113
Aspen Insurance Holdings Ltd. †	71,095	3,591,719
Axis Capital Holdings Ltd. †	42,988	2,407,328
Bank of America Corp. †	426,950	7,441,738
Berkshire Hathaway, Inc., Class B * †	64,813	8,690,775
BGC Partners Inc., Class A	146,825	1,333,905
Boulevard Acquisition, Corp II *	227,000	2,256,380
Century Bancorp, Inc., Class A †	33,518	1,505,293
Citigroup, Inc.	150,765	8,154,879
CNinsure, Inc. - ADR *	72,541	656,496
Discover Financial Services	45,240	2,567,822

The accompanying notes are an integral part of the Portfolio of Investments.

BOSTON PARTNERS INVESTMENT FUNDS	NOVEMBER 30, 2015 (unaudited)

BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)	Portfolio of investments

	Number of Shares	Value

Finance—(continued)
Endurance Specialty Holdings, Ltd. †	78,474	$5,176,145
Ezcorp, Inc., Class A *	340,342	1,970,580
Fairfax Financial Holdings Ltd. †	4,085	2,014,926
Flushing Financial Corp. †	88,546	2,016,192
Goldman Sachs Group, Inc., (The)	16,932	3,217,419
JPMorgan Chase & Co. †	136,211	9,082,549
Lake Sunapee Bank Group	26,815	375,410
Loews Corp.	97,735	3,703,179
Maiden Holdings Ltd. †	584,140	9,001,597
Manning & Napier Inc.	119,076	1,090,736
Morgan Stanley	93,091	3,193,021
National Western Life Group, Inc. †	8,710	2,292,908
NorthStar Asset Management Group, Inc.	85,851	1,167,574
Renaissance Holdings Ltd. †	37,909	4,198,801
Sprott, Inc.	4,146,269	6,644,214
Steel Excel, Inc. *	43,534	636,467
Synchrony Financial *	142,350	4,531,001
Unum Group	89,871	3,296,468
Validus Holdings Ltd. †	116,153	5,480,099
Virtu Financial, Inc., Class A	86,500	1,924,625
White Mountains Insurance Group Ltd.	4,643	3,751,544

		129,638,264

Health Care—10.1%
Amag Pharmaceuticals, Inc. *	47,210	1,256,730
Corindus Vascular Robotics, Inc. * (a)	142,868	457,178
DaVita HealthCare Partners, Inc. * †	68,417	4,997,178
Express Scripts Holding Co. * †	73,940	6,320,391
Fresenius Medical Care AG & Co. KGaA - ADR †	139,270	5,737,924
Laboratory Corp. of America Holdings * †	39,796	4,836,806
LHC Group, Inc. * †	84,894	3,951,816
McKesson Corp.	23,678	4,483,429
Merck & Co., Inc.	140,442	7,444,830
Pfizer, Inc. †	139,582	4,574,102
PharMerica Corp. * †	164,999	5,613,266
Sanofi - ADR †	59,487	2,630,515

	Number of Shares	Value

Health Care—(continued)
Teva Pharmaceutical Industries, Ltd. - Sponsored ADR †	102,373	$6,442,333
UnitedHealth Group, Inc.	35,414	3,991,512

		62,738,010

Real Estate Investment Trusts—1.8%
American Capital Agency Corp.	103,119	1,850,986
Anworth Mortgage Asset Corp.	337,000	1,620,970
Blackstone Mortgage Trust, Inc., Class A †	68,882	1,990,690
Hatteras Financial Corp. †	124,544	1,753,580
Select Income	89,341	1,835,064
Two Harbors Investment Corp. †	212,635	1,807,398

		10,858,688

Technology—11.6%
Babcock & Wilcox Enterprises, Inc. * †	67,921	1,300,687
Barracuda Networks, Inc. *	48,969	931,880
Cisco Systems, Inc. †	219,497	5,981,293
Cognizant Technology Solutions Corp., Class A * †	37,355	2,412,386
CPI Card Group, Inc. *	128,994	1,252,532
CSG Systems International, Inc. †	182,149	6,508,184
Datalink Corp. *	86,637	636,782
Dolby Laboratories, Inc. Class A †	99,497	3,440,606
Fairchild Semiconductor International, Inc *	104,420	2,040,367
First Solar, Inc. *	44,553	2,517,690
Flextronics International Ltd. * †	248,399	2,794,489
Generac Holdings, Inc. * † (a)	48,165	1,546,096
Hollysys Automation Technologies, Ltd.	59,936	1,234,082
Houston Wire & Cable Co.	184,527	1,147,758
Ingram Micro, Inc., Class A †	103,955	3,215,328
International Business Machines Corp. †	36,827	5,134,420
Jabil Circuit, Inc. †	102,544	2,624,101
Marvell Technology Group, Ltd.	151,430	1,341,670
Open Text Corp.	50,405	2,442,122
Oracle Corp. †	64,728	2,522,450
PayPal Holdings, Inc. *	87,174	3,073,755
Qorvo Inc. *	39,284	2,281,222
Quality Systems, Inc.	174,942	2,842,808

The accompanying notes are an integral part of the Portfolio of Investments.

BOSTON PARTNERS INVESTMENT FUNDS	NOVEMBER 30, 2015 (unaudited)

BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)	Portfolio of Investments

	Number of Shares	Value

Technology—(continued)
Science Applications International Corp	52,411	$2,633,129
Sykes Enterprises, Inc. * †	88,761	2,824,375
Syntel, Inc. *	39,807	1,927,853
Tremor Video, Inc. *	378,643	776,218
Veeco Instruments, Inc. *	51,630	1,055,834
Vishay Intertechnology, Inc.	284,845	3,395,352

		71,835,469

Transportation—1.4%
ArcBest Corp.	62,350	1,501,388
CH Robinson Worldwide, Inc.	55,323	3,730,430
Costamare, Inc.	129,473	1,582,160
Expeditors International of Washington, Inc.	36,815	1,787,000

		8,600,978

Utilities—0.6%
AES Corp. †	353,191	3,528,378

TOTAL COMMON STOCK (Cost $520,527,665)		573,384,145

EXCHANGE TRADED FUND—1.0%
iPATH S&P 500 VIX Short-Term Futures ETN * (a)	339,232	6,370,777
TOTAL EXCHANGE TRADED FUND (Cost $6,292,584)		6,370,777

SECURITIES LENDING COLLATERAL—2.0%
BlackRock Liquidity TempFund, Institutional Shares	12,630,386	12,630,386

TOTAL SECURITIES LENDING COLLATERAL (Cost $12,630,386)		12,630,386

TOTAL INVESTMENTS—95.7%
(Cost $539,450,635) **		592,385,308

SECURITIES SOLD SHORT—(51.8%)
COMMON STOCK—(51.8%)
Basic Industries—(0.5%)
Kennady Diamonds, Inc. *	(45,900)	(92,800)
NewMarket Corp.	(7,786)	(3,216,786)
Tanzanian Royalty Exploration Corp. *	(171,865)	(52,814)

		(3,362,400)

Capital Goods—(1.6%)
Apogee Enterprises, Inc.	(43,564)	(2,187,784)
Applied Energetics, Inc. *	(238,070)	(952)

	Number of Shares	Value

Capital Goods—(continued)
DynaMotive Energy Systems Corp. * ‡	(72,185)	$(7)
Installed Building Products, Inc. *	(100,459)	(2,517,503)
InVivo Therapeutics Holdings Corp. *	(84,574)	(816,139)
Smith & Wesson Holding Corp. *	(100,205)	(1,837,760)
Taser International, Inc. *	(128,146)	(2,396,330)

		(9,756,475)

Communications—(2.4%)
CTC Communications Group, Inc. * ‡	(98,900)	0
Grubhub, Inc. *	(114,193)	(2,927,909)
Interliant, Inc. * ‡	(600)	0
LinkedIn Corp., Class A *	(12,051)	(2,929,719)
LivePerson, Inc. *	(129,999)	(1,013,992)
Marketo, Inc. *	(66,172)	(2,003,026)
MicroStrategy, Inc., Class A *	(11,843)	(2,053,221)
Pandora Media, Inc. *	(105,345)	(1,453,761)
Rubicon Project, Inc. (The) *	(82,072)	(1,210,562)
Twitter, Inc. *	(42,527)	(1,080,186)

		(14,672,376)

Consumer Durables—(2.6%)
American Axle & Manaufacturing Holdings, Inc. *	(68,529)	(1,559,720)
Cavco Industries, Inc. *	(29,660)	(2,749,482)
Mobileye NV *	(119,851)	(5,225,504)
Motorcar Parts of America, Inc. *	(39,679)	(1,589,541)
Qsound Labs, Inc. * ‡	(4,440)	0
Tesla Motors, Inc. *	(23,129)	(5,325,684)

		(16,449,931)

Consumer Non-Durables—(2.9%)
Amish Naturals, Inc. * ‡	(25,959)	0
Amplify Snack Brands, Inc. *	(142,241)	(1,785,125)
Fitbit, Inc. *	(30,966)	(889,344)
G-III Apparel Group, Ltd. *	(17,304)	(793,734)
Hain Celestial Group, Inc., (The) *	(62,472)	(2,667,554)
Industrias Bachoco SAB de CV - Sponsored ADR	(48,190)	(2,418,174)
MGP Ingredients, Inc.	(113,640)	(2,377,349)
Snyder’s-Lance, Inc.	(50,103)	(1,857,318)
Teligent, Inc. *	(102,159)	(866,308)
TreeHouse Foods, Inc. *	(29,862)	(2,581,869)
Valence Technology, Inc. * ‡	(27,585)	(3)

The accompanying notes are an integral part of the Portfolio of Investments.

BOSTON PARTNERS INVESTMENT FUNDS	NOVEMBER 30, 2015 (unaudited)

BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)	Portfolio of Investments

	Number of Shares	Value

Consumer Non-Durables—(continued)
Whitewave Foods Co., (The) *	(37,800)	$(1,535,814)

		(17,772,592)

Consumer Services—(11.2%)
Amazon.com, Inc. *	(2,823)	(1,876,730)
AMN Healthcare Services, Inc. *	(105,478)	(3,111,601)
BJ’s Restaurants, Inc. *	(40,311)	(1,846,244)
Buffalo Wild Wings, Inc. *	(14,367)	(2,302,168)
Chegg, Inc. *	(152,776)	(1,109,154)
Conn’s, Inc. *	(61,963)	(1,652,553)
Container Store Group, Inc. (The) *	(213,159)	(2,189,143)
Corporate Resource Services, Inc. *	(218,896)	(503)
Cracker Barrel Old Country Store, Inc.	(15,839)	(1,994,447)
Etsy, Inc. *	(359,947)	(3,351,107)
Habit Restaurants Inc., (The) *	(95,889)	(2,309,966)
inContact, Inc. *	(156,504)	(1,544,694)
Jamba, Inc. *	(111,749)	(1,561,134)
Lululemon Athletica, Inc. *	(29,163)	(1,394,575)
Netflix, Inc. *	(67,207)	(8,288,639)
Quotient Technology, Inc. *	(158,150)	(1,097,561)
Red Robin Gourmet Burgers, Inc. *	(34,843)	(2,351,206)
Royal Caribbean Cruises Ltd.	(24,043)	(2,226,622)
Sears Holdings Corp. *	(114,241)	(2,528,153)
Shake Shack, Inc., Class A *	(48,853)	(2,244,795)
Sprouts Farmers Market, Inc. *	(39,014)	(941,408)
Sturm Ruger & Co., Inc.	(30,761)	(1,602,648)
Texas Roadhouse, Inc.	(106,228)	(3,717,980)
Tile Shop Holdings, Inc. *	(121,961)	(2,066,019)
Viggle, Inc. *	(61)	(28)
VistaPrint NV *	(45,993)	(4,242,394)
Wayfair, Inc., Class A *	(23,260)	(881,787)
Williams-Sonoma, Inc.	(35,335)	(2,237,766)
Wingstop, Inc. *	(44,241)	(953,394)
World Wrestling Entertainment, Inc., Class A	(101,541)	(1,725,182)
Zillow Group, Inc., Class A *	(45,844)	(1,193,319)
Zillow Group, Inc., Class C *	(93,435)	(2,303,173)
Zoe’s Kitchen, Inc. *	(76,789)	(2,612,362)

		(69,458,455)

	Number of Shares	Value

Energy—(0.5%)
Beard Co. *	(9,710)	$(5)
Neste Oil OYJ	(114,080)	(3,283,385)

		(3,283,390)

Finance—(2.2%)
Credit Acceptance Corp. *	(25,548)	(5,120,330)
HealthEquity, Inc. *	(92,838)	(3,063,654)
IDI, Inc. *	(58,888)	(529,992)
Janus Capital Group, Inc.	(123,452)	(1,949,307)
WisdomTree Investments, Inc.	(130,040)	(2,828,370)

		(13,491,653)

Health Care—(11.1%)
AAC Holdings, Inc. *	(114,012)	(2,797,854)
Accelerate Diagnostics, Inc. *	(210,318)	(3,602,747)
Accuray, Inc. *	(230,867)	(1,625,304)
Adeptus Health, Inc., Class A *	(31,689)	(1,904,192)
Albany Molecular Research, Inc. *	(94,991)	(1,892,221)
Alder Biopharmaceuticals, Inc. *	(24,828)	(925,091)
Alexion Pharmaceuticals, Inc. *	(10,426)	(1,860,415)
Anacor Pharmaceuticals, Inc. *	(14,307)	(1,670,056)
Aratana Therapeutics, Inc. *	(105,985)	(621,072)
athenahealth, Inc. *	(11,828)	(1,984,147)
BioSpecifics Technologies Corp. *	(27,410)	(1,328,015)
BioTime, Inc. *	(85,880)	(302,298)
Blueprint Medicines Corp. *	(52,833)	(1,223,612)
BodyTel Scientific, Inc. * ‡	(4,840)	0
CareView Communications, Inc. *	(207,465)	(55,995)
Concordia Healthcare Corp.	(19,987)	(769,899)
Corcept Therapeutics, Inc. *	(242,358)	(1,279,650)
Corindus Vascular Robotics, Inc. * (a)	(572,901)	(1,833,283)
DexCom, Inc. *	(17,622)	(1,498,222)
Endologix, Inc. *	(183,554)	(1,868,580)
Glaukos Corp. *	(31,644)	(819,580)
Halozyme Therapeutics, Inc. *	(63,734)	(1,134,465)
HealthStream, Inc. *	(154,379)	(3,708,184)
IDEXX Laboratories, Inc. *	(24,453)	(1,731,761)
Inogen, Inc. *	(50,942)	(1,948,532)
Intrexon Corp. *	(62,553)	(2,271,299)
Isis Pharmaceuticals, Inc. *	(29,399)	(1,794,515)
MiMedx Group, Inc. *	(367,101)	(3,289,225)
NanoString Technologies, Inc *	(77,495)	(1,181,024)
Novadaq Technologies, Inc. *	(233,738)	(2,846,929)
Novavax, Inc. *	(137,554)	(1,177,462)

The accompanying notes are an integral part of the Portfolio of Investments.

BOSTON PARTNERS INVESTMENT FUNDS	NOVEMBER 30, 2015 (unaudited)

BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)	Portfolio of Investments

	Number of Shares	Value

Health Care—(continued)
NuVasive, Inc. *	(47,491)	$(2,476,181)
Opko Health, Inc. *	(103,248)	(1,129,533)
Osiris Therapeutics, Inc. *	(147,531)	(1,513,668)
PDL BioPharma, Inc.	(265,734)	(1,005,803)
Quotient Ltd. *	(27,565)	(374,884)
Rockwell Medical, Inc. *	(140,223)	(1,700,905)
Sarepta Therapeutics, Inc. *	(42,962)	(1,579,283)
Synergy Pharmaceuticals, Inc. *	(158,374)	(994,589)
TherapeuticsMD, Inc. *	(295,387)	(2,218,356)
Wright Medical Group NV *	(157,667)	(3,377,227)
Zeltiq Aesthetics, Inc. *	(42,334)	(1,286,107)

		(68,602,165)

Real Estate Investment Trusts—(1.3%)
Digital Realty Trust, Inc.	(27,390)	(1,975,093)
Equinix, Inc.	(20,658)	(6,125,001)

		(8,100,094)

Technology—(13.8%)
Ambarella, Inc. *	(11,243)	(706,173)
ANTs Software, Inc. * ‡	(10,334)	(1)
Arista Networks, Inc. *	(47,334)	(3,479,996)
Benefitfocus, Inc. *	(33,019)	(1,337,930)
Blackbaud, Inc.	(47,668)	(2,944,929)
Box, Inc., Class A *	(352,250)	(4,931,500)
Capstone Turbine Corp. *	(33,777)	(53,368)
Cavium, Inc. *	(77,629)	(5,209,682)
Ciena Corp. *	(164,542)	(4,120,132)
Consygen, Inc. * ‡	(200)	0
Demandware, Inc. *	(36,512)	(1,867,589)
Ellie Mae, Inc. *	(78,834)	(5,032,763)
Endurance International Group Holdings, Inc. *	(133,945)	(1,871,212)
Ener1, Inc. * ‡	(102,820)	(10)
Entegris, Inc. *	(83,493)	(1,137,175)
FireEye, Inc. *	(79,664)	(1,822,712)
GT Advanced Technologies, Inc. *	(198,179)	(33,690)
Guidewire Software, Inc. *	(64,483)	(3,825,776)
Hortonworks, Inc. *	(121,446)	(2,063,368)
HubSpot, Inc. *	(41,526)	(2,251,124)
Infinera Corp. *	(211,360)	(4,759,827)
Neonode, Inc. *	(206,220)	(569,167)
Nestor, Inc. * ‡	(15,200)	(2)
NetSuite, Inc. *	(35,422)	(3,025,039)
PowerSecure International, Inc. *	(74,564)	(1,042,405)

	Number of Shares	Value

Technology—(continued)
Proofpoint, Inc. *	(41,708)	$(3,057,613)
PROS Holdings, Inc. *	(58,296)	(1,433,499)
Q2 Holdings, Inc. *	(87,263)	(2,397,987)
Qlik Technologies, Inc. *	(76,976)	(2,448,607)
ServiceNow, Inc. *	(19,434)	(1,690,952)
Shopify, Inc. *	(43,828)	(1,154,430)
Skyworks Solutions, Inc.	(52,293)	(4,341,365)
Splunk, Inc. *	(23,884)	(1,421,098)
Tableau Software, Inc., Class A *	(18,256)	(1,771,380)
Tiger Telematics, Inc. * ‡	(6,510)	0
Ubiquiti Networks, Inc. *	(66,790)	(2,330,303)
Uni-Pixel, Inc. *	(19,665)	(14,257)
Universal Display Corp. *	(34,486)	(1,812,584)
Veeva Systems, Inc., Class A *	(33,516)	(967,272)
Vicor Corp. *	(95,549)	(884,784)
Workday, Inc., Class A *	(80,364)	(6,727,270)
Workiva, Inc. *	(52,876)	(991,425)
WorldGate Communications, Inc. * ‡	(582,655)	(58)
Xybernaut Corp. * ‡	(34,156)	0

		(85,530,454)

Transportation—(1.2%)
American Railcar Industries, Inc.	(66,626)	(3,766,368)
Hawaiian Holdings, Inc. *	(87,752)	(3,176,622)
Student Transportation, Inc.	(85,966)	(353,320)

		(7,296,310)

Utilities—(0.5%)
Genie Energy, Ltd.	(153,241)	(1,751,545)
SolarCity Corp. *	(44,824)	(1,289,138)

		(3,040,683)

TOTAL COMMON STOCK (Proceeds $314,774,537)		(320,816,978)

TOTAL SECURITIES SOLD SHORT —(51.8%) (Proceeds $314,774,537)		(320,816,978)

OTHER ASSETS IN EXCESS OF LIABILITIES—56.1%		347,169,666

NET ASSETS—100.0%		$618,737,996

ADR	—	American Depositary Receipt
PLC	—	Public Limited Company
*	—	Non-income producing.
(a)	—	All or a portion of the security is on loan. At November 30, 2015, the market value of securities on loan was $12,284,570.
†	—	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.

The accompanying notes are an integral part of the Portfolio of Investments.

BOSTON PARTNERS INVESTMENT FUNDS	NOVEMBER 30, 2015 (unaudited)

BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)	Portfolio of Investments

‡	—

Security has been valued at fair market value as determined in good faith by or under the direction of The RBB Fund, Inc.‘s Board of Directors. As of November 30, 2015 short positions amounted to ($81) or 0.0%, of net assets.

**		The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$539,450,635

Gross unrealized appreciation	90,314,685
Gross unrealized depreciation	(37,380,012)

Net unrealized appreciation	$52,934,673

The accompanying notes are an integral part of the Portfolio of Investments.

BOSTON PARTNERS INVESTMENT FUNDS	NOVEMBER 30, 2015 (unaudited)

BOSTON PARTNERS LONG/SHORT EQUITY FUND (concluded)	Portfolio of Investments

A summary of the inputs used to value the Fund’s investments as of November 30, 2015 is as follows (see Notes to Portfolio of Investments):

	Total Value as of November 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stock
Basic Industries	$43,431,145	43,431,145	$—	$—
Capital Goods	54,003,704	54,003,704	—	—
Communications	16,223,681	16,223,681	—	—
Consumer Durables	2,052,171	2,052,171	—	—
Consumer Non-Durables	35,079,624	35,079,624	—	—
Consumer Services	82,491,601	82,491,601	—	—
Energy	52,902,432	52,902,432	—	—
Finance	129,638,264	129,638,264	—	—
Health Care	62,738,010	62,738,010	—	—
Real Estate Investment Trusts	10,858,688	10,858,688	—	—
Technology	71,835,469	71,835,469	—	—
Transportation	8,600,978	8,600,978	—	—
Utilities	3,528,378	3,528,378	—	—
Exchange Traded	6,370,777	6,370,777	—	—
Securities Lending Collateral	12,630,386	12,630,386	—	—

Total Assets	$592,385,308	$592,385,308	$	$—

	Total Value as of November 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Securities Sold Short
Basic Industries	$(3,362,400)	$(3,362,400)	$—	$—
Capital Goods	(9,756,475)	(9,756,468)	—	(7)
Communications	(14,672,376)	(14,672,376)	—	—
Consumer Durables	(16,449,931)	(16,449,931)	—	—
Consumer Non-Durables	(17,772,592)	(17,772,589)	—	(3)
Consumer Services	(69,458,455)	(69,458,455)	—	—
Energy	(3,283,390)	(5)	(3,283,385)	—
Finance	(13,491,653)	(13,491,653)	—	—
Health Care	(68,602,165)	(68,602,165)	—	—
Real Estate Investment Trust	(8,100,094)	(8,100,094)	—	—
Technology	(85,530,454)	(85,530,383)	—	(71)
Transportation	(7,296,310)	(7,296,310)	—	—
Utilities	(3,040,683)	(3,040,683)	—	—

Total Liabilities	$(320,816,978)	$ (317,533,512)	$(3,283,385)	$(81)

The accompanying notes are an integral part of the Portfolio of Investments.

BOSTON PARTNERS INVESTMENT FUNDS	NOVEMBER 30, 2015 (unaudited)

BOSTON PARTNERS LONG/SHORT RESEARCH FUND	Portfolio of Investments

	Number of Shares	Value

LONG POSITIONS—94.5%
RIGHTS—0.0%
Finance—0.0%
Standard Chartered PLC *	467,723	$641,035

		641,035

TOTAL RIGHTS—0.0% (Cost $0)		641,035

COMMON STOCK—94.5%
Basic Industries—6.3%
Avery Dennison Corp. †	709,764	46,816,033
Barrick Gold Corp.	1,852,195	13,595,111
Berry Plastics Group, Inc. * †	1,354,188	49,238,276
Cloud Peak Energy, Inc. *	648,665	1,693,016
Crown Holdings, Inc. * †	955,192	49,584,017
Graphic Packaging Holding Co. †	5,570,331	76,146,425
Lintec Corp.	837,000	18,091,122
Mosaic Co., (The) †	990,666	31,344,672
Packaging Corp of America †	549,223	37,341,672
PPG Industries, Inc. †	349,222	36,926,734
Stornoway Diamond Corp. *	19,386,145	12,048,748
Sumitomo Osaka Cement Co.	2,622,000	10,093,519
Valspar Corp., (The) †	429,404	36,280,344
WestRock Co. †	1,022,696	51,779,098

		470,978,787

Capital Goods—9.8%
BAE Systems PLC	3,085,531	23,998,699
Continental Building Products, Inc. *	581,588	10,608,165
CRH, Inc.	1,154,365	33,940,224
Cubic Corp. †	313,169	15,207,487
Danaher Corp. †	529,549	51,043,228
General Dynamics Corp. †	303,054	44,385,289
Honeywell International, Inc. †	325,876	33,874,810
Huntington Ingalls Industries, Inc. †	348,931	45,682,047
Ingersoll-Rand PLC †	917,909	53,853,721
KION Group AG	387,965	19,161,680
Lockheed Martin Corp. †	312,454	68,477,419
Masco Corp. †	970,314	29,022,092
Meggitt PLC	—^	4
Mitsubishi Electric Corp.	846,000	9,362,495
Nitto Denko Corp.	259,800	17,493,433
Northrop Grumman Corp. †	266,718	49,705,566
Raytheon Co. †	396,565	49,185,957

	Number of Shares	Value

Capital Goods—(continued)
Safran SA	560,034	$41,050,231
Stanley Black & Decker, Inc. †	512,456	55,939,697
Textron, Inc. †	1,195,688	51,020,007
United Technologies Corp. †	290,942	27,944,979

		730,957,230

Communications—4.0%
Baidu, Inc. - Sponsored ADR * †	118,558	25,842,087
Comcast Corp., Class A †	1,028,197	62,576,069
IAC/InterActiveCorp.	310,025	19,466,470
Liberty Broadband Corp., Class C * †	256,024	13,520,627
Liberty Global PLC LiLAC, Class C * †	112,084	4,395,934
Liberty Global PLC, Series C * †	1,616,118	66,260,838
NetEase, Inc. - ADR †	170,822	28,469,195
Qihoo 360 Technology Co. Ltd. - ADR *	196,359	13,332,776
Verizon Communications, Inc. †	754,706	34,301,388
Vodafone Group PLC	8,486,101	28,558,503

		296,723,887

Consumer Durables—3.0%
Alpine Electronics, Inc.	772,500	10,852,545
Fuji Heavy Industries, Ltd.	530,200	21,938,443
Lear Corp.	227,121	28,594,534
Newell Rubbermaid, Inc. †	1,239,484	55,355,355
Samsung Electronics Co., Ltd.	52,582	58,205,273
Tenneco, Inc. * †	698,263	37,622,410
Toyota Industries Corp.	193,600	10,266,916

		222,835,476

Consumer Non-Durables—3.0%
Activision Blizzard, Inc.	884,850	33,323,451
Britvic PLC	2,794,898	30,171,066
Coca-Cola West Co., Ltd.	333,700	6,751,398
Constellation Brands, Inc., Class A †	159,870	22,423,366
Electronic Arts, Inc. *	153,313	10,393,088
Global Brands Group Holding Ltd. *	63,678,000	12,348,594
Imperial Tobacco Group PLC	915,415	49,444,992
Ontex Group NV	808,155	28,727,601
Reynolds American, Inc. †	295,394	13,661,973
Stock Spirits Group PLC	2,841,079	4,278,927

The accompanying notes are an integral part of Portfolio of Investments.

BOSTON PARTNERS INVESTMENT FUNDS	NOVEMBER 30, 2015 (unaudited)

BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)	Portfolio of Investments

	Number of Shares	Value

Consumer Non-Durables—(continued)
Tyson Foods, Inc., Class A †	288,562	$14,428,100

		225,952,556

Consumer Services—12.2%
CBS Corp., Class B non-voting shares †	469,042	23,677,240
Civeo Corp. *	1,075,996	2,087,432
CVS Health Corp. †	356,808	33,572,065
eBay, Inc. *	1,248,092	36,931,042
Equifax, Inc. †	489,035	54,527,403
Expedia, Inc. †	204,377	25,160,852
H&R Block, Inc. †	1,208,695	44,347,020
ITV PLC	10,916,848	44,533,726
Liberty Media Corp., Class C * †	529,580	20,706,578
Lowe’s Cos., Inc.	381,817	29,247,182
ManpowerGroup, Inc. †	546,701	49,356,166
Marks & Spencer Group PLC	5,008,254	37,870,274
Michaels Cos Inc. *	920,209	20,437,842
Moody’s Corp. †	389,260	40,140,491
New Oriental Education & Technology Group, Inc. - Sponsored ADR	750,106	21,768,076
Office Depot, Inc. *	2,282,471	15,041,484
Omnicom Group, Inc. †	651,127	48,131,308
Phoenix New Media Ltd. - ADR *	1,284,537	6,294,231
ProSiebenSat.1 Media SE	589,934	30,915,186
Randstad Holding NV	560,381	35,067,822
Robert Half International, Inc. †	654,465	33,495,519
Six Flags Entertainment Corp. †	454,232	23,574,641
Starz, Class A *	511,200	18,035,136
Target Corp. †	464,494	33,675,815
TEGNA, Inc.	975,240	27,550,530
Time Warner, Inc.	305,434	21,374,271
Time, Inc. †	665,851	11,079,761
Towers Watson & Co., Class A †	388,563	52,265,609
Twenty-First Century Fox, Inc.	321,296	9,481,445
Viacom, Inc., Class B †	333,727	16,616,267
WPP PLC	1,712,675	39,580,952

		906,543,366

Energy—9.1%
Anadarko Petroleum Corp. † #	487,702	29,213,350
Bristow Group, Inc.	328,813	10,045,237
Canadian Natural Resources Ltd.	963,962	23,327,880
Diamondback Energy, Inc. * #	1,390,986	108,524,728

	Number of Shares	Value

Energy—(continued)
Energen Corp. †	873,058	$51,763,609
EOG Resources, Inc. #	628,153	52,406,805
EQT Corp. †	231,959	13,272,694
Exxon Mobil Corp. #	950,562	77,622,893
Inpex Corp.	1,413,000	14,024,543
Kosmos Energy Ltd. * †	1,882,712	12,632,998
Marathon Petroleum Corp. † #	756,115	44,164,677
Occidental Petroleum Corp. #	740,814	55,998,130
Parsley Energy, Inc., Class A * †	4,229,765	83,114,882
Phillips 66 #	205,180	18,780,125
QEP Resources, Inc. †	1,434,187	22,660,155
Rice Energy, Inc. * †	824,409	11,113,033
RSP Permian, Inc. * †	1,434,638	40,715,026
Viper Energy Partners LP	622,557	9,493,994

		678,874,759

Finance—19.4%
ACE Ltd. †	413,851	47,530,787
Alleghany Corp. †	69,313	35,305,270
Allstate Corp., (The) †	742,526	46,600,932
Ally Financial, Inc. * †	1,657,990	33,093,480
American International Group, Inc. †	693,217	44,074,737
Aon PLC †	466,436	44,190,147
Bank of America Corp. †	1,624,693	28,318,399
BB&T Corp. †	1,583,333	61,148,320
Berkshire Hathaway, Inc., Class B * †	319,794	42,881,177
Capital One Financial Corp. †	906,839	71,195,930
Charles Schwab Corp., (The) †	828,724	27,936,286
Citigroup, Inc. †	1,374,805	74,363,202
Citizens Financial Group, Inc.	1,029,320	27,410,792
Discover Financial Services †	1,116,206	63,355,853
Fifth Third Bancorp †	3,367,924	69,614,989
Goldman Sachs Group, Inc., (The) †	239,978	45,600,620
Huntington Bancshares, Inc. †	2,557,502	29,897,198
Investors Bancorp, Inc. †	1,115,546	14,301,300
JPMorgan Chase & Co. †	1,111,932	74,143,626
Melrose Industries PLC	6,778,867	29,604,834
MetLife, Inc. †	548,988	28,047,797
Morgan Stanley	785,832	26,954,038
Navient Corp. †	1,976,648	23,541,878

The accompanying notes are an integral part of Portfolio of Investments.

BOSTON PARTNERS INVESTMENT FUNDS	NOVEMBER 30, 2015 (unaudited)

BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)	Portfolio of Investments

	Number of Shares	Value

Finance—(continued)
PNC Financial Services Group, Inc., (The) †	282,790	$27,009,273
Raymond James Financial, Inc.	484,353	28,446,052
Regions Financial Corp. †	1,899,572	19,261,660
SLM Corp. *	3,607,936	24,371,608
Standard Chartered PLC *	1,637,030	13,727,085
State Street Corp. †	375,363	27,243,847
SunTrust Banks, Inc. †	717,879	31,170,306
TD Ameritrade Holding Corp. †	737,598	27,018,215
Travelers Cos., Inc., (The) †	264,197	30,269,050
Unum Group †	1,225,608	44,955,301
Validus Holdings Ltd.	414,468	19,554,600
Wells Fargo & Co. †	1,333,556	73,478,936
WR Berkley Corp. †	658,244	36,637,861
XL Group PLC †	1,445,988	55,207,822

		1,447,463,208

Health Care—9.6%
AbbVie, Inc. †	476,501	27,708,533
Anthem, Inc. †	265,893	34,667,129
Cardinal Health, Inc. †	505,285	43,884,002
Celgene Corp. *	49,052	5,368,741
CIGNA Corp. †	280,936	37,920,741
Endo International PLC *	217,363	13,363,477
Express Scripts Holding Co. * †	596,260	50,968,305
Gilead Sciences, Inc. †	465,658	49,341,122
ICON PLC *	379,839	28,233,433
Johnson & Johnson †	497,913	50,408,712
Laboratory Corp. of America Holdings * †	359,484	43,691,685
McKesson Corp. †	228,358	43,239,587
Medtronic PLC †	355,360	26,772,822
Merck & Co., Inc. †	855,257	45,337,174
Novartis AG - Sponsored ADR	347,241	29,598,823
Pfizer, Inc. †	1,444,179	47,325,746
Quest Diagnostics, Inc.	357,417	24,418,729
St. Jude Medical, Inc.	494,193	31,183,578
Teva Pharmaceutical Industries Ltd. - Sponsored ADR †	634,605	39,935,693
Zimmer Biomet Holdings, Inc. †	389,053	39,298,244

		712,666,276

Real Estate Investment Trusts—0.7%
American Homes 4 Rent, Class A	645,127	10,825,231

	Number of Shares	Value

Real Estate Investment Trusts—(continued)
American Residential Properties, Inc.	524,940	$9,181,201
Boston Properties, Inc. †	77,233	9,653,353
Host Hotels & Resorts, Inc.	508,192	8,435,987
LaSalle Hotel Properties	201,374	5,680,761
Sunstone Hotel Investors, Inc.	672,146	9,867,103

		53,643,636

Technology—16.5%
Alliance Data Systems Corp. *	93,415	26,796,093
Alphabet Inc., Class A * †	50,764	38,725,317
Amdocs Ltd. †	665,485	37,646,486
Apple, Inc.	538,956	63,758,495
Arrow Electronics, Inc. †	831,505	47,029,923
Avago Technologies Ltd. †	440,021	57,400,739
Avnet, Inc. †	904,683	41,000,234
Brocade Communications Systems, Inc. †	1,974,933	18,534,746
CDW Corp. †	1,114,970	48,133,255
Cisco Systems, Inc. †	1,235,986	33,680,619
Citizen Holdings Co., Ltd.	1,378,700	10,189,929
Dena Co. Ltd. *	573,300	9,031,219
EMC Corp. †	2,378,542	60,272,254
EVERTEC, Inc. †	688,058	11,820,836
Fidelity National Information Services, Inc.	464,639	29,583,565
Flextronics International Ltd. * †	5,104,649	57,427,301
Global Payments, Inc.	245,052	17,361,934
Harris Corp. †	661,109	54,957,991
Hewlett Packard Enterprise Co. †	2,335,044	34,698,754
Hollysys Automation Technologies, Ltd.	515,467	10,613,466
HP, Inc. †	2,337,539	29,312,739
Jabil Circuit, Inc. †	3,138,609	80,317,004
Microsoft Corp. †	1,953,185	106,155,605
Motorola Solutions, Inc. †	207,652	14,905,261
ON Semiconductor Corp. *	3,791,479	41,554,610
Oracle Corp. †	2,168,724	84,515,174
Seagate Technology PLC †	367,544	13,209,531
TE Connectivity Ltd. †	160,684	10,780,290
Texas Instruments, Inc. †	1,057,945	61,487,763
Total System Services, Inc.	536,203	30,005,920
Western Digital Corp. †	708,405	44,211,556

		1,225,118,609

The accompanying notes are an integral part of Portfolio of Investments.

BOSTON PARTNERS INVESTMENT FUNDS	NOVEMBER 30, 2015 (unaudited)

BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)	Portfolio of Investments

	Number of Shares	Value

Transportation—0.6%
Delta Air Lines, Inc. †	887,199	$41,219,266

		41,219,266

Utilities—0.3%
AES Corp.	2,353,637	23,512,835

		23,512,835

TOTAL COMMON STOCK—94.5% (Cost $6,508,719,800)		7,036,489,891

WARRANTS—0.0%
Basic Industries—0.0%
Stornoway Diamond Corp. Exercise Price CAD 0.90, Expires 07/08/16 *	7,527,500	253,650

		253,650

TOTAL WARRANTS—0.0% (Cost $773,078)		253,650

TOTAL INVESTMENTS—94.5% (Cost $6,509,492,878)**		7,037,384,576

SECURITIES SOLD SHORT—(45.5%)

COMMON STOCK—(45.5%)
Basic Industries—(1.1%)
Akzo Nobel NV	(135,928)	(9,658,248)
Detour Gold Corp. *	(565,009)	(5,885,114)
Goldcorp, Inc.	(461,389)	(5,449,004)
NewMarket Corp.	(49,331)	(20,381,103)
Oji Holdings Corp.	(2,356,000)	(10,205,763)
Rotork PLC	(3,102,978)	(8,498,207)
Showa Denko KK	(8,787,000)	(11,565,095)
Vale SA- ADR	(3,029,277)	(10,208,663)

		(81,851,197)

Capital Goods—(3.9%)
Atlas Copco AB	(693,985)	(18,578,184)
Axalta Coating Systems Ltd. *	(793,729)	(23,034,016)
Cie de Saint-Gobain	(327,791)	(14,463,371)
CNH Industrial NV	(1,558,757)	(11,394,514)
Deere & Co.	(190,237)	(15,137,158)
Fortune Brands Home & Sec	(427,472)	(23,498,136)
Franklin Electric Co., Inc.	(209,101)	(6,818,784)
GEA Group AG	(346,181)	(14,333,394)
MTU Aero Engines Holding AG	(113,868)	(11,288,558)
Proto Labs, Inc. *	(561,767)	(38,026,008)
Raven Industries, Inc.	(331,112)	(5,519,637)
Sun Hydraulics Corp.	(300,619)	(9,899,384)
TOTO Ltd.	(401,800)	(13,879,865)
Trex Co., Inc. *	(222,799)	(9,647,197)

	Number of Shares	Value

Capital Goods—(continued)
USG Corp. *	(493,805)	$(11,890,824)
Wabtec Corp.	(274,161)	(21,965,779)
WW Grainger, Inc.	(54,519)	(10,933,240)
Zardoya Otis SA	(1,270,771)	(15,358,229)
Zodiac Aerospace	(431,474)	(11,684,849)

		(287,351,127)

Communications—(2.6%)
Altice NV *	(558,458)	(8,555,527)
CenturyLink, Inc.	(535,460)	(14,419,938)
Cogent Communications Group, Inc.	(571,007)	(19,162,995)
Eutelsat Communications SA	(315,261)	(9,404,465)
Frontier Communications Corp	(3,058,193)	(15,260,383)
LinkedIn Corp., Class A *	(68,452)	(16,641,366)
Millicom International Cellular SA - SDR	(292,530)	(17,190,351)
Rackspace Hosting, Inc. *	(847,850)	(24,265,467)
SES SA	(334,903)	(9,290,180)
Sprint Corp. *	(5,559,852)	(20,293,460)
Synchronoss Technologies, Inc. *	(337,549)	(13,289,304)
TalkTalk Telecom Group PLC	(2,553,233)	(9,205,998)
Telefonica SA - Sponsored ADR	(1,640,058)	(20,123,512)

		(197,102,946)

Consumer Durables—(2.0%)
Autoliv, Inc.	(236,242)	(29,726,331)
Dorman Products, Inc.	(353,900)	(16,888,108)
Ferrari NV *	(185,712)	(8,607,751)
Leggett & Platt, Inc.	(389,588)	(18,154,801)
LKQ Corp. *	(613,385)	(18,088,724)
Luxottica Group SpA	(312,797)	(20,897,350)
Mobileye NV *	(252,731)	(11,019,072)
Nokian Renkaat OYJ	(381,815)	(14,957,209)
Tesla Motors, Inc. *	(63,838)	(14,699,338)

		(153,038,684)

Consumer Non-Durables—(4.5%)
B&G Foods, Inc.	(651,234)	(24,603,621)
Boston Beer Co., Inc., (The) Class A *	(53,605)	(11,451,100)
C&C Group PLC	(3,225,927)	(12,507,880)
Clorox Co., (The)	(150,351)	(18,688,629)
Colgate-Palmolive Co.	(316,221)	(20,769,395)

The accompanying notes are an integral part of Portfolio of Investments.

BOSTON PARTNERS INVESTMENT FUNDS	NOVEMBER 30, 2015 (unaudited)

BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)	Portfolio of Investments

	Number of Shares	Value
Consumer Non-Durables—(continued)
International Flavors & Fragrances, Inc.	(141,975)	$(17,038,420)
Kagome Co. Ltd.	(557,800)	(9,439,310)
Mattel, Inc.	(1,137,178)	(28,270,245)
McCormick & Co., Inc. non-voting shares	(276,709)	(23,774,837)
Mondelez International, Inc., Class A	(553,023)	(24,144,984)
Monster Beverage Corp. *	(124,753)	(19,288,061)
Nintendo Co. Ltd.	(153,200)	(23,553,574)
Remy Cointreau SA	(123,589)	(8,752,262)
Tod’s SpA	(207,095)	(16,483,282)
TreeHouse Foods, Inc. *	(246,245)	(21,290,343)
Tsingtao Brewery Co., Ltd. Class H	(2,464,000)	(11,061,765)
Tumi Holdings, Inc. *	(648,614)	(11,454,523)
Under Armour, Inc., Class A *	(197,663)	(17,042,504)
Want Want China Holdings Ltd.	(16,668,000)	(13,138,317)

		(332,753,052)

Consumer Services—(7.6%)
Acxiom Corp. *	(856,191)	(19,606,774)
Aramark	(683,529)	(22,296,716)
Bob Evans Farms, Inc.	(617,478)	(24,606,498)
Buffalo Wild Wings, Inc. *	(159,207)	(25,511,330)
CarMax, Inc. *	(316,022)	(18,108,061)
Cheesecake Factory, Inc., (The)	(340,274)	(16,037,114)
Chipotle Mexican Grill, Inc. *	(33,578)	(19,460,130)
Dollar Tree, Inc. *	(314,577)	(23,737,980)
GrainCorp, Ltd.	(2,585,489)	(15,302,006)
Hennes & Mauritz AB, Class B	(771,515)	(28,570,114)
Lululemon Athletica, Inc. *	(370,135)	(17,699,856)
Medidata Solutions, Inc. *	(630,489)	(28,895,311)
Monro Muffler Brake, Inc.	(403,554)	(29,879,138)
Netflix, Inc. *	(91,839)	(11,326,504)
Nord Anglia Education, Inc. *	(608,988)	(12,928,815)
Nordstrom, Inc.	(172,733)	(9,726,595)
Pearson PLC	(1,065,434)	(13,261,824)
Pricesmart, Inc.	(285,729)	(26,629,943)
Qunar Cayman Islands Ltd. *	(165,045)	(7,431,976)
Regal Entertainment Group, Class A	(821,053)	(15,394,744)
Rollins, Inc.	(735,687)	(19,973,902)
Seek Ltd.	(1,864,567)	(18,663,657)

	Number of Shares	Value
Consumer Services—(continued)
Societe Television Francaise 1	(1,079,828)	$(13,157,516)
Texas Roadhouse, Inc.	(896,375)	(31,373,125)
Tiffany & Co.	(255,922)	(20,391,865)
VistaPrint NV *	(172,043)	(15,869,246)
Wayfair, Inc., Class A *	(566,332)	(21,469,646)
Wendy’s Co., (The)	(2,615,768)	(27,491,722)
Williams-Sonoma, Inc.	(148,713)	(9,417,994)

		(564,220,102)

Energy—(2.1%)
Cabot Oil & Gas Corp.	(811,472)	(15,280,018)
Chevron Corp.	(227,976)	(20,818,768)
Continental Resources, Inc. *	(461,069)	(16,736,805)
CVR Energy, Inc.	(233,723)	(11,160,273)
Diamond Offshore Drilling, Inc.	(354,119)	(8,013,713)
Helmerich & Payne, Inc.	(132,510)	(7,718,708)
Hess Corp.	(343,505)	(20,266,795)
Matador Resources Co. *	(597,567)	(15,357,472)
Noble Energy, Inc.	(422,417)	(15,490,031)
Oasis Petroleum, Inc. *	(996,839)	(11,453,680)
Transocean Ltd. *	(891,874)	(12,807,311)

		(155,103,574)

Finance—(6.3%)
Aberdeen Asset Management PLC	(3,024,501)	(14,543,943)
Banco de Sabadell SA	(3,023,044)	(5,569,759)
BancorpSouth, Inc.	(618,966)	(16,650,185)
Bank of East Asia Ltd.	(2,588,200)	(9,239,836)
Bank of Hawaii Corp.	(186,745)	(12,920,887)
Bank of the Ozarks Inc.	(228,487)	(12,402,274)
Bankia SA	(7,195,901)	(9,002,760)
Bankinter SA	(1,425,879)	(10,304,986)
Barclays PLC	(2,041,141)	(6,863,358)
Community Bank System, Inc.	(412,415)	(17,787,459)
Credit Acceptance Corp. *	(30,607)	(6,134,255)
Cullen/Frost Bankers, Inc.	(203,326)	(14,190,122)
CVB Financial Corp.	(1,039,253)	(19,226,181)
Eaton Vance Corp.	(569,412)	(20,453,279)
Financial Engines, Inc.	(480,431)	(17,309,929)
First Financial Bankshares, Inc.	(555,525)	(19,948,903)
Glacier Bancorp, Inc.	(560,283)	(16,461,115)
HDFC Bank Ltd. - ADR	(198,955)	(11,563,265)
Home Bancshares, Inc.	(227,726)	(10,274,997)
LPL Financial Holdings, Inc.	(543,031)	(24,968,565)
MB Financial, Inc.	(352,034)	(12,581,695)

The accompanying notes are an integral part of Portfolio of Investments.

BOSTON PARTNERS INVESTMENT FUNDS	NOVEMBER 30, 2015 (unaudited)

BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)	Portfolio of Investments

	Number of Shares	Value

Finance—(continued)
Mercury General Corp.	(286,049)	$(14,803,036)
Mobile Mini, Inc.	(439,064)	(15,564,819)
New York Community Bancorp, Inc.	(1,139,707)	(18,691,195)
PacWest Bancorp	(321,059)	(15,096,194)
Texas Capital Bancshares, Inc. *	(129,441)	(7,673,262)
Trustmark Corp.	(494,250)	(12,479,813)
UMB Financial Corp.	(203,372)	(10,717,704)
United Bankshares, Inc.	(602,755)	(25,388,041)
Valley National Bancorp	(1,999,025)	(22,269,139)
Westamerica Bancorporation	(416,004)	(20,384,196)
WisdomTree Investments, Inc.	(902,448)	(19,628,244)

		(471,093,396)

Health Care—(3.9%)
Achillion Pharmaceuticals, Inc. *	(932,244)	(9,490,244)
Alexion Pharmaceuticals, Inc. *	(36,240)	(6,466,666)
athenahealth, Inc. *	(113,795)	(19,089,111)
BTG PLC *	(940,220)	(8,720,814)
Carl Zeiss Meditec AG	(637,198)	(18,112,065)
Cerner Corp. *	(262,685)	(15,656,026)
Coloplast A/S, Class B	(150,156)	(12,168,919)
DexCom, Inc. *	(175,046)	(14,882,411)
Elekta AB, B Shares	(2,047,201)	(16,995,679)
Henry Schein, Inc. *	(100,059)	(15,657,232)
IDEXX Laboratories, Inc. *	(265,408)	(18,796,195)
Illumina, Inc. *	(75,440)	(13,873,416)
Intrexon Corp. *	(216,169)	(7,849,096)
Kite Pharma, Inc. *	(132,546)	(10,917,814)
Medicines Co., (The) *	(345,793)	(14,526,764)
Opko Health, Inc. *	(1,138,620)	(12,456,503)
Sirona Dental Systems, Inc.	(147,333)	(15,982,684)
Sonova Holding AG	(81,528)	(10,281,469)
Takeda Pharmaceutical Co., Ltd.	(231,500)	(11,264,737)
West Pharmaceutical Services, Inc.	(461,054)	(29,069,455)
Wright Medical Group NV *	(436,372)	(9,347,088)

		(291,604,388)

Real Estate Investment Trusts—(1.3%)
Equinix, Inc.	(108,824)	(32,266,197)
Hulic Co. Ltd.	(1,447,200)	(13,299,391)
Iron Mountain Inc.	(626,495)	(17,404,031)
Omega Healthcare Investors, Inc.	(191,065)	(6,580,279)

	Number of Shares	Value

Real Estate Investment Trusts—(continued)
Realty Income Corp.	(515,023)	$(25,555,441)

		(95,105,339)

Technology—(8.6%)
3D Systems Corp. *	(1,193,206)	(10,882,039)
Arista Networks, Inc. *	(332,756)	(24,464,221)
Blackbaud, Inc.	(464,917)	(28,722,572)
Cavium, Inc. *	(299,551)	(20,102,868)
Ciena Corp. *	(456,735)	(11,436,644)
Cognex Corp.	(429,664)	(15,940,534)
Dassault Systemes SA	(295,144)	(23,490,871)
Demandware, Inc. *	(150,192)	(7,682,321)
Electronics for Imaging, Inc. *	(482,245)	(23,668,585)
Finisar Corp. *	(1,567,803)	(18,923,382)
FireEye, Inc. *	(1,304,639)	(29,850,140)
Guidewire Software, Inc. *	(455,453)	(27,022,026)
Hexagon AB	(476,637)	(17,273,338)
Infineon Technologies AG	(1,977,248)	(29,042,154)
Infosys Ltd. - Sponsored ADR	(1,749,290)	(29,178,157)
Itron, Inc. *	(988,823)	(35,548,187)
National Instruments Corp.	(1,302,847)	(40,909,396)
NetSuite, Inc. *	(400,990)	(34,244,546)
Nidec Corp.	(150,900)	(11,665,001)
Proofpoint, Inc. *	(276,892)	(20,298,953)
Telefonaktiebolaget LM Ericsson, Class B	(1,200,368)	(11,651,879)
Ubiquiti Networks, Inc. *	(138,187)	(4,821,344)
Unisys, Corp. *	(1,259,584)	(16,198,250)
Veeva Systems, Inc., Class A *	(877,709)	(25,330,682)
VeriFone Systems, Inc. *	(835,278)	(23,955,773)
Verint Systems, Inc. *	(396,914)	(18,595,421)
ViaSat, Inc. *	(155,092)	(9,612,602)
Wipro Ltd. - ADR	(2,948,507)	(37,003,763)
Workday, Inc., Class A *	(365,427)	(30,589,894)

		(638,105,543)

Transportation—(1.2%)
Heartland Express, Inc.	(668,096)	(12,800,719)
J.B. Hunt Transport Services, Inc.	(129,545)	(10,135,601)
Keikyu Corp.	(1,599,220)	(12,954,723)
Kintetsu Group Holdings, Co., Ltd.	(3,990,000)	(15,297,501)
Norwegian Air Shuttle ASA *	(253,143)	(8,491,622)
Old Dominion Freight Line, Inc. *	(90,871)	(5,789,391)
Panalpina Welttransport Holding AG, Registered Shares	(90,670)	(10,180,453)

The accompanying notes are an integral part of Portfolio of Investments.

BOSTON PARTNERS INVESTMENT FUNDS	NOVEMBER 30, 2015 (unaudited)

BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)	Portfolio of Investments

	Number of Shares	Value

Transportation—(continued)
Ryder System, Inc.	(88,926)	$(5,865,559)
Tobu Railway Co. Ltd.	(2,100,000)	(10,238,382)

		(91,753,951)

Utilities—(0.4%)
Ormat Technologies, Inc.	(504,513)	(18,540,851)
Spectra Energy Corp.	(439,121)	(11,504,970)

		(30,045,821)

TOTAL COMMON STOCK (Proceeds $3,382,581,737)		(3,389,129,120)

TOTAL SECURITIES SOLD SHORT —(45.5%) (Proceeds $3,382,581,737)		(3,389,129,120)

	Number of Contracts
OPTIONS WRITTEN—(0.3%)
Anadarko Petroleum Corp.
Call Options
Expires 01/15/16
Strike Price $80.00	(4,870)	(73,050)
Diamondback Energy, Inc.
Call Options
Expires 12/18/15
Strike Price $60.00	(3,291)	(6,022,530)
Diamondback Energy, Inc.
Call Options
Expires 12/18/15
Strike Price $70.00	(3,000)	(2,400,000)
Diamondback Energy, Inc.
Call Options
Expires 01/15/16
Strike Price $70.00	(2,000)	(1,980,000)
Diamondback Energy, Inc.
Call Options
Expires 03/18/16
Strike Price $75.00	(2,118)	(1,927,380)
Diamondback Energy, Inc.
Call Options
Expires 06/17/16
Strike Price $85.00	(2,260)	(1,559,400)
EOG Resources
Call Options
Expires 01/15/16
Strike Price $80.00	(3,633)	(2,107,140)

	Number of Contracts	Value

EOG Resources
Call Options
Expires 01/15/16
Strike Price $85.00	(2,500)	$(770,000)
Exxon Mobil Corp.
Call Options
Expires 01/15/16
Strike Price $80.00	(7,457)	(2,945,515)
Exxon Mobil Corp.
Call Options
Expires 01/15/16
Strike Price $70.00	(115)	(149,500)
Exxon Mobil Corp.
Call Options
Expires 04/15/16
Strike Price $80.00	(1,719)	(936,855)
Marathon Petroleum Corp.
Call Options
Expires 01/15/16
Strike Price $55.00	(5,000)	(2,350,000)
Occidental Petroleum Corp.
Call Options
Expires 01/15/16
Strike Price $75.00	(4,500)	(1,264,500)
Phillips 66
Call Options
Expires 01/15/16
Strike Price $75.00	(131)	(242,088)
Phillips 66
Call Options
Expires 01/15/16
Strike Price $70.00	(17)	(38,420)

TOTAL OPTIONS WRITTEN (Premiums received $(18,425,304))		(24,766,378)

OTHER ASSETS IN EXCESS OF LIABILITIES—51.3%		3,824,060,777

NET ASSETS—100.0%		$7,447,549,855

ADR	—	American Depositary Receipt
LP	—	Limited Partnership
PLC	—	Public Limited Company
SDR	—	Swedish Depositary Receipt
*	—	Non-income producing.
†	—	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
#	—	Security segregated as collateral for options written.

The accompanying notes are an integral part of Portfolio of Investments.

BOSTON PARTNERS INVESTMENT FUNDS	NOVEMBER 30, 2015 (unaudited)

BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)	Portfolio of Investments

††	—	Primary risk exposure is equity contracts.
^	—	Amount is less than one share.
**	—	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$6,509,492,878

Gross unrealized appreciation	$801,191,978
Gross unrealized depreciation	(273,300,280)

Net unrealized appreciation	$527,891,698

Contracts For Difference held by the Fund at November 30, 2015, are as follows:

Reference Company	Counterparty	Number of Contracts (Short)	Notional Amount	Unrealized Appreciation

Semiconductor Manufacturing International, Corp.	Goldman Sachs	(338,540,000)	$36,253,969	$883,330

The accompanying notes are an integral part of Portfolio of Investments.

BOSTON PARTNERS INVESTMENT FUNDS	NOVEMBER 30, 2015 (unaudited)

BOSTON PARTNERS LONG/SHORT RESEARCH FUND (concluded)	Portfolio of Investments

A summary of the inputs used to value the Fund’s investments as of November 30, 2015 is as follows (see Notes to Portfolio of Investments):

	Total Value as of November 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stock
Basic Industries	$470,978,787	$442,794,146	$28,184,641	$—
Capital Goods	730,957,230	585,950,464	145,006,766	—
Communications	296,723,887	268,165,384	28,558,503	—
Consumer Durables	222,835,476	121,572,299	101,263,177	—
Consumer Non-Durables	225,952,556	98,508,905	127,443,651	—
Consumer Services	906,543,366	718,575,406	187,967,960	—
Energy	678,874,759	664,850,216	14,024,543	—
Finance	1,447,463,208	1,404,131,289	43,331,919	—
Health Care	712,666,276	712,666,276	—	—
Real Estate Investment Trusts	53,643,636	53,643,636	—	—
Technology	1,225,118,609	1,205,897,461	19,221,148	—
Transportation	41,219,266	41,219,266	—	—
Utilities	23,512,835	23,512,835	—	—
Rights	641,035	641,035	—	—
Warrants	253,650	253,650	—	—
Contracts for difference	883,330	—	883,330	—

Total Assets	$7,038,267,906	$6,342,382,268	$695,885,638	$—

	Total Value as of November 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Securities Sold Short
Basic Industries	$(81,851,197)	$(41,923,884)	$(39,927,313)	$—
Capital Goods	(287,351,127)	(187,764,677)	(99,586,450)	—
Communications	(197,102,946)	(143,456,425)	(53,646,521)	—
Consumer Durables	(153,038,684)	(117,184,125)	(35,854,559)	—
Consumer Non-Durables	(332,753,052)	(237,816,662)	(94,936,390)	—
Consumer Services	(564,220,102)	(475,264,985)	(88,955,117)	—
Energy	(155,103,574)	(155,103,574)	—	—
Finance	(471,093,396)	(415,568,754)	(55,524,642)	—
Health Care	(291,604,388)	(214,060,705)	(77,543,683)	—
Real Estate Investment Trusts	(95,105,339)	(81,805,948)	(13,299,391)	—
Technology	(638,105,543)	(544,982,300)	(93,123,243)	—
Transportation	(91,753,951)	(34,591,270)	(57,162,681)	—
Utilities	(30,045,821)	(30,045,821)	—	—
Options Written
Equity Contracts	(24,766,378)	(24,766,378)	—	—

Total Liabilities	$(3,413,895,498)	$(2,704,335,508)	$(709,559,990)	$—

The accompanying notes are an integral part of the Portfolio of Investments.

BOSTON PARTNERS INVESTMENT FUNDS	NOVEMBER 30, 2015 (unaudited)

BOSTON PARTNERS ALL-CAP VALUE FUND	Portfolio of Investments

	Number of Shares	Value

RIGHTS—0.0%
Technology—0.0%
CVR Banctec, Inc. Escrow Shares * ‡	14,327	$0

TOTAL RIGHTS (Cost $0)		0

COMMON STOCK—97.4%
Basic Industries—1.9%
Avery Dennison Corp.	66,070	4,357,977
Crown Holdings, Inc. *	112,140	5,821,187
Graphic Packaging Holding Co.	332,941	4,551,304
Huntsman Corp.	124,762	1,562,020
International Paper Co.	61,049	2,553,680
Mosaic Co., (The)	125,792	3,980,059

		22,826,227

Capital Goods—9.1%
Cubic Corp.	37,677	1,829,595
Fluor Corp.	93,767	4,557,076
General Electric Co.	898,753	26,908,665
Huntington Ingalls Industries, Inc.	27,704	3,627,008
Ingersoll-Rand PLC	59,301	3,479,190
Masco Corp.	135,066	4,039,824
Oshkosh Corp.	119,253	5,230,437
Parker Hannifin Corp.	32,977	3,451,373
Raytheon Co.	139,473	17,298,836
Stanley Black & Decker, Inc.	79,750	8,705,510
Terex Corp.	212,571	4,353,454
Textron, Inc.	107,342	4,580,283
Timken Co.	143,810	4,636,434
United Technologies Corp.	95,044	9,128,976
WESCO International, Inc. * (a)	112,759	5,418,070

		107,244,731

Communications—2.8%
Alphabet Inc., Class A *	10,277	7,839,810
AT&T, Inc.	161,368	5,433,261
Comcast Corp., Class A	100,438	6,112,657
NetEase, Inc. - ADR	81,152	13,524,792

		32,910,520

Consumer Durables—1.7%
Brunswick Corp.	61,459	3,234,587
Lear Corp.	56,563	7,121,282
Newell Rubbermaid, Inc.	91,840	4,101,574
Thor Industries, Inc.	97,903	5,670,542

		20,127,985

	Number of Shares	Value

Consumer Non-Durables—3.9%
Activision Blizzard, Inc.	563,905	$21,236,662
Electronic Arts, Inc. *	134,017	9,085,012
PepsiCo, Inc.	98,737	9,889,498
Reynolds American, Inc.	120,821	5,587,971

		45,799,143

Consumer Services—7.8%
Bed Bath & Beyond, Inc. *	81,186	4,426,261
Best Buy Co., Inc.	266,894	8,481,891
eBay, Inc. *	564,779	16,711,811
H&R Block, Inc.	176,079	6,460,339
Hibbett Sports, Inc. *	121,690	3,992,649
Kohl’s Corp.	239,697	11,296,920
Lowe’s Cos., Inc.	83,752	6,415,403
ManpowerGroup, Inc.	83,987	7,582,346
New Oriental Education & Technology Group, Inc. - Sponsored ADR	237,625	6,895,878
Office Depot, Inc. *	419,002	2,761,223
Omnicom Group, Inc.	178,545	13,198,046
Sportsman’s Warehouse Holdings, Inc. *	277,584	3,178,337

		91,401,104

Energy—6.7%
Anadarko Petroleum Corp.	66,492	3,982,871
Canadian Natural Resources Ltd.	218,397	5,285,207
Energen Corp.	128,820	7,637,738
EOG Resources, Inc.	34,911	2,912,625
EQT Corp.	50,336	2,880,226
Exxon Mobil Corp.	127,959	10,449,132
Marathon Petroleum Corp.	68,427	3,996,821
Occidental Petroleum Corp.	176,300	13,326,517
Parsley Energy, Inc., Class A *	191,282	3,758,691
Phillips 66	171,694	15,715,152
QEP Resources, Inc.	164,360	2,596,888
Rice Energy, Inc. *	162,244	2,187,049
Western Refining, Inc.	81,169	3,673,709

		78,402,626

Finance—27.8%
ACE Ltd.	157,397	18,077,046
AFLAC, Inc.	182,610	11,913,476
Alleghany Corp. *	18,401	9,372,733
Allstate Corp., (The)	147,194	9,237,895
Ally Financial, Inc. *	261,079	5,211,137

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS	NOVEMBER 30, 2015 (unaudited)

BOSTON PARTNERS ALL-CAP VALUE FUND (continued)	Portfolio of Investments

	Number of Shares	Value

Finance—(continued)
American International Group, Inc.	205,383	$13,058,251
Aon PLC	59,393	5,626,893
BB&T Corp.	358,593	13,848,862
Capital One Financial Corp.	283,033	22,220,921
Citigroup, Inc.	443,124	23,968,577
FCB Financial Holdings, Inc., Class A *	72,086	2,807,750
Fifth Third Bancorp	904,782	18,701,844
Goldman Sachs Group, Inc., (The)	59,460	11,298,589
JPMorgan Chase & Co.	571,170	38,085,616
Loews Corp.	241,778	9,160,968
MetLife, Inc.	174,319	8,905,958
Navient Corp.	429,215	5,111,951
OneBeacon Insurance Group Ltd., Class A	215,657	2,989,006
Peoples Choice Financial Corp. 144A * ‡	1,465	0
Prudential Financial, Inc.	142,115	12,300,053
Raymond James Financial, Inc.	152,009	8,927,489
SLM Corp. *	282,929	1,911,185
Solar Cayman Ltd. 144A * ‡	19,375	0
State Street Corp.	134,547	9,765,421
Torchmark Corp.	97,310	5,898,932
Travelers Cos., Inc., (The)	113,550	13,009,424
Validus Holdings Ltd.	70,566	3,329,304
Wells Fargo & Co.	217,873	12,004,802
White Mountains Insurance Group Ltd.	17,185	13,885,480
WR Berkley Corp.	185,539	10,327,101
XL Group PLC	149,006	5,689,049

		326,645,713

Health Care—17.0%
AbbVie, Inc.	108,386	6,302,646
Allscripts Healthcare Solutions, Inc. *	210,217	3,201,605
Amgen, Inc.	135,369	21,807,946
Anthem, Inc.	47,227	6,157,456
Boston Scientific Corp. *	248,910	4,550,075
Cardinal Health, Inc.	102,685	8,918,192
Express Scripts Holding Co. *	134,950	11,535,526
Gilead Sciences, Inc.	142,738	15,124,519
Johnson & Johnson	225,883	22,868,395
McKesson Corp.	52,379	9,917,964

	Number of Shares	Value

Health Care—(continued)
Medtronic PLC	221,318	$16,674,098
Merck & Co., Inc.	439,112	23,277,327
Novartis AG - Sponsored ADR (a)	183,683	15,657,139
Pfizer, Inc.	328,633	10,769,303
St. Jude Medical, Inc.	84,683	5,343,497
Teva Pharmaceutical Industries Ltd. - Sponsored ADR	164,055	10,323,981
UnitedHealth Group, Inc.	63,314	7,136,121

		199,565,790

Real Estate Investment Trusts—0.0%
TMST, Inc. ‡	191,097	0

Technology—18.7%
Amdocs Ltd.	110,999	6,279,213
Arrow Electronics, Inc. *	143,265	8,103,068
Avnet, Inc.	177,013	8,022,229
Brocade Communications Systems, Inc.	575,766	5,403,564
Cisco Systems, Inc.	686,754	18,714,047
Computer Sciences Corp.	85,322	2,673,138
CSRA, Inc. *	85,322	2,688,496
EMC Corp.	813,660	20,618,144
Fidelity National Information Services, Inc.	80,457	5,122,697
Flextronics International Ltd. *	919,415	10,343,419
Hewlett Packard Enterprise Co.	523,076	7,772,909
HP, Inc.	523,076	6,559,373
Jabil Circuit, Inc.	274,376	7,021,282
Linear Technology Corp.	85,745	3,920,261
Microsemi Corp. *	215,536	7,761,451
Microsoft Corp.	389,295	21,158,183
ON Semiconductor Corp. *	699,542	7,666,980
Oracle Corp.	580,064	22,605,094
PayPal Holdings, Inc. *	207,437	7,314,229
Seagate Technology PLC	56,605	2,034,384
Symantec Corp.	225,618	4,417,600
TE Connectivity Ltd.	155,523	10,434,038
Total System Services, Inc.	254,809	14,259,112
Vishay Intertechnology, Inc.	327,375	3,902,310
Western Digital Corp.	67,187	4,193,141

		218,988,362

TOTAL COMMON STOCK (Cost $946,591,134)		1,143,912,201

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS	NOVEMBER 30, 2015 (unaudited)

BOSTON PARTNERS ALL-CAP VALUE FUND (continued)	Portfolio of Investments

Number of Shares		Value

SECURITIES LENDING COLLATERAL—0.7%
BlackRock Liquidity TempFund, Institutional Shares	7,691,067	$7,691,067

TOTAL SECURITIES LENDING COLLATERAL (Cost $7,691,067)		7,691,067

TOTAL INVESTMENTS—98.1% (Cost $954,282,201) **		1,151,603,268

Number of Contracts

OPTIONS WRITTEN †† —(0.2%)
Google, Inc. Call Options Expires 01/15/2016 Strike Price $500.00	(95)	(2,504,675)

TOTAL OPTIONS WRITTEN
(Premiums received $558,681)		(2,504,675)

OTHER ASSETS IN EXCESS OF LIABILITIES—2.1%		24,828,889

NET ASSETS—100.0%		$1,173,927,482

ADR	—	American Depositary Receipt
PLC	—	Public Limited Company
144A	—	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of November 30, 2015, these securities amounted to $0 or 0.0% of net assets. These 144A securities have not been deemed illiquid.
*	—	Non-income producing.
‡	—	Security has been valued at fair market value as determined in good faith by or under the direction of The RBB Fund, Inc.‘s Board of Directors. As of November 30, 2015, these securities amounted to $0 or 0.0% of net assets.
(a)	—	All or a portion of the security is on loan. At November 30, 2015, the market value of securities on loan was $7,484,028.
††	—	Primary risk exposure is equity contracts.
**	—	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$954,282,201

Gross unrealized appreciation	$233,811,569
Gross unrealized depreciation	(36,490,502)

Net unrealized appreciation	$197,321,067

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS	NOVEMBER 30, 2015 (unaudited)

BOSTON PARTNERS ALL-CAP VALUE FUND (concluded)	Portfolio of Investments

A summary of the inputs used to value the Fund’s investments as of November 30, 2015 is as follows (see Notes to Portfolio of Investments):

	Total Value as of November 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stock
Basic Industries	$22,826,227	$22,826,227	$—	$—
Capital Goods	107,244,731	107,244,731	—	—
Communications	32,910,520	32,910,520	—	—
Consumer Durables	20,127,985	20,127,985	—	—
Consumer Non-Durables	45,799,143	45,799,143	—	—
Consumer Services	91,401,104	91,401,104	—	—
Energy	78,402,626	78,402,626	—	—
Finance	326,645,713	326,645,713	—	—
Health Care	199,565,790	199,565,790	—	—
Real Estate Investment Trusts	—	—	—	—
Technology	218,988,362	218,988,362	—	—
Securities Lending Collateral	7,691,067	7,691,067	—	—

Total Assets	$1,151,603,268	$1,151,603,268	$—	$—

	Total Value as of November 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Options Written
Equity Contracts	$(2,504,675)	$(2,504,675)	$—	$—

Total Liabilities	$(2,504,675)	$(2,504,675)	$—	$—

The accompanying notes are an integral part of the financial statements.

BOSTON PARTNERS INVESTMENT FUNDS	NOVEMBER 30, 2015 (unaudited)

WPG PARTNERS SMALL/MICRO CAP VALUE FUND	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value

COMMON STOCK—99.0%
Basic Industries—0.9%
Allegheny Technologies, Inc.	13,800	$174,846
Novagold Resources, Inc. *(a)	37,900	141,746

		316,592

Capital Goods—11.2%
Carpenter Technology Corp.	5,900	212,046
Engility Holdings, Inc.	6,300	217,980
FreightCar America, Inc.	25,100	608,675
Great Lakes Dredge & Dock Corp. *	176,000	797,280
KBR, Inc.	12,500	243,000
KEYW Holding Corp., (The) *(a)	35,300	225,567
Landec Corp. *	38,500	493,185
Matrix Service Co. *	9,600	220,704
Orion Marine Group, Inc. *	65,700	287,766
Primoris Services Corp.	11,800	272,344
Tutor Perini Corp. *(a)	21,800	410,712

		3,989,259

Communications—0.5%
Iridium Communications, Inc. *(a)	21,700	177,289

Consumer Durables—2.0%
Libbey, Inc.	28,400	712,556

Consumer Non-Durables—3.2%
Callaway Golf Co.	20,500	206,640
Crocs, Inc. *	14,800	164,650
Matthews International Corp., Class A	9,600	574,176
SQBG, Inc. *(a)	22,300	199,585

		1,145,051

Consumer Services—9.7%
ARC Document Solutions, Inc. *	53,800	272,228
Bravo Brio Restaurant Group, Inc. *	10,900	116,303
Carmike Cinemas, Inc. *	29,400	642,390
Destination XL Group, Inc. *	16,300	81,500
ICF International, Inc. *	22,300	794,549
Landauer, Inc.	3,000	122,250
MDC Partners, Inc., Class A (a)	35,400	762,870

	Number of Shares	Value

Consumer Services—(continued)
Pitney Bowes, Inc.	16,100	$347,760
Shoe Carnival, Inc.	3,400	66,232
Titan Machinery, Inc. *	9,500	119,415
Tribune Publishing Co.	13,800	140,484

		3,465,981

Energy—5.0%
Approach Resources, Inc. *	124,700	278,081
Bill Barrett Corp. *(a)	116,500	731,620
Gulfport Energy Corp. *	10,500	266,910
Pacific Ethanol, Inc. *	58,200	290,418
TETRA Technologies, Inc. *	22,940	213,801

		1,780,830

Finance—29.6%
Central Pacific Financial Corp.	21,000	488,040
CNO Financial Group, Inc.	25,900	523,957
Customers Bancorp, Inc *	26,800	830,800
Employers Holdings, Inc.	20,800	570,128
FBR & Co.	17,795	376,542
Fidelity & Guaranty Life	16,000	410,880
First Foundation, Inc. *	6,100	139,873
FNFV Group *	22,200	248,418
Fulton Financial Corp.	29,900	432,653
Hanover Insurance Group, Inc., (The)	2,500	211,500
Investors Bancorp, Inc.	44,900	575,618
Kearny Financial Corp.	13,600	171,360
Kemper Corp.	15,900	653,649
Kennedy-Wilson Holdings, Inc.	22,300	582,030
Maiden Holdings Ltd.	37,100	571,711
Meridian Bancorp, Inc.	38,400	562,944
National Bank Holdings Corp., Class A	12,400	281,480
Nelnet, Inc., Class A	2,000	66,000
Northfield Bancorp, Inc.	36,900	587,817
Popular, Inc.	17,900	531,809
State Bank Financial Corp.	30,800	717,948
THL Credit, Inc.	12,500	147,125
United Community Banks, Inc.	21,300	444,744
Yadkin Financial Corp.	16,400	431,156

		10,558,182

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS	NOVEMBER 30, 2015 (unaudited)

WPG PARTNERS SMALL/MICRO CAP VALUE FUND (continued)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value

Health Care—4.2%
Accuray, Inc. *(a)	121,800	$857,472
Alere, Inc. *	2,500	103,175
Trinity Biotech PLC - Sponsored ADR	45,000	539,100

		1,499,747

Mining & Metals—0.6%
Westmoreland Coal Co. *(a)	35,600	213,600

Real Estate Investment Trusts—13.0%
CatchMark Timber Trust, Inc., Class A	46,500	527,775
Cedar Realty Trust, Inc.	70,100	513,132
Equity Commonwealth *	21,200	585,544
FelCor Lodging Trust, Inc.	38,000	304,760
Geo Group, Inc., (The)	32,000	938,240
Gramercy Property Trust, Inc.	19,150	457,494
Hatteras Financial Corp.	5,900	83,072
Rouse Properties, Inc. (a)	22,400	360,640
Seritage Growth Properties *	8,400	306,600
Starwood Waypoint Residential Trust	16,800	397,320
Two Harbors Investment Corp.	19,100	162,350

		4,636,927

Technology—9.3%
Applied Micro Circuits Corp. *	33,900	248,148
CIBER, Inc. *	84,700	298,991
Computer Task Group, Inc.	12,700	85,471
Digi International, Inc. *	20,000	250,200
Exar Corp. *	115,000	740,600
Finisar Corp. *	10,300	124,321
Generac Holdings, Inc. *(a)	7,100	227,910
Instructure, Inc. *	4,600	86,204
Mercury Systems, Inc. *	7,000	137,060
Plantronics, Inc.	3,300	174,603
QAD, Inc., Class A	11,400	264,594
SuperCom Ltd. *(a)	25,700	118,220
Ultratech, Inc. *	19,300	320,573
Xcerra Corp. *	37,700	228,085

		3,304,980

	Number of Shares	Value

Transportation—5.8%
Air Transport Services Group, Inc. *	18,200	$173,082
Ardmore Shipping Corp.	15,300	191,556
Celadon Group, Inc.	6,700	93,130
Navigator Holdings Ltd. *	16,200	218,376
Rand Logistics, Inc. *	26,300	55,493
Scorpio Bulkers, Inc. *	110,100	99,376
Scorpio Tankers, Inc.	82,000	709,300
Spirit Airlines, Inc. *	5,900	216,943
StealthGas, Inc. *	39,100	153,272
Werner Enterprises, Inc.	6,100	164,456

		2,074,984

Utilities—4.0%
ALLETE Inc.	3,400	173,230
Cadiz, Inc. *(a)	18,400	68,632
Chesapeake Utilities Corp.	5,900	314,411
Covanta Holding Corp.	11,900	192,185
Empire District Electric Co., (The) (a)	10,400	236,808
PNM Resources, Inc.	6,200	179,800
Portland General Electric Co.	7,200	265,824

		1,430,890

TOTAL COMMON STOCK (Cost $34,097,426)		35,306,868

SECURITIES LENDING COLLATERAL—10.2%
BlackRock Liquidity TempFund, Institutional Shares	3,642,738	3,642,738

TOTAL SECURITIES LENDING COLLATERAL (Cost $3,642,738)		3,642,738

TOTAL INVESTMENTS—109.2% (Cost $37,740,164)**		38,949,606

LIABILITIES IN EXCESS OF OTHER ASSETS—(9.2)%		(3,299,668)

NET ASSETS—100.0%		$35,649,938

ADR	— American Depositary Receipt
PLC	— Public Limited Company
*	— Non-income Producing
(a)	— All or a portion of the security is on loan. At November 30, 2015, the market value of the securities on loan was $3,448,879.

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS	NOVEMBER 30, 2015 (unaudited)

WPG PARTNERS SMALL/MICRO CAP VALUE FUND (concluded)	PORTFOLIO OF INVESTMENTS

**	— The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$37,740,164

Gross unrealized appreciation	$5,331,180
Gross unrealized depreciation	(4,121,738)

Net unrealized appreciation	$1,209,442

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS	NOVEMBER 30, 2015 (unaudited)

ROBECO WPG SMALL/MICRO CAP VALUE FUND (concluded)	Portfolio of Investments

A summary of the inputs used to value the Fund’s investments as of November 30, 2015 is as follows (see Notes to Portfolio of Investments):

	Total Value as of November 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stock *	$35,306,868	$35,306,868	$—	$—
Securities Lending Collateral	3,642,738	3,642,738	—	—

Total Assets	$38,949,606	$38,949,606	$—	$—

* See Portfolio of Investments detail for industry and security type breakout.

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENTS FUNDS	NOVEMBER 30, 2015 (unaudited)

BOSTON PARTNERS GLOBAL EQUITY FUND	Portfolio Holdings Summary

The following table represents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value

COMMON STOCK
Finance	19.1%	$60,513,287
Capital Goods	14.4	45,784,283
Health Care	11.3	35,943,900
Communications	10.8	34,135,663
Basic Industries	7.8	24,691,153
Consumer Services	7.7	24,402,464
Technology	7.0	22,359,547
Energy	6.6	20,974,797
Consumer Non-Durables	3.9	12,227,614
Consumer Discretionary	3.7	11,746,647
Consumer Durables	1.9	5,993,387
Telecommunication Services	1.2	3,852,934
Media	0.3	1,138,597
PREFERRED STOCK	0.5	1,704,657
RIGHTS	0.0	49,797
OTHER ASSETS IN EXCESS OF LIABILITIES	3.8	11,995,893

NET ASSETS	100.0%	$317,514,620

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the Portfolio of Investments.

BOSTON PARTNERS INVESTMENT FUNDS	NOVEMBER 30, 2015 (unaudited)

BOSTON PARTNERS GLOBAL EQUITY FUND	Portfolio of Investments

	Number of Shares	Value

RIGHTS—0.0%

United Kingdom—0.0%
Standard Chartered PLC *	36,334	$49,797

TOTAL RIGHTS (Cost $0)		49,797

PREFERRED STOCK—0.5%

South Korea—0.5%
Samsung Electronics Co., Ltd.	1,803	1,704,657

TOTAL PREFERRED STOCK (Cost $1,832,745)		1,704,657

COMMON STOCK—95.7%

Australia—1.2%
Australia & New Zealand Banking Group Ltd.	190,055	3,729,768

Bermuda—0.6%
Validus Holdings Ltd.	41,534	1,959,574

Canada—1.0%
Barrick Gold Corp.	110,456	810,747
Canadian Natural Resources Ltd. *	56,078	1,358,016
HudBay Minerals, Inc.	220,536	979,279

		3,148,042

Cayman Island—0.8%
Baidu, Inc.—Sponsored ADR *	11,225	2,446,713

China—0.5%
Shenzhou International Group Holdings Ltd.	324,000	1,707,604

France—5.0%
Bollore SA	324,122	1,490,552
Cap Gemini SA	27,318	2,515,955
Havas SA	237,552	2,001,582
Safran SA	84,440	6,189,413
Saft Groupe SA	33,797	1,032,318
Teleperformance SA	33,435	2,778,287

		16,008,107

Germany—4.7%
Allianz SE, Registered Shares	13,759	2,431,079

	Number of Shares	Value

Germany—(continued)
Aurelius AG	66,387	$2,932,436
KION Group AG	62,438	3,083,827
Merck KGaA	32,083	3,279,777
Muenchener Rueckversicherungs AG, Registered Shares	10,624	2,136,304
NORMA Group AG	21,876	1,193,815

		15,057,238

Hong Kong—1.1%
CK Hutchison Holdings Ltd.	117,152	1,532,959
WH Group Ltd. *	3,457,500	1,782,447

		3,315,406

Ireland—4.1%
CRH, Inc.	106,055	3,118,191
Greencore Group PLC	240,978	1,225,632
Ingersoll-Rand PLC	56,196	3,297,019
Medtronic PLC	43,428	3,271,866
Smurfit Kappa Group PLC *	79,993	2,179,001

		13,091,709

Israel—0.4%
Teva Pharmaceutical Industries Ltd. - Sponsored ADR	21,316	1,341,416

Japan—6.1%
Alpine Electronics, Inc.	65,800	924,398
Chiba Bank, Ltd.	214,000	1,475,327
Citizen Holdings Co., Ltd.	296,600	2,192,161
Coca-Cola West Co., Ltd.	94,700	1,915,965
Inpex Corp.	162,300	1,610,887
Lintec Corp.	153,300	3,313,464
Nippon Telegraph & Telephone Corp.	103,800	3,852,934
Nippon Television Holdings, Inc.	95,700	1,763,905
Nitto Denko Corp.	36,100	2,430,766

		19,479,807

Netherlands—2.6%
Koninklijke Ahold NV	197,864	4,306,416
LyondellBasell Industries NV, Class A	25,828	2,474,839

The accompanying notes are an integral part of the Portfolio of Investments.

BOSTON PARTNERS INVESTMENT FUNDS	NOVEMBER 30, 2015 (unaudited)

BOSTON PARTNERS GLOBAL EQUITY FUND (continued)	Portfolio of Investments

	Number of Shares	Value

Netherlands—(continued)
Randstad Holding NV	22,218	$1,390,370

		8,171,625

Singapore—0.6%
Flextronics International Ltd. *	172,190	1,937,137

South Korea—1.2%
Samsung Electronics Co. Ltd.	3,335	3,691,655

Switzerland—3.0%
Georg Fischer AG, Registered Shares	3,850	2,508,478
Novartis AG, Registered Shares	42,823	3,653,325
Roche Holding AG, Participation Certificate	12,858	3,444,158

		9,605,961

Taiwan—0.5%
Casetek Holdings Ltd.	324,000	1,600,733

United Kingdom—13.8%
BAE Systems PLC	357,092	2,777,397
Berendsen PLC	139,645	2,227,215
Cambian Group PLC	476,900	942,710
HSBC Holdings PLC	503,522	4,017,534
Imperial Tobacco Group PLC	78,894	4,261,360
ITV PLC	590,849	2,410,284
Liberty Global PLC LiLAC, Class C *	10,630	416,909
Liberty Global PLC, Series C *	190,056	7,792,296
Melrose Industries PLC	1,030,545	4,500,621
Rightmove PLC	18,905	1,138,597
Standard Chartered PLC *	194,133	1,627,875
Stock Spirits Group PLC	49,244	74,166
Vodafone Group PLC	1,265,831	4,259,935
WH Smith PLC	168,943	4,412,544
WPP PLC	120,385	2,782,170

		43,641,613

United States—48.5%
ACE Ltd.	25,491	2,927,641
Activision Blizzard, Inc.	70,651	2,660,717
Allstate Corp., (The)	27,216	1,708,076
Ally Financial, Inc. *	78,328	1,563,427

	Number of Shares	Value

United States—(continued)
Alphabet, Inc. *	12,624	$9,374,582
American International Group, Inc.	52,170	3,316,969
Amgen, Inc.	16,258	2,619,164
Apple, Inc.	84,882	10,041,541
BB&T Corp.	40,922	1,580,408
Berry Plastics Group, Inc. *	102,808	3,738,099
Builders FirstSource, Inc. *	71,277	959,388
Capital One Financial Corp.	41,480	3,256,595
CIGNA Corp.	19,813	2,674,359
Cisco Systems, Inc.	60,218	1,640,941
Citizens Financial Group, Inc.	93,005	2,476,723
Comcast Corp., Class A	116,118	7,066,941
CVS Health Corp.	56,017	5,270,640
Diamondback Energy, Inc. *	37,266	2,907,493
eBay, Inc. *	125,146	3,703,070
Energen Corp.	26,437	1,567,450
EOG Resources, Inc.	21,677	1,808,512
Express Scripts Holding Co. *	28,441	2,431,137
Fifth Third Bancorp	335,412	6,932,966
Graphic Packaging Holding Co.	165,631	2,264,176
Honeywell International, Inc.	23,580	2,451,141
Huntington Bancshares, Inc.	256,587	2,999,502
Laboratory Corp. of America Holdings *	31,493	3,827,659
Macy’s, Inc.	23,498	918,302
Marathon Petroleum Corp.	37,187	2,172,093
McKesson Corp.	10,521	1,992,151
Merck & Co., Inc.	96,117	5,095,162
Mosaic Co., (The)	46,413	1,468,507
Northrop Grumman Corp.	8,593	1,601,391
Occidental Petroleum Corp.	39,289	2,969,855
Packaging Corp of America	24,409	1,659,568
Parsley Energy, Inc., Class A *	160,264	3,149,188
Pfizer, Inc.	70,605	2,313,726
Phillips 66	28,836	2,639,359
PPG Industries, Inc.	28,278	2,990,116
Raytheon Co.	39,685	4,922,131
Rofin-Sinar Technologies, Inc. *	69,611	2,000,620
RSP Permian, Inc. *	27,905	791,944
State Street Corp.	23,182	1,682,550
SunTrust Banks, Inc.	79,560	3,454,495

The accompanying notes are an integral part of the Portfolio of Investments.

BOSTON PARTNERS INVESTMENT FUNDS	NOVEMBER 30, 2015 (unaudited)

BOSTON PARTNERS GLOBAL EQUITY FUND (concluded)	Portfolio of Investments

	Number of Shares	Value
United States—(continued)
Target Corp.	23,929	$1,734,853
Tenneco, Inc. *	25,563	1,377,334
Time Warner, Inc.	22,564	1,579,029
Unum Group	69,181	2,537,559
Wells Fargo & Co.	111,502	6,143,760
WestRock Co.	55,567	2,813,357
WR Berkley Corp.	36,899	2,053,798

		153,830,165

TOTAL COMMON STOCK (Cost $298,282,597)		303,764,273

TOTAL INVESTMENTS—96.2% (Cost $300,115,342) **		305,518,727

OTHER ASSETS IN EXCESS OF LIABILITIES—3.8%		11,995,893

NET ASSETS—100.0%		$317,514,620

ADR	—	American Depositary Receipt
PLC	—	Public Limited Company
*	—	Non-income producing.
**	— The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$300,115,342

Gross unrealized appreciation	$16,203,032
Gross unrealized depreciation	(10,799,647)

Net unrealized appreciation	$5,403,385

The accompanying notes are an integral part of the Portfolio of Investments.

BOSTON PARTNERS INVESTMENT FUNDS	NOVEMBER 30, 2015 (unaudited)

BOSTON PARTNERS GLOBAL EQUITY FUND (concluded)	Portfolio of Investments

A summary of the inputs used to value the Fund’s investments as of November 30, 2015 is as follows (see Note 1 in the Notes to Portfolio of Investments.):

	Total Value as of November 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Common Stock
Australia	$3,729,768	$—	$3,729,768	$—
Bermuda	1,959,574	1,959,574	—	—
Canada	3,148,042	3,148,042	—	—
Cayman Island	2,446,713	2,446,713	—	—
China	1,707,604	—	1,707,604	—
France	16,008,107	—	16,008,107	—
Germany	15,057,238	—	15,057,238	—
Hong Kong	3,315,406	—	3,315,406	—
Ireland	13,091,709	7,794,517	5,297,192	—
Israel	1,341,416	1,341,416	—	—
Japan	19,479,807	—	19,479,807	—
Netherlands	8,171,625	2,474,839	5,696,786	—
Singapore	1,937,137	1,937,137	—	—
South Korea	3,691,655	—	3,691,655	—
Switzerland	9,605,961	—	9,605,961	—
Taiwan	1,600,733	—	1,600,733	—
United Kingdom	43,641,613	9,226,081	34,415,532	—
United States	153,830,165	153,830,165	—	—
Preferred Stock	1,704,657	—	1,704,657	—
Rights	49,797	49,797	—	—

Total Assets	$305,518,727	$184,208,281	$121,310,446	$—

The accompanying notes are an integral part of the Portfolio of Investments.

BOSTON PARTNERS INVESTMENTS FUNDS	November 30, 2015 (unaudited)

BOSTON PARTNERS GLOBAL LONG/SHORT FUND	Portfolio Holdings Summary

The following table represents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value

LONG POSITIONS:
Common Stock
Financials	17.5%	$100,473,484
Information Technology	16.1	92,371,949
Consumer Discretionary	14.4	83,064,753
Industrials	13.0	74,896,587
Health Care	10.8	61,922,936
Materials	8.3	47,727,387
Energy	7.6	43,628,813
Consumer Staples	3.9	22,205,276
Telecommunication Services	1.9	12,022,341
RIGHTS	0.0	97,573
WARRANTS	0.0	1,558

SHORT POSITIONS:
Common Stock
Telecommunication Services	(0.8)	(4,681,346)
Energy	(1.9)	(10,931,226)
Consumer Staples	(2.5)	(14,304,588)
Materials	(2.7)	(15,799,821)
Health Care	(4.8)	(27,627,255)
Financials	(5.3)	(30,703,389)
Information Technology	(5.8)	(33,197,995)
Industrials	(7.9)	(45,524,946)
Consumer Discretionary	(11.7)	(67,547,842)
RIGHTS	(0.0)	(12,741)
WRITTEN OPTIONS	(0.4)	(2,136,010)
OTHER ASSETS IN EXCESS OF LIABILITIES	50.3	288,996,782

NET ASSETS	100.0%	$574,942,280

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the Portfolio of Investments.

BOSTON PARTNERS INVESTMENT FUNDS	NOVEMBER 30, 2015 (unaudited)

BOSTON PARTNERS GLOBAL LONG/SHORT FUND	Portfolio of Investments

	Number of Shares	Value

LONG POSITIONS—93.6%
RIGHTS—0.0%
United Kingdom—0.0%
Standard Chartered PLC *	71,193	$97,573

		97,573

TOTAL RIGHTS (Cost $0)		97,573

COMMON STOCK—93.6%
Australia—0.9%
Australia & New Zealand Banking Group Ltd.	270,715	5,312,695

		5,312,695

Canada—1.3%
Barrick Gold Corp.	252,419	1,852,755
Canadian Natural Resources Ltd. †	106,957	2,590,130
HudBay Minerals, Inc.	420,475	1,867,099
Stornoway Diamond Corp. *	1,476,189	917,471

		7,227,455

France—4.9%
Bollore SA	668,606	3,074,743
Cap Gemini SA	49,487	4,557,694
Havas SA	591,876	4,987,071
Safran SA †	96,502	7,073,552
Saft Groupe SA †	98,695	3,014,605
Teleperformance †	68,002	5,650,637

		28,358,302

Germany—3.8%
Aurelius AG †	72,351	3,195,877
KION Group AG †	119,663	5,910,183
Merck KGaA	65,904	6,737,226
Muenchener Rueckversicherungs- Gesellschaft AG, Registered Shares	19,225	3,865,817
Norma Group SE	38,964	2,126,340

		21,835,443

Hong Kong—2.1%
CK Hutchison Holdings Ltd.	237,701	3,110,367
Global Brands Group Holding Ltd. *	13,328,000	2,584,598
NewOcean Energy Holdings Ltd.	6,505,101	2,765,239
WH Group Ltd. *	6,597,000	3,400,956

		11,861,160

	Number of Shares	Value

India—0.7%
Videocon d2h Ltd. ADR * †	444,969	$3,857,881

		3,857,881

Ireland—3.6%
CRH PLC †	218,691	6,429,874
Greencore Group PLC †	435,320	2,214,069
Ingersoll-Rand PLC † #	105,339	6,180,239
Medtronic PLC †	74,546	5,616,296

		20,440,478

Israel—0.4%
Teva Pharmaceutical Industries Ltd.—Sponsored ADR	38,435	2,418,715

		2,418,715

Japan—6.1%
Alpine Electronics, Inc.	153,400	2,155,056
Amano Corp.	384,433	5,231,066
Citizen Holdings Co., Ltd.	578,800	4,277,893
Coca-Cola West Co., Ltd.	173,900	3,518,334
Inpex Corp.	311,953	3,096,248
Lintec Corp.	286,856	6,200,176
Nippon Telegraph & Telephone Corp.	86,496	3,210,630
Nippon Television Holdings, Inc.	176,300	3,249,493
Nitto Denko Corp.	60,842	4,096,749

		35,035,645

Netherlands—2.8%
Koninklijke Ahold NV †	376,653	8,197,675
LyondellBasell Industries NV, Class A †	58,038	5,561,201
Randstad Holding NV	38,045	2,380,800

		16,139,676

Singapore—0.6%
Flextronics International Ltd. *	306,123	3,443,884

		3,443,884

South Korea—2.1%
Samsung Electronics Co., Ltd. – Pref.	3,070	2,902,550
Samsung Electronics Co., Ltd.	8,465	9,370,272

		12,272,822

Switzerland—4.2%
ACE Ltd. †	54,564	6,266,675
Credit Suisse Group AG, Registered Shares	135,929	2,921,119

The accompanying notes are an integral part of Portfolio of Investments.

BOSTON PARTNERS INVESTMENT FUNDS	NOVEMBER 30, 2015 (unaudited)

BOSTON PARTNERS GLOBAL LONG/SHORT FUND (continued)	Portfolio of Investments

	Number of Shares	Value

Switzerland—(continued)
Georg Fischer AG, Registered Shares †	7,352	$4,790,215
Novartis AG, Registered Shares	62,526	5,334,232
Roche Holding AG, Participation Certificate †	18,201	4,875,340

		24,187,581

Taiwan—0.5%
Casetek Holdings Ltd.	631,000	3,117,478

		3,117,478

United Kingdom—12.7%
BAE Systems PLC	717,533	5,580,841
Cambian Group PLC †	459,767	908,842
HSBC Holdings PLC †	898,539	7,169,321
Imperial Tobacco Group PLC †	148,897	8,042,485
ITV PLC †	1,195,724	4,877,786
Liberty Global PLC LiLAC, Class C * †	21,021	824,444
Liberty Global PLC, Series C * †	343,824	14,096,784
Melrose Industries PLC	1,999,843	8,733,763
Rightmove PLC	32,643	1,966,000
Standard Chartered PLC	349,134	2,927,614
Stock Spirits Group PLC	23,252	35,020
Vodafone Group PLC †	2,618,382	8,811,711
WH Smith PLC †	244,612	6,388,908
WPP PLC †	110,218	2,547,204

		72,910,723

United States—46.9%
Activision Blizzard, Inc. †	134,279	5,056,947
Ally Financial, Inc. *	142,392	2,842,144
Alphabet, Inc., Class C * †	27,427	20,367,290
American International Group, Inc. †	94,415	6,002,906
Amgen, Inc. †	21,038	3,389,222
Apple, Inc. † #	130,521	15,440,634
Baidu, Inc. - Sponsored ADR * †	20,327	4,430,676
BB&T Corp. †	72,641	2,805,395
Berry Plastics Group, Inc. * †	205,714	7,479,761
Builders FirstSource, Inc. *	268,558	3,614,791
Capital One Financial Corp. †	67,104	5,268,335
Cigna Corp. †	34,487	4,655,055
Cisco Systems, Inc. †	110,399	3,008,373
Citizens Financial Group, Inc. †	169,071	4,502,361

	Number of Shares	Value

United States—(continued)
Comcast Corp., Class A †	129,296	$7,868,954
CVS Health Corp. †	89,227	8,395,368
Diamondback Energy, Inc. * #	118,572	9,250,987
eBay, Inc. * †	234,593	6,941,607
Energen Corp. †	49,469	2,933,017
EOG Resources, Inc. †	56,812	4,739,825
Express Scripts Holding Co. * †	55,870	4,775,768
Fifth Third Bancorp †	357,547	7,390,496
Graphic Packaging Holding Co. †	340,669	4,656,945
Honeywell International, Inc. †	49,145	5,108,623
Huntington Bancshares, Inc.	459,984	5,377,213
International Speedway Corp., Class A †	159,593	5,679,915
Laboratory Corp. of America Holdings * †	58,595	7,121,636
Macy’s, Inc. †	43,239	1,689,780
Marathon Petroleum Corp. †	78,523	4,586,528
McKesson Corp. †	18,920	3,582,502
Merck & Co., Inc. †	145,010	7,686,980
Mosaic Co. (The)	81,894	2,591,126
Northrop Grumman Corp. † #	15,506	2,889,698
Occidental Petroleum Corp. † #	72,496	5,479,973
Packaging Corp. of America †	46,212	3,141,954
Parsley Energy, Inc., Class A * †	289,301	5,684,765
Pfizer, Inc. †	147,120	4,821,122
Phillips 66 #	2,359	215,919
PPG Industries, Inc.	27,731	2,932,276
Raytheon Co. †	75,166	9,322,839
Rofin-Sinar Technologies, Inc. * †	147,028	4,225,585
RSP Permian, Inc. *	50,177	1,424,023
State Street Corp. †	42,716	3,100,327
SunTrust Banks, Inc. †	142,631	6,193,038
Target Corp. †	44,780	3,246,550
Tenneco, Inc. * †	47,878	2,579,667
Time Warner, Inc.	40,955	2,866,031
Unum Group †	123,469	4,528,843
Viper Energy Partners LP †	56,535	862,159
Wells Fargo & Co. †	219,048	12,069,545
WestRock Co †	100,101	5,068,114

		269,893,588

TOTAL COMMON STOCK (Cost $523,271,869)		538,313,526

The accompanying notes are an integral part of Portfolio of Investments.

BOSTON PARTNERS INVESTMENT FUNDS	NOVEMBER 30, 2015 (unaudited)

BOSTON PARTNERS GLOBAL LONG/SHORT FUND (continued)	Portfolio of Investments

	Number of Shares	Value

WARRANTS—0.0%
Canada—0.0%
Stornoway Diamond Corp. Exercise Price CAD 0.90 Expires 7/08/16 *	46,241	$1,558

		1,558

TOTAL WARRANTS (Cost $4,833)		1,558

TOTAL INVESTMENTS—93.6%
(Cost $523,276,702) **		538,412,657

SECURITIES SOLD SHORT—(43.5%)
RIGHTS—0.0%
Taiwan—0.0%
Mega Financial Holding Co. *	(279,118)	(12,741)

		(12,741)

TOTAL RIGHTS (Cost $0)		(12,741)

COMMON STOCK—(43.5%)
Australia—(0.7%)
GrainCorp, Ltd., Class C	(326,987)	(1,935,246)
Seek Ltd.	(221,365)	(2,215,785)

		(4,151,031)

Brazil—(0.2%)
Vale SA - Sponsored ADR	(290,948)	(980,495)

		(980,495)

Canada—(0.4%)
Goldcorp, Inc.	(198,181)	(2,340,518)

		(2,340,518)

China—(0.6%)
Want Want China Holdings Ltd.	(3,207,000)	(2,527,873)
Zoomlion Heavy Industry Science and Technology Co., Ltd., H Shares	(2,007,200)	(777,242)

		(3,305,115)

Denmark—(0.4%)
Coloplast A/S, Class B	(26,169)	(2,120,784)

		(2,120,784)

Finland—(0.4%)
Nokian Renkaat OYJ	(53,196)	(2,083,899)

		(2,083,899)

France—(2.6%)
Cie de Saint-Gobain	(46,004)	(2,029,869)
Edenred	(90,861)	(1,883,010)
Essilor International SA	(19,974)	(2,605,364)

	Number of Shares	Value
France—(continued)
JCDecaux SA	(58,378)	$(2,164,454)
Remy Cointreau SA	(20,478)	(1,450,200)
Societe Television Francaise 1	(175,060)	(2,133,076)
Zodiac Aerospace	(91,516)	(2,478,366)

		(14,744,339)

Germany—(0.7%)
GEA Group AG	(42,146)	(1,745,027)
OSRAM Licht AG	(49,786)	(2,097,079)

		(3,842,106)

Hong Kong—(0.4%)
AAC Technologies Holdings, Inc.	(122,500)	(861,069)
Noble Group Ltd.	(4,164,786)	(1,251,999)

		(2,113,068)

India—(0.2%)
Dr Reddy’s Laboratories Ltd. - ADR	(29,331)	(1,373,864)

		(1,373,864)

Italy—(1.0%)
Luxottica Group SpA	(37,784)	(2,524,274)
Tod’s SpA	(23,367)	(1,859,846)
UniCredit SpA	(292,934)	(1,716,608)

		(6,100,728)

Japan—(2.9%)
Keikyu Corp.	(289,000)	(2,341,088)
McDonald’s Holdings Co., Ltd.	(109,923)	(2,670,529)
Nintendo Co., Ltd.	(12,800)	(1,967,923)
Nissin Foods Holdings Co., Ltd.	(30,988)	(1,573,950)
Oji Holdings Corp.	(363,000)	(1,572,450)
Sanrio Co., Ltd.	(102,100)	(2,440,230)
Takeda Pharmaceutical Co., Ltd.	(45,400)	(2,209,154)
Unicharm Corp.	(82,200)	(1,736,395)

		(16,511,719)

Luxembourg—(0.5%)
SES SA	(96,832)	(2,686,111)

		(2,686,111)

Netherlands—(1.2%)
Ferrari NV *	(43,459)	(2,014,325)
Fugro NV *	(125,943)	(2,335,949)
Wright Medical Group NV *	(131,705)	(2,821,121)

		(7,171,395)

Norway—0.0%
Norwegian Air Shuttle ASA *	(7,110)	(238,503)

		(238,503)

The accompanying notes are an integral part of Portfolio of Investments.

BOSTON PARTNERS INVESTMENT FUNDS	NOVEMBER 30, 2015 (unaudited)

BOSTON PARTNERS GLOBAL LONG/SHORT FUND (continued)	Portfolio of Investments

	Number of Shares	Value

Singapore—(0.9%)
Oversea-Chinese Banking Corp. Ltd.	(362,604)	$(2,226,340)
Sembcorp Marine Ltd.	(2,032,200)	(2,963,688)

		(5,190,028)

Spain—(1.4%)
Banco Bilbao Vizcaya Argentaria SA	(215,650)	(1,786,833)
Banco de Sabadell SA	(1,271,854)	(2,343,307)
Bankia SA	(1,078,679)	(1,349,531)
Industria de Diseno Textil SA	(75,555)	(2,713,654)

		(8,193,325)

Sweden—(1.1%)
Autoliv, Inc.	(20,616)	(2,594,111)
Elekta AB, B Shares	(296,069)	(2,457,938)
Telefonaktiebolaget LM Ericsson, B Shares	(143,986)	(1,397,661)

		(6,449,710)

Switzerland—(0.7%)
SGS SA, Registered Shares	(1,183)	(2,263,045)
Transocean Ltd.	(132,710)	(1,905,716)

		(4,168,761)

United Kingdom—(3.4%)
Aberdeen Asset Management PLC	(472,316)	(2,271,230)
BTG PLC *	(138,069)	(1,280,630)
CNH Industrial NV	(290,981)	(2,127,071)
G4S PLC	(461,155)	(1,575,886)
GW Pharmaceuticals PLC - ADR *	(5,319)	(461,104)
IMI PLC	(75,007)	(1,076,536)
Kingfisher PLC	(374,084)	(1,989,113)
Ocado Group PLC *	(357,376)	(1,990,772)
Pearson PLC	(71,685)	(892,288)
PZ Cussons PLC	(400,744)	(1,905,427)
Rotork PLC	(790,593)	(2,165,218)
Whitbread PLC	(30,366)	(2,079,064)

		(19,814,339)

United States—(23.8%)
Air Products & Chemicals, Inc.	(11,109)	(1,520,711)
Akorn, Inc. *	(48,148)	(1,603,328)
AptarGroup, Inc.	(33,814)	(2,518,467)
Arista Networks, Inc. *	(15,454)	(1,136,178)
Axalta Coating Systems Ltd. *	(88,766)	(2,575,989)

	Number of Shares	Value

United States—(continued)
Bemis Co., Inc.	(46,913)	$(2,210,541)
Bob Evans Farms, Inc.	(53,000)	(2,112,050)
Buffalo Wild Wings, Inc. *	(18,639)	(2,986,713)
CarMax, Inc. *	(33,918)	(1,943,501)
Cavium, Inc. *	(34,599)	(2,321,939)
Coach, Inc.	(74,006)	(2,351,171)
Cogent Communications Holdings, Inc.	(55,624)	(1,866,741)
Cognex Corp.	(82,017)	(3,042,831)
Colgate-Palmolive Co.	(48,348)	(3,175,497)
Continental Resources, Inc. *	(32,741)	(1,188,498)
Deere & Co.	(15,189)	(1,208,589)
Dollar Tree, Inc. *	(34,895)	(2,633,177)
Dorman Products, Inc. *	(35,258)	(1,682,512)
Eaton Vance Corp.	(66,077)	(2,373,486)
FireEye, Inc. *	(59,609)	(1,363,854)
First Financial Bankshares, Inc.	(87,911)	(3,156,884)
FMC Corp.	(48,421)	(2,080,650)
Franklin Electric Co., Inc.	(111,464)	(3,634,841)
Gogo, Inc. *	(69,120)	(1,240,704)
Guidewire Software, Inc. *	(44,436)	(2,636,388)
Halyard Health, Inc. *	(60,356)	(1,930,788)
Hess Corp.	(23,729)	(1,400,011)
Home Bancshares, Inc.	(47,195)	(2,129,438)
Intrexon Corp. *	(32,568)	(1,182,544)
Itron, Inc. *	(32,334)	(1,162,407)
J.B. Hunt Transport Services, Inc.	(19,067)	(1,491,802)
Kite Pharma, Inc. *	(29,979)	(2,469,370)
LKQ Corp. *	(81,151)	(2,393,143)
lululemon athletica, Inc. *	(37,424)	(1,789,616)
Matador Resources Co. *	(100,312)	(2,578,018)
Medicines Co., (The) *	(28,836)	(1,211,400)
Mercury General Corp.	(47,553)	(2,460,868)
Mobile Mini, Inc.	(51,295)	(1,818,408)
Monro Muffler Brake, Inc.	(19,842)	(1,469,102)
Monster Beverage Corp. *	(13,815)	(2,135,937)
National Instruments Corp.	(64,349)	(2,020,559)
Netflix, Inc. *	(15,740)	(1,941,214)
NetSuite, Inc. *	(31,163)	(2,661,320)
Nordstrom, Inc.	(41,506)	(2,337,203)
Novavax, Inc. *	(208,813)	(1,787,439)
Oasis Petroleum, Inc. *	(132,553)	(1,523,034)

The accompanying notes are an integral part of Portfolio of Investments.

BOSTON PARTNERS INVESTMENT FUNDS	NOVEMBER 30, 2015 (unaudited)

BOSTON PARTNERS GLOBAL LONG/SHORT FUND (continued)	Portfolio of Investments

	Number of Shares	Value

United States—(continued)
Old Dominion Freight Line, Inc. *	(46,204)	$(2,943,657)
Sally Beauty Holdings, Inc. *	(54,182)	(1,401,147)
Stratasys Ltd. *	(49,158)	(1,228,950)
Sun Hydraulics Corp.	(74,146)	(2,441,628)
Tesla Motors, Inc. *	(11,888)	(2,737,331)
Texas Capital Bancshares, Inc. *	(32,125)	(1,904,370)
TripAdvisor, Inc. *	(21,702)	(1,787,594)
Twitter, Inc. *	(90,691)	(2,303,551)
Ubiquiti Networks, Inc. *	(65,491)	(2,284,981)
UMB Financial Corp.	(38,528)	(2,030,426)
Under Armour, Inc., Class A *	(18,381)	(1,584,810)
Unisys, Corp. *	(118,857)	(1,528,501)
VeriFone Systems, Inc. *	(69,752)	(2,000,487)
Wabtec Corp.	(34,406)	(2,756,609)
Wayfair, Inc., Class A *	(44,274)	(1,678,427)
West Pharmaceutical Services, Inc.	(33,504)	(2,112,427)
Westamerica Bancorporation	(61,597)	(3,018,253)
Williams-Sonoma, Inc.	(22,515)	(1,425,875)
WisdomTree Investments, Inc.	(89,003)	(1,935,815)
Workday, Inc., Class A *	(17,287)	(1,447,095)
Yelp, Inc. *	(57,344)	(1,727,775)

		(136,738,570)

TOTAL COMMON STOCK (Proceeds $255,457,813)		(250,318,408)

TOTAL SECURITIES SOLD SHORT —(43.5%) (Proceeds $255,457,813)		(250,331,149)

	Number of Contracts

OPTIONS WRITTEN††—(0.4%)
Apple, Inc. Call Options Expires 01/15/2016 Strike Price $115.00	(181)	$(104,980)
Diamondback Energy, Inc. Call Options Expires 01/15/2016 Strike Price $70.00	(300)	(297,000)
Diamondback Energy, Inc. Call Options Expires 03/18/2016 Strike Price $80.00	(382)	(252,120)

	Number of Contracts	Value

Diamondback Energy, Inc. Call Options Expires 12/18/2015 Strike Price $60.00	(281)	$(514,230)
EOG Resources Call Options Expires 01/15/2016 Strike Price $80.00	(386)	(223,880)
Ingersoll-Rand PLC Call Options Expires 03/18/2016 Strike Price $55.00	(548)	(284,960)
Northrop Grumman Corp. Call Options Expires 01/15/2016 Strike Price $180.00	(135)	(124,200)
Occidental Petroleum Corp. Call Options Expires 01/15/2016 Strike Price $70.00	(524)	(330,120)
Philips 66 Call Options Expires 01/15/2016 Strike Price $70.00	(2)	(4,520)

TOTAL OPTIONS WRITTEN (Premiums received $1,547,711)		(2,136,010)

OTHER ASSETS IN EXCESS OF LIABILITIES—50.3%		288,996,782

NET ASSETS—100.0%		$574,942,280

ADR	—	American Depositary Receipt
PLC	—	Public Limited Company
*	—	Non-income producing.
†	—	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
††	—	Primary risk exposure is equity contracts.
#	—	Security segregated as collateral for options written.
**	—	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$523,276,702

Gross unrealized appreciation	$29,426,145
Gross unrealized depreciation	(14,290,190)

Net unrealized appreciation	$15,135,955

The accompanying notes are an integral part of Portfolio of Investments.

BOSTON PARTNERS INVESTMENT FUNDS	NOVEMBER 30, 2015

BOSTON PARTNERS GLOBAL LONG/SHORT FUND (continued)	Portfolio of Investments

Contracts For Difference held by the Fund at November 30, 2015, are as follows:

Reference Company	Counterparty	Number of Contracts (Short)	Notional Amount	Unrealized Appreciation/ (Depreciation)
Eclat Textile Co., Ltd.	Goldman Sachs	(115,000)	$1,511,382	$(30,274)
Feng TAY Enterprise Co., Ltd.	Goldman Sachs	(268,000)	1,491,211	14,561
Mega Financial Holding Co., Ltd.	Goldman Sachs	(3,891,000)	2,688,000	5,309
Prada SpA	Goldman Sachs	(554,600)	2,079,410	130,233
Sun Art Retail Group Ltd	Goldman Sachs	(2,112,500)	1,545,614	(114,599)

			$9,315,617	$5,230

The accompanying notes are an integral part of the Portfolio of Investments.

BOSTON PARTNERS INVESTMENT FUNDS	NOVEMBER 30, 2015 (unaudited)

BOSTON PARTNERS GLOBAL LONG/SHORT FUND (concluded)	Portfolio of Investments

A summary of the inputs used to value the Fund’s investments as of November 30, 2015 is as follows (see Notes to Portfolio of Investments):

	Total Value as of November 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stock
Australia	$5,312,695	$—	$5,312,695	$—
Canada	7,227,455	7,227,455	—	—
France	28,358,302	—	28,358,302	—
Germany	21,835,443	—	21,835,443	—
Hong Kong	11,861,160	—	11,861,160	—
India	3,857,881	3,857,881	—	—
Ireland	20,440,478	14,010,604	6,429,874	—
Israel	2,418,715	2,418,715	—	—
Japan	35,035,645	—	35,035,645	—
Netherlands	16,139,676	5,561,201	10,578,475	—
Singapore	3,443,884	3,443,884	—	—
South Korea	12,272,822	—	12,272,822	—
Switzerland	24,187,581	6,266,675	17,920,906	—
Taiwan	3,117,478	—	3,117,478	—
United Kingdom	72,910,723	15,865,090	57,045,633	—
United States	269,893,588	269,893,588	—	—
Rights	97,573	97,573	—	—
Warrants	1,558	1,558	—	—
Contracts for Difference	150,103	19,870	130,233	—

Total Assets	$538,562,760	$328,664,094	$209,898,666	$—

	Total Value as of November 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Securities Sold Short
Australia	$(4,151,031)	$—	$(4,151,031)	$—
Brazil	(980,495)	(980,495)	—	—
Canada	(2,340,518)	(2,340,518)	—	—
China	(3,305,115)	—	(3,305,115)
Denmark	(2,120,784)	—	(2,120,784)	—
Finland	(2,083,899)	—	(2,083,899)	—
France	(14,744,339)	—	(14,744,339)	—
Germany	(3,842,106)	—	(3,842,106)	—
Hong Kong	(2,113,068)	—	(2,113,068)	—
India	(1,373,864)	(1,373,864)	—	—
Italy	(6,100,728)	—	(6,100,728)	—
Japan	(16,511,719)	—	(16,511,719)	—
Luxembourg	(2,686,111)	—	(2,686,111)	—
Netherlands	(7,171,395)	(7,171,395)	—	—
Norway	(238,503)	—	(238,503)	—
Singapore	$(5,190,028)	$—	$(5,190,028)	$—
Spain	(8,193,325)	—	(8,193,325)	—
Sweden	(6,449,710)	(2,594,111)	(3,855,599)	—
Switzerland	(4,168,761)	(1,905,716)	(2,263,045)	—
United Kingdom	(19,814,339)	(2,588,175)	(17,226,164)	—
United States	(136,738,570)	(136,738,570)	—	—
Rights	(12,741)	—	(12,741)	—
Options		—	—	—
Equity Contracts	(2,136,010)	(2,136,010)	—	—
Contracts for Difference	(144,873)	(144,873)	—	—

Total Liabilities	$(252,612,032)	$(157,973,727)	$(94,638,305)	$—

The accompanying notes are an integral part of the Portfolio of Investments.

BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2015 (unaudited)

Portfolio Valuation — Each Boston Partners Investment Fund, Boston Partners Small Cap Value Fund II (“BP Small Cap Value Fund II”), Boston Partners Long/Short Equity Fund (“BP Long/Short Equity Fund”), Boston Partners Long/Short Research Fund (“BP Long/Short Research Fund”), Boston Partners All-Cap Value Fund (“BP All-Cap Value Fund”), Boston Partners Global Equity Fund (“BP Global Equity Fund”), Boston Partners Global Long/Short Fund (“BP Global Long/Short Fund”) (collectively “BP Funds”), and WPG Partners Small/Micro Cap Value Fund (“WPG Small/Micro Cap Value Fund”), (each a “Fund,” collectively the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by a Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Funds value their securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Funds may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

      •  Level 1 - quoted prices in active markets for identical securities;

      •  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

      •  Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used to value each Fund’s investments as of November 30, 2015 is included in each Fund’s Portfolio of Investments.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (unaudited)

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Funds to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when a Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

Foreign securities that utilize international fair pricing are categorized as Level 2 in the hierarchy. For the BP Long/Short Research Fund and BP Global Long/Short Fund, securities held as short positions with an end of period value of $27,176,132 and $2,457,938, transferred from Level 1 into Level 2, respectively. This transfer occurred as a result of this security being valued utilizing the international fair value pricing at November 30, 2015. For the BP Global Long/Short Fund, securities with an end of period value of $4,285,127, respectively, transferred from Level 2 into Level 1. These transfers occurred as a result of these securities no longer being valued utilizing the international fair value pricing at November 30, 2015.

Options Written — The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may enter into options written to hedge against changes in the value of equities. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. On the other hand, the writer of an option contract is obligated, upon the exercise of the option, to buy or sell an underlying asset at a specific price on or before a specified future date. The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. A Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. A Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes.

Written options are initially recorded as liabilities to the extent of premiums received and subsequently marked to market to reflect the current value of the option written. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. A Fund’s maximum risk of loss from counterparty credit risk related to OTC option contracts is limited to the premium paid. As of November 30, 2015, all of each Fund’s written options were exchanged-traded options.

BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (unaudited)

The BP Long/Short Equity Fund, BP Long/Short Research Fund, BP All-Cap Value Fund and the BP Global Long/Short Fund had transactions in options written during the period ended November 30, 2015 as follows:

	BP Long/Short Equity Fund		BP Long/Short Research Fund
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received

Options outstanding at August 31, 2015	1,052	$649,513	39,654	$17,783,087
Options written			11,097	5,812,709
Options closed	(1,052)	(649,513)	—	—
Options expired			—	—
Options exercised			(8,140)	(5,170,492)
Options outstanding at November 30, 2015	—	$—	42,611	$18,425,304

	BP All-Cap Value Fund		BP Global Long/Short Fund
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Options outstanding at August 31, 2015	95	$558,681	1,732	$1,055,665
Options written			1,451	810,645
Options closed	—	—	(444)	(318,599)
Options expired	—	—	—	—
Options exercised	—	—	—	—
Options outstanding at November 30, 2015	95	$558,681	2,739	$1,547,711

For the period ended November 30, 2015, the average quarterly volume of derivatives is as follows:

Fund	Purchased Options (Cost)	Written Options (Proceeds)
BP Long/Short Research Fund	—	$18,104,196
BP All-Cap Value Fund	—	558,681
BP Global Long/Short Fund	—	1,301,688

Short Sales — When the investment adviser believes that a security is overvalued, the BP Long/Short Equity Fund, the BP Long/Short Research Fund and the BP Global Long/Short Fund may sell the security short by borrowing the same security from a broker or other institution and selling the security. A Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. A Fund will realize a gain if there is a decline in price of the security between those dates where the decline in price exceeds the costs of borrowing the security and other transaction costs. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. Until a Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral, will at least equal the current market value of the security sold short. Depending on arrangements made with brokers, a Fund may not receive any payments (including interest) on collateral deposited with them.

Contracts for Difference — The BP Global Long/Short Fund and BP Long/Short Research Fund (for this section only, each a “Fund”) may enter into Contracts for Differences (“CFDs”). CFDs are leveraged derivative instruments that allow a Fund to take a position on the change in the market price of an underlying asset, such as a stock, or the value of an index or currency exchange rate. With a short CFD, a Fund is seeking to profit from falls in the market price of the asset. CFDs are subject to liquidity risk because the liquidity of CFDs is based on the liquidity of the underlying instrument, and are subject to counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable

BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (unaudited)

or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. It is also possible that the market price of the CFD will move between the time the order is placed by a Fund and when it is executed by the issuer, which can result in the trade being executed at a less favorable price. CFDs, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require a Fund to deposit additional sums to cover this decline in value, and the margin call may be at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss for which a Fund is liable. The potential for margin calls and large losses are much greater in CFDs than in other leveraged products. Most CFDs are traded over-the-counter. CFDs are not registered with the SEC or any U.S. regulator, and are not subject to U.S. regulation. In a short position, the Fund will receive or pay an amount based upon the amount, if any, by which the notional amount of the CFD would have decreased or increased in value had it sold the particular stocks short, less the dividends that would have been paid on those stocks, plus a floating rate of interest on the notional amount of the CFD. All of these components are reflected in the market value of the CFD.

CFDs are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Periodic payments made or received are recorded as realized gains or losses. Entering into CFDs involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions. CFDs outstanding at period end, if any, are listed on the Schedule of Investments. In connection with CFDs, cash or securities may be segregated as collateral by the Funds’ custodian. As of November 30, 2015, the BP Long/Short Research Fund and BP Global Long/Short Fund held CFDs.

For the period ended November 30, 2015, the average volume of Contracts for Difference is as follows:

Fund	Notional Amount
BP Long/Short Research Fund	$33,847,440
BP Global Long/Short Fund	7,563,534

Securities Lending — Securities may be loaned to financial institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, letter of credit or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Funds and approved by the Company’s Board of Directors, is invested in short-term investments. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by Robeco to be of good standing and only when, in Robeco’s judgment, the income to be earned from the loans justifies the attendant risks. Any loans of a Fund’s securities will be fully collateralized and marked to market daily. During the three month period ended November 30, 2015, the Funds participated in securities lending.

Restricted Securities — A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be deemed liquid by Boston Partners as applicable, based on policies and procedures established by the Board of Directors. Therefore, not all restricted securities are considered illiquid.

BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (unaudited)

At November 30, 2015, the following Fund held restricted securities that were illiquid:

	Acquisition Date	Acquisition Cost	Shares	Value	% of Net Assets
BP All-Cap Value Fund
Common Stocks:
Peoples Choice Financial Corp. 144A	12/21/04-01/23/06	$14,293	1,465	$0.00	0.0
Solar Cayman Ltd., 144A	03/24/10	—	19,375	0.00	0.0

		$14,293	20,840	$—	0.0%

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

CAMPBELL CORE TREND FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2015

(UNAUDITED)

	COUPON*	MATURITY	PAR	VALUE
SHORT-TERM INVESTMENTS — 66.4%
U.S. TREASURY OBLIGATIONS—66.4%
U.S. Treasury Bill	0.015%	01/21/16	$3,250,000	$3,249,448
U.S. Treasury Bill	0.110%	04/21/16	3,350,000	3,347,209

				6,596,657

TOTAL SHORT-TERM INVESTMENTS (Cost $ 6,598,192)				6,596,657

TOTAL INVESTMENTS — 66.4% (Cost $ 6,598,192)**				6,596,657

OTHER ASSETS IN EXCESS OF LIABILITIES — 33.6%				3,335,010

NET ASSETS — 100.0%				$9,931,667

*	Short-term investments reflect the annualized effective yield on the date of purchase for discounted investments.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$6,598,192

Gross unrealized appreciation	$—
Gross unrealized depreciation	(1,535)

Net unrealized depreciation	$(1,535)

The accompanying notes are an integral part of the consolidated portfolio of investments.

1

CAMPBELL CORE TREND FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2015

(UNAUDITED)

FUTURES CONTRACTS

LONG CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL COST	UNREALIZED APPRECIATION (DEPRECIATION)
10-Year Mini Japanese Government Bond	12/11/15	11	$1,325,265	$1,527
3-Month Euro Euribor	12/19/16	7	1,849,088	4,675
90-DAY Eurodollar	12/19/16	28	6,928,984	(7,010)
90-DAY Sterling	12/21/16	28	5,218,040	8,101
CAC 40 10 Euro	12/21/15	1	51,893	469
Cocoa	03/31/16	6	197,928	2,412
Euro Buxl 30-Year Bond	12/10/15	1	163,428	1,541
Euro STOXX 50	12/18/15	1	36,864	168
Euro-Bobl	12/10/15	12	1,637,699	10,894
Euro-Btp	12/10/15	10	1,463,391	25,706
Euro-Bund	12/10/15	6	997,302	6,269
Euro-Oat	12/10/15	6	972,695	6,597
Euro-Schatz	12/10/15	3	353,312	277
FTSE/JSE Top 40	12/17/15	2	64,953	(561)
London Metals Exchange Aluminum	12/16/15	4	150,375	(5,950)
London Metals Exchange Nickel	12/16/15	2	120,524	(14,078)
London Metals Exchange Zinc	12/16/15	3	127,440	(11,040)
Long Gilt	03/31/16	3	529,109	2,828
Nikkei 225 Index	12/11/15	1	80,102	(772)
Sugar No. 11 (World)	05/15/16	9	152,772	(2,278)
U.S. Treasury 10-Year Notes	03/31/16	1	126,486	(49)
U.S. Treasury 2-Year Notes	04/05/16	2	435,189	(97)
U.S. Treasury 5-Year Notes	04/05/16	1	118,687	(9)

			$23,101,526	$29,620

SHORT CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL COST	UNREALIZED APPRECIATION (DEPRECIATION)
90-DAY Bank Bill	03/11/16	-1	$(719,369)	$16
Australian 10-Year Bond	12/16/15	-2	(182,529)	(936)
Australian 3-Year Bond	12/16/15	-15	(1,205,715)	(1,472)
Brent Crude	12/16/15	-3	(141,274)	7,444
Canadian 10-Year Bond	03/31/16	-2	(207,409)	(491)
Cattle Feeder	01/28/16	-1	(81,762)	385
Coffee	03/31/16	-6	(272,701)	3,488
Corn	03/16/16	-21	(390,611)	(261)
Cotton No.2	03/22/16	-3	(92,766)	(1,194)
Gasoline Rbob	01/28/16	-1	(53,350)	(1,540)
Gold 100 Oz	02/29/16	-5	(532,830)	178
Lean Hogs	02/17/16	-8	(180,899)	(864)
Live Cattle	03/15/16	-6	(312,282)	(5,358)
London Metals Exchange Aluminum	12/16/15	-16	(632,375)	54,675
London Metals Exchange Copper	12/16/15	-3	(375,560)	30,392
London Metals Exchange Nickel	12/16/15	-8	(482,300)	56,517
London Metals Exchange Zinc	12/16/15	-9	(391,772)	42,572
Low Sulphur Gas Oil	01/31/16	-4	(171,293)	893
Natural Gas	01/31/16	-16	(389,331)	31,731
Platinum	01/29/16	-2	(93,913)	10,623
SGX Nifty 50 Index	12/31/15	-10	(157,270)	(2,320)
Silver	03/31/16	-3	(212,393)	1,103
Soybean	03/16/16	-11	(474,180)	(11,607)
U.S. Treasury Long Bond	03/31/16	-1	(153,076)	(924)
U.S. Treasury Ultra Bond	03/31/16	-1	(157,436)	(1,002)
Wheat	03/16/16	-8	(193,802)	3,602
WTI Crude	01/31/16	-3	(130,643)	5,693

			$(8,388,841)	$221,343

Total Futures Contracts			$14,712,685	$250,963

The accompanying notes are an integral part of the consolidated portfolio of investments.

2

CAMPBELL CORE TREND FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2015

(UNAUDITED)

Forward foreign currency contracts outstanding as of November 30, 2015 were as follows:

CURRENCY PURCHASED		CURRENCY SOLD		EXPIRATION	COUNTERPARTY	UNREALIZED APPRECIATION (DEPRECIATION)
AUD	600,000	USD	433,555	12/16/15	UBS	$(19)
AUD	300,000	USD	213,228	12/16/15	UBS	3,540
AUD	200,000	USD	143,069	12/16/15	UBS	1,443
CAD	500,000	USD	378,401	12/16/15	UBS	(3,998)
CAD	400,000	USD	304,682	12/16/15	UBS	(5,159)
CAD	300,000	USD	230,391	12/16/15	UBS	(5,750)
CAD	200,000	USD	152,031	12/16/15	UBS	(2,270)
CAD	200,000	USD	152,760	12/16/15	UBS	(2,999)
CAD	100,000	USD	75,844	12/16/15	UBS	(964)
EUR	300,000	USD	341,211	12/16/15	UBS	(24,067)
EUR	200,000	USD	214,973	12/16/15	UBS	(3,544)
GBP	300,000	USD	462,117	12/16/15	UBS	(10,247)
GBP	300,000	USD	463,423	12/16/15	UBS	(11,553)
GBP	100,000	USD	151,858	12/16/15	UBS	(1,234)
GBP	100,000	USD	151,983	12/16/15	UBS	(1,360)
GBP	100,000	USD	153,561	12/16/15	UBS	(2,937)
GBP	100,000	USD	154,833	12/16/15	UBS	(4,210)
JPY	35,800,000	USD	295,704	12/16/15	UBS	(4,689)
JPY	25,400,000	USD	209,912	12/16/15	UBS	(3,437)
JPY	19,700,000	USD	164,091	12/16/15	UBS	(3,952)
JPY	6,900,000	USD	57,381	12/16/15	UBS	(1,292)
JPY	1,800,000	USD	15,139	12/16/15	UBS	(507)
MXN	3,300,000	USD	197,873	12/16/15	UBS	957
MXN	2,500,000	USD	149,606	12/16/15	UBS	1,023
MXN	2,000,000	USD	119,812	12/16/15	UBS	691
MXN	900,000	USD	53,905	12/16/15	UBS	321
MXN	600,000	USD	36,211	12/16/15	UBS	(60)
MXN	300,000	USD	17,652	12/16/15	UBS	423
MXN	300,000	USD	17,932	12/16/15	UBS	143
MXN	100,000	USD	5,888	12/16/15	UBS	137
NOK	3,100,000	USD	374,104	12/16/15	UBS	(17,474)
NOK	1,700,000	USD	203,963	12/16/15	UBS	(8,392)
NOK	1,600,000	USD	192,397	12/16/15	UBS	(8,330)
NOK	1,600,000	USD	196,302	12/16/15	UBS	(12,235)
NOK	100,000	USD	12,140	12/16/15	UBS	(636)
NZD	700,000	USD	454,884	12/16/15	UBS	5,357
NZD	600,000	USD	399,866	12/16/15	UBS	(5,374)
NZD	200,000	USD	130,225	12/16/15	UBS	1,272
NZD	100,000	USD	68,301	12/16/15	UBS	(2,552)
SEK	2,400,000	USD	287,853	12/16/15	UBS	(12,488)
SEK	1,800,000	USD	211,952	12/16/15	UBS	(5,428)
SEK	1,400,000	USD	171,090	12/16/15	UBS	(10,460)
SEK	600,000	USD	72,720	12/16/15	UBS	(3,879)
SEK	100,000	USD	11,907	12/16/15	UBS	(433)
SEK	100,000	USD	11,910	12/16/15	UBS	(436)

The accompanying notes are an integral part of the consolidated portfolio of investments.

3

CAMPBELL CORE TREND FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2015

(UNAUDITED)

CURRENCY PURCHASED		CURRENCY SOLD		EXPIRATION	COUNTERPARTY	UNREALIZED APPRECIATION (DEPRECIATION)
SEK	100,000	USD	11,943	12/16/15	UBS	$(470)
SGD	700,000	USD	498,034	12/16/15	UBS	(2,048)
SGD	600,000	USD	430,417	12/16/15	UBS	(5,286)
SGD	300,000	USD	212,234	12/16/15	UBS	332
SGD	100,000	USD	70,086	12/16/15	UBS	769
USD	636,817	AUD	900,000	12/16/15	UBS	(13,486)
USD	355,472	AUD	500,000	12/16/15	UBS	(5,808)
USD	143,693	AUD	200,000	12/16/15	UBS	(819)
USD	141,753	AUD	200,000	12/16/15	UBS	(2,759)
USD	754,447	CAD	1,000,000	12/16/15	UBS	5,641
USD	754,292	CAD	1,000,000	12/16/15	UBS	5,487
USD	529,907	CAD	700,000	12/16/15	UBS	5,743
USD	226,735	CAD	300,000	12/16/15	UBS	2,093
USD	225,789	CAD	300,000	12/16/15	UBS	1,147
USD	760,840	EUR	700,000	12/16/15	UBS	20,838
USD	332,105	EUR	300,000	12/16/15	UBS	14,962
USD	324,581	EUR	300,000	12/16/15	UBS	7,437
USD	109,243	EUR	100,000	12/16/15	UBS	3,529
USD	1,066,951	GBP	700,000	12/16/15	UBS	12,588
USD	610,428	GBP	400,000	12/16/15	UBS	7,935
USD	455,707	GBP	300,000	12/16/15	UBS	3,838
USD	305,397	GBP	200,000	12/16/15	UBS	4,150
USD	213,430	JPY	25,850,000	12/16/15	UBS	3,298
USD	177,004	JPY	21,700,000	12/16/15	UBS	606
USD	175,902	JPY	21,500,000	12/16/15	UBS	1,130
USD	143,270	JPY	17,450,000	12/16/15	UBS	1,420
USD	113,315	JPY	13,600,000	12/16/15	UBS	2,762
USD	6,662	JPY	800,000	12/16/15	UBS	159
USD	3,357	JPY	400,000	12/16/15	UBS	105
USD	1,659	JPY	200,000	12/16/15	UBS	33
USD	618,356	MXN	10,500,000	12/16/15	UBS	(14,285)
USD	166,849	MXN	2,800,000	12/16/15	UBS	(1,856)
USD	35,575	MXN	600,000	12/16/15	UBS	(576)
USD	17,845	MXN	300,000	12/16/15	UBS	(231)
USD	11,954	MXN	200,000	12/16/15	UBS	(96)
USD	6,029	MXN	100,000	12/16/15	UBS	4
USD	501,927	NOK	4,200,000	12/16/15	UBS	18,751
USD	438,456	NOK	3,700,000	12/16/15	UBS	12,801
USD	411,162	NOK	3,400,000	12/16/15	UBS	20,019
USD	236,025	NOK	2,000,000	12/16/15	UBS	5,942
USD	143,049	NOK	1,200,000	12/16/15	UBS	4,999
USD	84,311	NOK	700,000	12/16/15	UBS	3,782
USD	636,962	NZD	1,000,000	12/16/15	UBS	(20,525)
USD	263,395	NZD	400,000	12/16/15	UBS	401
USD	196,192	NZD	300,000	12/16/15	UBS	(1,054)
USD	128,311	NZD	200,000	12/16/15	UBS	(3,186)
USD	67,422	NZD	100,000	12/16/15	UBS	1,673
USD	704,516	SEK	6,000,000	12/16/15	UBS	16,103
USD	390,646	SEK	3,300,000	12/16/15	UBS	12,019

The accompanying notes are an integral part of the consolidated portfolio of investments.

4

CAMPBELL CORE TREND FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONCLUDED)

NOVEMBER 30, 2015

(UNAUDITED)

CURRENCY PURCHASED		CURRENCY SOLD		EXPIRATION	COUNTERPARTY	UNREALIZED APPRECIATION (DEPRECIATION)
USD	326,233	SEK	2,800,000	12/16/15	UBS	$4,974
USD	106,587	SEK	900,000	12/16/15	UBS	3,325
USD	81,176	SEK	700,000	12/16/15	UBS	861
USD	986,020	SGD	1,400,000	12/16/15	UBS	(5,953)
USD	284,990	SGD	400,000	12/16/15	UBS	1,570
USD	213,466	SGD	300,000	12/16/15	UBS	901
USD	72,108	SGD	100,000	12/16/15	UBS	1,253
USD	701,831	ZAR	9,600,000	12/17/15	UBS	39,974
USD	277,983	ZAR	3,900,000	12/17/15	UBS	9,103
USD	149,730	ZAR	2,100,000	12/17/15	UBS	4,949
USD	107,958	ZAR	1,500,000	12/17/15	UBS	4,542
USD	64,471	ZAR	900,000	12/17/15	UBS	2,422
USD	36,335	ZAR	500,000	12/17/15	UBS	1,864
ZAR	3,300,000	USD	242,403	12/17/15	UBS	(14,890)
ZAR	2,400,000	USD	170,756	12/17/15	UBS	(5,292)
ZAR	2,200,000	USD	158,141	12/17/15	UBS	(6,466)
ZAR	2,100,000	USD	151,815	12/17/15	UBS	(7,033)
ZAR	500,000	USD	36,000	12/17/15	UBS	(1,528)
ZAR	200,000	USD	14,260	12/17/15	UBS	(471)

Total Forward Foreign Currency Contracts						$(2,942)

AUD	Australian Dollar	NOK	Norwegian Krone
CAC	Cotation Assistée en Continu (Continuous Assisted Quotation)	NZD	New Zealand Dollar
CAD	Canadian Dollar	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
FTSE	Financial Times Stock Exchange	SGX	Singapore Stock Exchange
GBP	British Pound	UBS	UBS AG
JPY	Japanese Yen	USD	United States Dollar
JSE	Johannesburg Stock Exchange	WTI	West Texas Intermediate
MXN	Mexican Peso	ZAR	South African Rand

The accompanying notes are an integral part of the consolidated portfolio of investments.

5

CAMPBELL CORE TREND FUND

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2015

(UNAUDITED)

CONSOLIDATION OF SUBSIDIARY — The Campbell Core Trend Fund (the “Fund”) pursues its investment objective by allocating (i) up to 25% of its assets in its wholly-owned subsidiary, Campbell Core Offshore Limited (the “Subsidiary”), that employs the Adviser’s Campbell Core Trend Program and (ii) the remainder of its assets directly in an actively managed, short duration fixed-income portfolio. The consolidated financial statements of the Fund include the financial statements of the Subsidiary. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling economic interest (greater than 50%). All inter-company accounts and transactions have been eliminated. As of November 30, 2015, the net assets of the Subsidiary were $1,564,703, which represented 15.8% of the Fund’s net assets.

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, provided such amount approximates fair value. Forward exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 –	quoted prices in active markets for identical securities;

• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

6

CAMPBELL CORE TREND FUND

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2015

(UNAUDITED) (CONTINUED)

The following is a summary of inputs used, as of November 30, 2015, in valuing the Fund’s investments carried at fair value.

	TOTAL FAIR VALUE AT NOVEMBER 30, 2015	LEVEL 1 QUOTED PRICE	LEVEL 2 SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS

Short-Term Investments	$6,596,657	$—	$6,596,657	$—
Commodity Contracts
Futures	251,708	251,708	—	—
Equity Contracts
Futures	637	637	—	—
Interest Rate Contracts
Futures	68,431	68,431	—	—
Foreign Exchange Contracts
Forward Foreign Currency Contracts	293,541	—	293,541	—

Total Assets	$7,210,974	$320,776	$6,890,198	$—

	TOTAL FAIR VALUE AT NOVEMBER 30, 2015	LEVEL 1 QUOTED PRICE	LEVEL 2 SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS
Commodity Contracts
Futures	$(54,170)	$(54,170)	$—	$—
Equity Contracts
Futures	(3,653)	(3,653)	—	—
Interest Rate Contracts
Futures	(11,990)	(11,990)	—	—
Foreign Exchange Contracts
Forward Foreign Currency Contracts	(296,483)	—	(296,483)	—

Total Liabilities	$(366,296)	$(69,813)	$(296,483)	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of

7

CAMPBELL CORE TREND FUND

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2015

(UNAUDITED) (CONTINUED)

Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2015, the Fund had no transfers between Levels 1, 2 and 3.

DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The following table lists the fair values of the Fund’s derivative holdings as of November 30, 2015 grouped by contract type and risk exposure category.

DERIVATIVE TYPE	EQUITY CONTRACTS	INTEREST RATE CONTRACTS	FOREIGN CURRENCY CONTRACTS	COMMODITY CONTRACTS	TOTAL

	Asset Derivatives

Forward Contracts	$—	$—	$293,541	$—	$293,541

Futures Contracts(a)	637	68,431	—	251,708	320,776

Total Value - Assets	$637	$68,431	$293,541	$251,708	$614,317

	Liability Derivatives

Forward Contracts	$—	$—	$(296,483)	$—	$(296,483)

Futures Contracts(a)	(3,653)	(11,990)	—	(54,170)	(69,813)

Total Value - Liabilities	$(3,653)	$(11,990)	$(296,483)	$(54,170)	$(366,296)

(a)	This amount represents the cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Portfolio of Investments.

For the period ended November 30, 2015, the Fund’s quarterly average volume of derivatives is as follows:

LONG FUTURES NOTIONAL COST	SHORT FUTURES NOTIONAL COST	FORWARD FOREIGN CURRENCY CONTRACTS — PAYABLE (VALUE AT TRADE DATE)	FORWARD FOREIGN CURRENCY CONTRACTS — RECEIVABLE (VALUE AT TRADE DATE)
$24,493,148	$(7,427,050)	$(48,620,347)	$48,620,347

FOREIGN CURRENCY TRANSLATION — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the consolidated financial statement period.

CURRENCY RISK — Investment in foreign securities involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls. Forward foreign currency exchange contracts may limit potential gains from a favorable change in value between the U.S. dollar and foreign currencies.

8

CAMPBELL CORE TREND FUND

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2015

(UNAUDITED) (CONTINUED)

Unanticipated changes in currency pricing may result in poorer overall performance for the Fund than if it had not engaged in these contracts.

COMMODITY SECTOR RISK — Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

FOREIGN SECURITIES MARKET RISK — A substantial portion of the trades of the Fund are expected to take place on markets or exchanges outside the United States. There is no limit to the amount of assets of the Fund that may be committed to trading on foreign markets. The risk of loss in trading foreign futures and options on futures contracts can be substantial. Participation in foreign futures and options on futures contracts involves the execution and clearing of trades on, or subject to the rules of, a foreign board of trade or exchange. Some of these foreign markets, in contrast to U.S. exchanges, are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

COUNTERPARTY RISK — The derivative contracts entered into by the Fund or its Subsidiary may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease.

CREDIT RISK — Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.

FUTURES CONTRACTS — The Fund uses futures contracts in the normal course of pursuing its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Consolidated Portfolio of Investments, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss.

9

CAMPBELL CORE TREND FUND

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2015

(UNAUDITED) (CONCLUDED)

FORWARD FOREIGN CURRENCY CONTRACTS — The Fund uses forward foreign currency contracts in the normal course of pursuing its investment objectives. These contracts are marked-to-market daily at the applicable translation rates. The Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. A Fund’s maximum risk of loss from counterparty credit risk related to forward foreign currency contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

For more information with regard to accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

10

FREE MARKET FUNDS

FREE MARKET U.S. EQUITY FUND

Portfolio of Investments

November 30, 2015

(Unaudited)

	Number of Shares	Value
EQUITY FUNDS — 100.0%
U.S. Large Cap Value Portfolio III(a)	26,162,877	$627,909,039
U.S. Large Company Portfolio(a)	19,000,179	313,122,943
U.S. Micro Cap Portfolio(b)	16,356,195	319,600,041
U.S. Small Cap Portfolio(b)	10,054,077	317,909,911
U.S. Small Cap Value Portfolio(b)	15,556,085	530,929,170

TOTAL EQUITY FUNDS (Cost $ 1,603,738,881)		2,109,471,104

TOTAL INVESTMENTS — 100.0% (Cost $ 1,603,738,881)*		2,109,471,104

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%		668,935

NET ASSETS — 100.0%		$2,110,140,039

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,603,738,881

Gross unrealized appreciation	$505,732,223
Gross unrealized depreciation	—

Net unrealized appreciation	$505,732,223

(a)	A portfolio of Dimensional Investment Group Inc.
(b)	A portfolio of DFA Investment Dimensions Group Inc.

The accompanying notes are an integral part of the portfolio of investments.

1

FREE MARKET FUNDS

FREE MARKET INTERNATIONAL EQUITY FUND

Portfolio of Investments

November 30, 2015

(Unaudited)

	Number of Shares	Value
INTERNATIONAL EQUITY FUNDS — 99.9%
Asia Pacific Small Company Portfolio(a)	1,027,680	$19,515,643
Canadian Small Company Series(b)	2,341,432	18,665,220
Continental Small Company Portfolio(a)	1,454,972	30,117,916
Continental Small Company Series(b)	276,434	18,283,892
DFA International Small Cap Value Portfolio(a)	31,326,143	604,281,296
DFA International Value Portfolio III(c)	31,137,232	450,244,371
Emerging Markets Portfolio(a)	3,651,391	78,139,763
Emerging Markets Small Cap Portfolio(a)	4,001,228	72,542,267
Emerging Markets Value Portfolio(a)	3,396,624	72,517,915
Japanese Small Company Portfolio(a)	1,670,598	34,932,198
Large Cap International Portfolio(a)	3,715,733	74,946,338
United Kingdom Small Company Portfolio(a)	186,330	6,603,520
United Kingdom Small Company Series(b)	346,874	22,421,375

TOTAL INTERNATIONAL EQUITY FUNDS (Cost $ 1,483,110,216)		1,503,211,714

TOTAL INVESTMENTS — 99.9% (Cost $ 1,483,110,216)*		1,503,211,714

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		1,384,031

NET ASSETS — 100.0%		$1,504,595,745

* The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:
Aggregate cost		$1,483,110,216

Gross unrealized appreciation		$106,745,557
Gross unrealized depreciation		(86,644,059)

Net unrealized appreciation		$20,101,498

(a)	A portfolio of DFA Investment Dimensions Group Inc.
(b)	A portfolio of DFA Investment Trust Company.
(c)	A portfolio of Dimensional Investment Group Inc.

The accompanying notes are an integral part of the portfolio of investments.

2

FREE MARKET FUNDS

FREE MARKET FIXED INCOME FUND

Portfolio of Investments

November 30, 2015

(Unaudited)

	Number of Shares	Value
FIXED INCOME FUNDS — 99.5%
DFA Five-Year Global Fixed Income Portfolio(a)	46,100,142	$509,867,570
DFA Inflation-Protected Securities Portfolio(a)	8,909,850	102,641,467
DFA Intermediate Government Fixed Income Portfolio(a)	19,385,673	244,841,044
DFA One-Year Fixed Income Portfolio(a)	48,418,877	498,714,435
DFA Short-Term Government Portfolio(a)	15,211,723	162,917,557
DFA Two-Year Global Fixed Income Portfolio(a)	51,248,719	509,412,265

TOTAL FIXED INCOME FUNDS (Cost $2,039,701,610)		2,028,394,338

TOTAL INVESTMENTS — 98.7% (Cost $2,039,701,610) *		2,028,394,338

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		10,142,372

NET ASSETS — 100.0%		$2,038,536,710

* The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:
Aggregate cost		$2,039,701,610

Gross unrealized appreciation		$1,460,872
Gross unrealized depreciation		(12,768,144)

Net unrealized depreciation		$(11,307,272)

(a)	A portfolio of DFA Investment Dimensions Group Inc.

The accompanying notes are an integral part of the portfolio of investments.

3

FREE MARKET FUNDS

Notes to Portfolio of Investments

November 30, 2015 (Unaudited)

PORTFOLIO VALUATION – Investments in the underlying funds are valued at the Free Market U.S. Equity Fund, the Free Market International Equity Fund and the Free Market Fixed Income Fund (each a “Fund,” collectively the “Funds”) net asset value determined as of the close of business on the New York Stock Exchange (generally 4:00 p.m. Eastern time). As required, some securities and assets may be valued at fair value as determined in good faith by the RBB Fund, Inc.’s Board of Directors. Direct investments in fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurements - The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1 –	quoted prices in active markets for identical securities;
• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 –	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2015, in valuing the Funds’ investments carried at fair value:

FREE MARKET U.S. EQUITY FUND

	Total Value at November 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input

Investments in Securities*	$2,109,471,104	$2,109,471,104	$-	$-

*Please refer to the Portfolio of Investments for further details.

FREE MARKET INTERNATIONAL EQUITY FUND

	Total Value at November 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input

Investments in Securities*	$1,503,211,714	$1,503,211,714	$-	$-

*Please refer to the Portfolio of Investments for further details.

FREE MARKET FIXED INCOME FUND

	Total Value at November 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input

Investments in Securities*	$2,028,394,338	$2,028,394,338	$-	$-

*Please refer to the Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

4

FREE MARKET FUNDS

Notes to Portfolio of Investments

November 30, 2015 (Unaudited)

(Concluded)

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require each of the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Funds to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Funds have an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Funds have an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2015, there were no transfers between Levels 1, 2 and 3 for the Funds.

For more information with regards to significant accounting policies, see the most recent semi or annual report filed with the Securities and Exchange Commission.

5

MATSON MONEY VI PORTFOLIOS

MATSON MONEY U.S. EQUITY VI PORTFOLIO

Portfolio of Investments

November 30, 2015

(Unaudited)

	Number of Shares	Value
EQUITY FUNDS — 98.7%
U.S. Large Cap Value Portfolio III(a)	162,763	$3,906,304
U.S. Large Company Portfolio(a)	122,832	2,024,271
U.S. Micro Cap Portfolio(b)	116,551	2,277,416
U.S. Small Cap Portfolio(b)	71,775	2,269,534
U.S. Small Cap Value Portfolio(b)	44,203	1,508,651
VA U.S. Large Value Portfolio(b)	26,230	600,926
VA U.S. Targeted Value Portfolio(b)	123,016	2,265,949

TOTAL EQUITY FUNDS (Cost $14,819,465)		14,853,051

TOTAL INVESTMENTS — 98.7% (Cost $14,819,465)*		14,853,051

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.3%		201,460

NET ASSETS — 100.0%		$15,054,511

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$14,819,465

Gross unrealized appreciation	$176,473
Gross unrealized depreciation	(142,887)

Net unrealized appreciation	$33,586

(a)	A portfolio of Dimensional Investment Group Inc.
(b)	A portfolio of DFA Investment Dimensions Group Inc.

The accompanying notes are an integral part of the portfolio of investments.

1

MATSON MONEY VI PORTFOLIOS

MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO

Portfolio of Investments

November 30, 2015

(Unaudited)

	Number of Shares	Value
INTERNATIONAL EQUITY FUNDS — 99.3%
DFA International Small Cap Value Portfolio(a)	154,161	$2,973,764
DFA International Value Portfolio III(b)	219,125	3,168,551
Emerging Markets Portfolio(a)	25,185	538,969
Emerging Markets Small Cap Portfolio(a)	27,978	507,237
Emerging Markets Value Portfolio(a)	23,525	502,266
Large Cap International Portfolio(a)	20,764	418,809
VA International Small Portfolio(b)	154,675	1,808,148
VA International Value Portfolio(b)	46,217	520,871

TOTAL INTERNATIONAL EQUITY FUNDS (Cost $11,364,732)		10,438,615

TOTAL INVESTMENTS — 99.3% (Cost $11,364,732)*		10,438,615

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%		77,297

NET ASSETS — 100.0%		$10,515,912

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$11,364,732

Gross unrealized appreciation	$—

Gross unrealized depreciation	(926,117)

Net unrealized depreciation	$(926,117)

(a)	A portfolio of DFA Investment Dimensions Group Inc.
(b)	A portfolio of Dimensional Investment Group Inc.

The accompanying notes are an integral part of the portfolio of investments.

2

MATSON MONEY VI PORTFOLIOS

MATSON MONEY FIXED INCOME VI PORTFOLIO

Portfolio of Investments

November 30, 2015

(Unaudited)

	Number of Shares	Value
FIXED INCOME FUNDS — 98.2%
DFA Five-Year Global Fixed Income Portfolio(a)	166,402	$1,840,403
DFA Inflation Protected Securities Portfolio(a)	79,499	915,824
DFA Intermediate Government Fixed Income Portfolio(a)	174,978	2,209,971
DFA One-Year Fixed Income Portfolio(a)	383,442	3,949,454
DFA Short-Term Fixed Portfolio(a)	35,483	362,636
DFA Short-Term Government Portfolio(a)	137,347	1,470,991
DFA Two-Year Global Fixed Income Portfolio(a)	462,459	4,596,846
VA Global Bond Portfolio(a)	253,036	2,760,620

TOTAL FIXED INCOME FUNDS (Cost $18,115,260)		18,106,745

TOTAL INVESTMENTS — 98.2% (Cost $18,115,260)*		18,106,745

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.8%		330,325

NET ASSETS — 100.0%		$18,437,070

* The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost		$18,115,260

Gross unrealized appreciation		$37,157

Gross unrealized depreciation		(45,672)

Net unrealized depreciation		$(8,515)

(a)	A portfolio of DFA Investment Dimensions Group Inc.

The accompanying notes are an integral part of the portfolio of investments.

3

MATSON MONEY VI PORTFOLIOS

Notes to Portfolio of Investments

November 30, 2015 (unaudited)

PORTFOLIO VALUATION – Investments in the underlying Portfolios are valued at the Matson Money U.S. Equity VI Portfolio, the Matson Money International Equity VI Portfolio, and the Matson Money Fixed Income VI Portfolio (each a “Portfolio,” collectively the “Portfolios”) net asset value determined as of the close of business on the New York Stock Exchange (generally 4:00 p.m. Eastern time). As required, some securities and assets may be valued at fair value as determined in good faith by the Company’s Board of Directors. Direct investments in fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurements - The inputs and valuation techniques used to measure fair value of the Portfolios’ investments are summarized into three levels as described in the hierarchy below:

• Level 1 –	quoted prices in active markets for identical securities;
• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 –	significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2015, in valuing the Portfolios’ investments carried at fair value:

MATSON MONEY U.S. EQUITY VI PORTFOLIO

	Total Value at November 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input

Investments in Securities*	$14,853,051	$14,853,051	$-	$-

*Please refer to the Portfolio of Investments for further details. MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO
	Total Value at November 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input

Investments in Securities*	$10,438,615	$10,438,615	$-	$-

*Please refer to the Portfolio of Investments for further details. MATSON MONEY FIXED INCOME VI PORTFOLIO
	Total Value at November 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input

Investments in Securities*	$18,106,745	$18,106,745	$-	$-

*Please refer to the Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous,

4

MATSON MONEY VI PORTFOLIOS

Notes to Portfolio of Investments

November 30, 2015 (unaudited)

(Concluded)

observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Portfolios’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Portfolios’ may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require each Portfolio to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires a Portfolio to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when a Portfolio had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when a Portfolio had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2015, there were no transfers between Levels 1, 2 and 3 for the Portfolios.

For more information with regards to significant accounting policies, see the most recent semi or annual report filed with the Securities and Exchange Commission.

5

THE SCHNEIDER FUNDS

SCHNEIDER SMALL CAP VALUE FUND

Portfolio of Investments

November 30, 2015

(Unaudited)

	Shares	Value
COMMON STOCKS — 89.8%
Auto Parts & Equipment — 0.1%
Commercial Vehicle Group, Inc. *	8,842	$30,063

Banks — 10.7%
Bancorp, Inc., (The) *	90,414	694,380
Dundee Corp., Class A *	4,940	22,168
Hancock Holding Co.	4,067	118,431
MainSource Financial Group, Inc.	4,390	101,058
MidSouth Bancorp, Inc.	3,017	33,036
Regions Financial Corp.	204,806	2,076,733

		3,045,806

Coal — 0.5%
Peabody Energy Corp. (a)	11,555	131,727

Commercial Services — 7.9%
Aegean Marine Petroleum Network, Inc.	128,608	1,211,487
Ardmore Shipping Corp.	29,544	369,891
Avis Budget Group, Inc. *	1,728	64,610
Genco Shipping & Trading, Ltd. *	9,528	15,054
Hudson Global, Inc. *	97,678	232,474
Stolt-Nielsen, Ltd.	10,002	128,926
Viad Corp.	7,344	226,709

		2,249,151

Electronics — 2.4%
FARO Technologies, Inc. *	3,843	115,636
Kemet Corp. *	203,489	575,874
TTM Technologies, Inc. *		2

		691,512

Healthcare - Products — 0.7%
Orthofix International NV *	5,024	198,749

Healthcare - Services — 1.6%
Five Star Quality Care, Inc. *	124,108	445,548

Home Builders — 2.8%
Pulte Homes, Inc.	37,190	724,461
Taylor Morrison Home Corp., Class A *	4,216	73,780

		798,241

Insurance — 2.7%
Assured Guaranty, Ltd.	23,067	609,891
Genworth Financial, Inc., Class A *	30,530	154,177

		764,068

Internet — 1.0%
ModusLink Global Solutions, Inc. *	105,670	288,479

Machinery - Construction & Mining — 2.5%
Terex Corp.	34,324	702,956

Machinery - Diversified — 2.0%
Intevac, Inc. *	114,675	569,935

	Shares	Value
Metals Fabricating — 0.0%
AM Castle & Co. * (a)	2,485	$5,865

Mining — 0.4%
Alumina Ltd. SP ADR	9,797	31,448
Thompson Creek Metals Co., Inc. *	36,563	6,581
Ur-Energy, Inc. *	150,406	78,211

		116,240

Miscellaneous Manfacturing — 0.0%
Orbotech, Ltd. *	193	3,943

Oil & Gas — 20.6%
Approach Resources, Inc. *	320,203	714,053
Chesapeake Energy Corp. (a)	29,294	154,379
MRC Global, Inc. *	123,246	1,822,808
Scorpio Tankers, Inc.	5,435	47,013
Swift Energy Co. * (a)	1,204	458
Weatherford International PLC *	57,148	617,770
Willbros Group, Inc. *	264,231	784,766
WPX Energy, Inc. *	199,437	1,711,169

		5,852,416

Real Estate — 1.2%
Alexander & Baldwin, Inc.	5,618	212,978
Forestar Group, Inc. *	9,078	123,370

		336,348

Real Estate Investment Trusts — 4.9%
NorthStar Realty Europe Corp.	57,433	656,459
NorthStar Realty Finance Corp.	15,060	271,682
Parkway Properties, Inc.	17,655	301,547
Redwood Trust, Inc. (a)	10,741	148,011
Rexford Industrial Realty, Inc.	845	13,613
Sunstone Hotel Investors, Inc.		5

		1,391,317

Retail — 0.3%
Office Depot, Inc. *	12,526	82,546

Savings & Loans — 13.8%
First Niagara Financial Group, Inc.	119,605	1,289,342
Flagstar Bancorp, Inc. *	75,326	1,850,007
HomeStreet, Inc. *	36,428	789,395

		3,928,744

Semiconductors — 3.9%
Axcelis Technologies, Inc. *	154,673	408,337
SunEdison Semiconductor, Ltd. *	73,392	700,894
Veeco Instruments, Inc. *	685	14,008

		1,123,239

The accompanying notes are an integral part of the portfolio of investments.

1

THE SCHNEIDER FUNDS

SCHNEIDER SMALL CAP VALUE FUND

Portfolio of Investments (Concluded)

November 30, 2015

(Unaudited)

	Shares	Value
Software — 2.3%
Xura, Inc. *	25,680	$664,342

Telecommunications — 7.5%
Aviat Networks, Inc. *	1,341,899	1,247,966
UTStarcom Holdings Corp. * (a)	368,755	892,387

		2,140,353

TOTAL COMMON STOCKS (Cost $28,385,852)		25,561,588

	Par (000)
CORPORATE BONDS — 0.6%
LandAmerica Financial Group, Inc. CONV ‡ 3.25%, 05/15/34	$ 33	8,068
RAIT Financial Trust CONV 7.00%, 04/01/31	39	169,482

TOTAL CORPORATE BONDS (Cost $227,676)		177,550

	Shares
EXCHANGE TRADED FUND — 1.2%
Finance — 1.2%
iShares Russell 2000 Value Index Fund (a)	3,532	345,747

TOTAL EXCHANGE TRADED FUND (Cost $338,869)		345,747

SECURITIES LENDING COLLATERAL — 2.3%
BlackRock Liquidity TempFund, Institutional Shares	660,222	660,222

TOTAL SECURITIES LENDING COLLATERAL (Cost $660,222)		660,222

TOTAL INVESTMENTS — 93.9% (Cost $29,612,619) **		26,745,107

ASSETS IN EXCESS OF OTHER LIABILITIES — 6.1%		1,737,539

NET ASSETS — 100.0%		$28,482,646

*	Non-income producing.
(a)	All or a portion of the security is on loan. At November 30, 2015, the market value of securities on loan was $649,322.
‡	Holding in default resolution. Value has been determined in good faith by or under the direction of The RBB Fund, Inc’s Board of Directors to be the estimated value of the future payouts under the default resolution. As of November 30, 2015, this holding amounted to $8,068 or 0.0% of net assets and is deemed illiquid by the portfolio manager pursuant to the Fund’s policies and procedures.
CONV	Convertible
PLC	Public Limited Company
SP ADR	Sponsored American Depository Receipt
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a Federal income tax basis are as follows:

Aggregate Cost	$29,612,619

Gross unrealized appreciation	$3,398,225
Gross unrealized depreciation	(6,265,737)

Net unrealized depreciation	$(2,867,512)

The accompanying notes are an integral part of the portfolio of investments.

2

THE SCHNEIDER FUNDS

SCHNEIDER VALUE FUND

Portfolio of Investments

November 30, 2015

(Unaudited)

	Shares	Value
COMMON STOCKS — 93.0%
Aircraft — 0.6%
Bombardier, Inc., Class B	133,911	$128,836

Banks — 25.9%
Citigroup, Inc.	13,289	718,802
JPMorgan Chase & Co.	12,320	821,498
Regions Financial Corp.	126,040	1,278,046
State Street Corp.	16,873	1,224,642
SunTrust Banks, Inc.	43,379	1,883,516

		5,926,504

Coal — 0.4%
Peabody Energy Corp. (a)	8,426	96,058

Commercial Services — 4.2%
Aegean Marine Petroleum Network, Inc.	62,072	584,718
Avis Budget Group, Inc. *	6,897	257,879
Scorpio Tankers, Inc.	13,026	112,675

		955,272

Home Builders — 4.6%
Pulte Homes, Inc.	46,196	899,898
Taylor Morrison Home Corp., Class A *	8,510	148,925

		1,048,823

Insurance — 13.3%
Assured Guaranty, Ltd.	27,213	719,512
Genworth Financial, Inc., Class A *	138,089	697,349
Hartford Financial Services Group, Inc.	22,689	1,035,526
Old Republic International Corp.	31,039	588,499

		3,040,886

Leisure Time — 4.1%
Carnival Corp.	18,577	938,696

Lodging — 0.9%
Marriott International, Inc., Class A (a)	2,969	210,532

Machinery - Construction & Mining — 2.1%
Terex Corp.	23,285	476,877

Mining — 2.7%
US Silica Holdings, Inc. (a)	29,616	629,932

Oil & Gas — 22.0%
Chesapeake Energy Corp. (a)	176,874	932,126
Marathon Oil Corp.	14,096	246,821
MRC Global, Inc. *	80,700	1,193,553
Weatherford International PLC *	128,684	1,391,074
WPX Energy, Inc. *	146,365	1,255,812

		5,019,386

	Shares	Value
Real Estate — 0.8%
Alexander & Baldwin, Inc.	4,789	$181,551

Real Estate Investment Trusts — 5.8%
Equity Commonwealth *	9,820	271,228
NorthStar Realty Europe Corp.	64,686	739,357
NorthStar Realty Finance Corp.	12,220	220,449
Parkway Properties, Inc.	5,171	88,321

		1,319,355

Retail — 1.1%
Office Depot, Inc. *	36,911	243,243

Savings & Loans — 4.5%
First Niagara Financial Group, Inc.	95,515	1,029,652

TOTAL COMMON STOCKS (Cost $20,386,979)		21,245,603

EXCHANGE TRADED FUND — 0.1%
Finance — 0.1%
iShares Russell 1000 Value Index Fund	360	36,248

TOTAL EXCHANGE TRADED FUND (Cost $36,403)		36,248

SECURITIES LENDING COLLATERAL — 7.1%
BlackRock Liquidity TempFund, Institutional Shares	1,616,950	1,616,950

TOTAL SECURITIES LENDING COLLATERAL (Cost $1,616,950)		1,616,950

TOTAL INVESTMENTS — 100.2% (Cost $22,040,332) **		22,898,801

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(50,471)

NET ASSETS — 100.0%		$22,848,330

*	Non-income producing.
(a)	All or a portion of the security is on loan. At November 30, 2015, market value of securities on loan was $1,587,425.
PLC	Public Limited Company
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a Federal income tax basis, are as follows:

Aggregate Cost	$22,040,332

Gross unrealized appreciation	$4,182,408
Gross unrealized depreciation	(3,323,939)

Net unrealized appreciation	$858,469

The accompanying notes are an integral part of the portfolio of investments.

3

THE SCHNEIDER FUNDS

Notes to Portfolio of Investments

November 30, 2015

(Unaudited)

PORTFOLIO VALUATION —The Schneider Small Cap Value Fund (the “Small Cap Value Fund”) and the Schneider Value Fund (the “Value Fund”) (each a “Fund,” collectively the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed Income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed Income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use Fair Value Pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENT— The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;
• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summary of the inputs used, as of November 30, 2015, in valuing the Funds’ investments carried at fair value:

Small Cap Value Fund

	Total Value as of November 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$25,561,588	$25,561,588	$—	$—
Corporate Bonds	177,550	—	169,482	8,068
Exchange Traded Fund	345,747	345,747	—	—
Securities Lending Collateral	660,222	660,222	—	—

Total	$26,745,107	$26,567,557	$169,482	$8,068

4

THE SCHNEIDER FUNDS

Notes to Portfolio of Investments (Concluded)

November 30, 2015

(Unaudited)

Value Fund

	Total Value as of November 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$21,245,603	$21,245,603	$—	$—
Exchange Traded Fund	36,248	36,248	—	—
Securities Lending Collateral	1,616,950	1,616,950	—	—

Total	$22,898,801	$22,898,801	$—	$—

*Please refer to the Portfolio of Investments for details on portfolio holdings.

The fair value of a Fund’s bonds are generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Bonds that are priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, Schneider Capital Management continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments. Determination of fair values is uncertain because it involves subjective judgments and estimates not easily substantiated by auditing procedures.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had an active market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires a Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when a Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2015, there were no significant transfers between levels 1, 2 and 3 for the Small Cap Value Fund and the Value Fund.

5

SECURITIES LENDING —The Funds may make secured loans of their portfolio securities to brokers, dealers and other financial institutions to earn additional income and receive cash collateral equal to at least 102% of the current market value of the loaned securities, as marked to market each day that the NAV of the Funds is determined. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Funds will pay administrative and custodial fees in connection with the loan of securities. Collateral is invested in short-term investments and the Funds will bear the risk of loss of the invested collateral. Securities lending will expose the Funds to the risk of loss should a borrower default on its obligation to return the borrowed securities.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

6

SCOTIA DYNAMIC U.S. GROWTH FUND

Portfolio of Investments

November 30, 2015

(Unaudited)

	Number of Shares	Value

COMMON STOCKSΔ - 98.8%
Consumer Discretionary — 30.5%
Amazon.com, Inc.*	8,500	$5,650,800
Arista Networks, Inc.*	20,500	1,507,160
Expedia, Inc	30,900	3,804,099
Netflix, Inc.*	32,500	4,008,225
O’Reilly Automotive, Inc.*	13,300	3,509,471
Tesla Motors, Inc.*	7,500	1,726,950
Ulta Salon Cosmetics & Fragrance, Inc.*	18,600	3,106,200
Zoe’s Kitchen, Inc.*	89,300	3,037,986

		26,350,891

Consumer Staples — 2.8%
Monster Beverage Corp.*	15,600	2,411,916

		2,411,916

Health Care — 11.6%
Incyte Corp.*	29,700	3,392,928
Regeneron Pharmaceuticals, Inc.*	7,500	4,083,750
Vertex Pharmaceuticals, Inc.*	19,700	2,548,392

		10,025,070

Information Technology — 53.9%
Activision Blizzard, Inc.	101,300	3,814,958
Adobe Systems, Inc.*	40,100	3,667,546
Alphabet, Inc., Class C*	6,000	4,455,600
Ellie Mae, Inc.*	32,300	2,062,032
Facebook, Inc., Class A*	42,500	4,430,200
Global Payments, Inc.	39,000	2,763,150
LinkedIn Corp., Class A*	10,100	2,455,411
Palo Alto Networks, Inc.*	30,600	5,732,604
Proofpoint, Inc.*	27,700	2,030,687

	Number of Shares	Value

Information Technology — (Continued)
salesforce.com, Inc.*	64,200	$5,116,098
ServiceNow, Inc.*	49,600	4,315,696
Tableau Software, Inc., Class A* .	35,700	3,463,971
Ultimate Software Group, Inc., (The)*	11,500	2,271,250

		46,579,203

TOTAL COMMON STOCKS (Cost $ 81,311,513)		85,367,080

TOTAL INVESTMENTS - 98.8% (Cost $ 81,311,513)**		85,367,080

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%		1,078,902

NET ASSETS - 100.0%		$86,445,982

Δ	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$81,311,513

Gross unrealized appreciation	$5,176,900
Gross unrealized depreciation	(1,121,333)

Net unrealized appreciation	$4,055,567

The accompanying notes are an integral part of the portfolio of investments.

1

SCOTIA DYNAMIC U.S. GROWTH FUND

Notes to Portfolio of Investments

November 30, 2015

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Scotia Dynamic U.S. Growth Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2

SCOTIA DYNAMIC U.S. GROWTH FUND

Notes to Portfolio of Investments (Concluded)

November 30, 2015

(Unaudited)

The following is a summary of the inputs used, as of November 30, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value at November 30, 2015	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$85,367,080	$85,367,080	$—	$—

* Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise be less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2015, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

3

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Portfolio of Investments

November 30, 2015

(Unaudited)

	Number of Shares	Value

COMMON STOCKS—95.6%
Advertising — 1.0%
Omnicom Group, Inc.	10,440	$771,725

		771,725

Apparel — 0.6%
VF Corp.	6,970	450,959

		450,959

Banks — 1.6%
US Bancorp	21,550	945,830
Wells Fargo & Co.	6,530	359,803

		1,305,633

Chemicals — 0.2%
Monsanto Co.	1,500	142,740

		142,740

Commercial Services — 1.8%
Cintas Corp.	3,640	333,388
H&R Block, Inc.	2,400	88,056
PayPal Holdings, Inc.*	1,200	42,312
Total System Services, Inc.	16,050	898,158
Western Union Co., (The)	3,580	67,519

		1,429,433

Computers — 6.5%
Accenture, PLC, Class A*	19,480	2,088,646
Apple, Inc.	12,770	1,510,691
EMC Corp.	2,700	68,418
Hewlett Packard Enterprise Co.	2,200	32,692
HP, Inc.	2,200	27,588
International Business Machines Corp.	10,820	1,508,524

		5,236,559

Cosmetics/Personal Care — 2.6%
Colgate-Palmolive Co.	8,050	528,724
Procter & Gamble Co., (The)	20,920	1,565,653

		2,094,377

Distribution/Wholesale — 1.8%
Genuine Parts Co.	16,300	1,477,269

		1,477,269

Electric — 7.9%
CMS Energy Corp.	4,550	159,341
DTE Energy Co.	6,960	560,210
Duke Energy Corp.	10,140	687,086
Edison International	23,270	1,381,307
Pepco Holdings, Inc.	38,370	984,958
PG&E Corp.	1,300	68,549
PPL Corp.	23,640	804,706
SCANA Corp.	2,990	176,829
Southern Co., (The)	3,630	161,680
WEC Energy Group, Inc.	15,970	787,640

	Number of Shares	Value

Electric — (Continued)
Xcel Energy, Inc.	15,340	$547,024

		6,319,330

Environmental Control — 2.2%
Republic Services, Inc.	25,260	1,109,672
Stericycle, Inc.*	4,570	551,690
Waste Management, Inc.	2,220	119,369

		1,780,731

Food — 7.8%
ConAgra Foods, Inc.	2,000	81,860
General Mills, Inc.	20,600	1,189,856
Hershey Co., (The)	1,740	150,179
Hormel Foods Corp.	22,870	1,713,420
Kellogg Co.	13,800	949,026
McCormick & Co., Inc.	3,920	336,806
Sysco Corp.	44,390	1,824,429

		6,245,576

Healthcare-Products — 4.1%
Baxter International, Inc.	8,090	304,589
DENTSPLY International, Inc.	6,740	408,848
Medtronic, PLC	2,750	207,185
Patterson Cos, Inc.	35,340	1,610,444
St Jude Medical, Inc.	1,000	63,100
Thermo Fisher Scientific, Inc.	3,690	510,696
Varian Medical Systems, Inc.*	2,550	205,989

		3,310,851

Healthcare-Services — 3.8%
Anthem, Inc.	2,380	310,304
Laboratory Corp. of America Holdings*	10,700	1,300,478
Quest Diagnostics, Inc.	6,400	437,248
UnitedHealth Group, Inc.	8,590	968,179

		3,016,209

Household Products / Wares — 2.7%
Clorox Co., (The)	15,770	1,960,211
Kimberly-Clark Corp.	1,880	224,002

		2,184,213

Insurance — 7.0%
ACE Ltd.*	900	103,365
Berkshire Hathaway, Inc., Class B*	500	67,045
Cincinnati Financial Corp.	32,300	1,973,853
Marsh & McLennan Cos, Inc.	24,400	1,349,320
Principal Financial Group, Inc.	6,280	323,169
Progressive Corp., (The)	58,450	1,801,429

		5,618,181

Internet — 0.6%
VeriSign, Inc.*	5,380	481,187

		481,187

The accompanying notes are an integral part of the portfolio of investments.

1

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Portfolio of Investments (Concluded)

November 30, 2015

(Unaudited)

	Number of Shares	Value

Media — 1.4%
Scripps Networks Interactive, Inc., Class A	1,050	$59,640
Walt Disney Co., (The)	9,420	1,068,887

		1,128,527

Oil & Gas — 2.7%
Chevron Corp.	7,330	669,376
ConocoPhillips	1,100	59,455
Exxon Mobil Corp.	16,000	1,306,560
Occidental Petroleum Corp.	1,570	118,676

		2,154,067

Pharmaceuticals — 7.8%
Eli Lilly & Co.	13,800	1,132,152
Express Scripts Holding Co.*	9,060	774,449
Johnson & Johnson	17,390	1,760,564
Merck & Co., Inc.	16,940	897,990
Pfizer, Inc.	50,370	1,650,625
Zoetis, Inc.	1,500	70,050

		6,285,830

Real Estate Investment Trusts — 8.0%
Apartment Investment & Management Co., Class A	5,540	211,130
Crown Castle International Corp.	1,200	103,092
Equity Residential	5,000	399,100
General Growth Properties, Inc.	20,040	510,419
HCP, Inc.	1,340	47,610
Plum Creek Timber Co., Inc.	23,610	1,199,624
Prologis, Inc.	3,800	162,450
Public Storage	9,100	2,184,546
Simon Property Group, Inc.	2,880	536,371
Ventas, Inc.	8,370	446,456
Welltower, Inc.	10,470	661,599

		6,462,397

Retail — 12.1%
Bed Bath & Beyond, Inc.*	11,500	626,980
Costco Wholesale Corp.	11,200	1,807,904
Dollar General Corp.	15,060	985,075
GameStop Corp., Class A	12,410	434,722
Gap, Inc., (The)	32,770	875,942
Home Depot, Inc., (The)	6,500	870,220
Macy’s, Inc.	9,120	356,410
McDonald’s Corp.	6,500	742,040
Nordstrom, Inc.	19,410	1,092,977
Target Corp.	15,500	1,123,750
TJX Cos, Inc., (The)	12,000	847,200

		9,763,220

	Number of Shares	Value

Semiconductors — 0.1%
Intel Corp	2,300	$79,971

		79,971

Software — 6.0%
Cerner Corp.*	5,100	303,960
Fidelity National Information Services, Inc	1,420	90,411
Fiserv, Inc.*	16,200	1,559,088
Microsoft Corp.	26,160	1,421,796
Paychex, Inc.	27,500	1,491,875

		4,867,130

Telecommunications — 4.4%
AT&T, Inc.	43,990	1,481,143
Cisco Systems, Inc.	19,360	527,560
Motorola Solutions, Inc.	890	63,884
Verizon Communications, Inc.	32,830	1,492,124

		3,564,711

Transportation — 0.9%
CH Robinson Worldwide, Inc.	6,960	469,313
United Parcel Service, Inc., Class B	2,750	283,278

		752,591

TOTAL COMMON STOCKS (Cost $ 69,811,398)		76,923,417

TOTAL INVESTMENTS - 95.6% (Cost $ 69,811,398)**		76,923,417

OTHER ASSETS IN EXCESS OF LIABILITIES - 4.4%		3,567,263

NET ASSETS - 100.0%		$80,490,680

*	Non-income producing security.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$69,811,398

Gross unrealized appreciation	$9,546,982
Gross unrealized depreciation	(2,434,963)

Net unrealized appreciation	$7,112,019

PLC	Public Limited Company

The accompanying notes are an integral part of the portfolio of investments.

2

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Notes to Portfolio of Investments

November 30, 2015

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Summit Global Investments U.S. Low Volatility Equity Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Notes to Portfolio of Investments (Concluded)

November 30, 2015

(Unaudited)

The following is a summary of the inputs used, as of November 30, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value at November 30, 2015	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$76,923,417	$76,923,417	$—	$—

* Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2015, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

4

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The RBB Fund, Inc.

By (Signature and Title)*	/s/ Salvatore Faia
Salvatore Faia, President (principal executive officer)

Date	1/27/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Salvatore Faia
Salvatore Faia, President (principal executive officer)

Date	1/27/16

By (Signature and Title)*	/s/ Robert Amweg
Robert Amweg, Treasurer (principal financial officer)

Date	1/27/16

* Print the name and title of each signing officer under his or her signature.